NATIONWIDE(R) MUTUAL FUNDS

                             NATIONWIDE INDEX FUNDS:
                      NATIONWIDE MID CAP MARKET INDEX FUND
                         NATIONWIDE SMALL CAP INDEX FUND
                       NATIONWIDE INTERNATIONAL INDEX FUND
                           NATIONWIDE BOND INDEX FUND
                          NATIONWIDE S&P 500 INDEX FUND





                                  ANNUAL REPORT
                                OCTOBER 31, 2001

                           NATIONWIDE(R) MUTUAL FUNDS

                        NATIONWIDE(R) INDEX FUNDS SERIES

                                  ANNUAL REPORT

                                OCTOBER 31, 2001


                                TABLE OF CONTENTS

Nationwide Mid Cap Market Index Fund . . . . . . . . . . . . . . . . . . . .   2

Nationwide Small Cap Index Fund. . . . . . . . . . . . . . . . . . . . . . .   8

Nationwide International Index Fund. . . . . . . . . . . . . . . . . . . . .  25

Nationwide Bond Index Fund . . . . . . . . . . . . . . . . . . . . . . . . .  38

Nationwide S&P 500 Index Fund. . . . . . . . . . . . . . . . . . . . . . . .  42

Statements of Assets and Liabilities . . . . . . . . . . . . . . . . . . . .  50

Statements of Operations . . . . . . . . . . . . . . . . . . . . . . . . . .  52

Statements of Changes in Net Assets. . . . . . . . . . . . . . . . . . . . .  54

Financial Highlights . . . . . . . . . . . . . . . . . . . . . . . . . . . .  57

Notes to Financial Statements. . . . . . . . . . . . . . . . . . . . . . . .  64

Independent Auditors' Report . . . . . . . . . . . . . . . . . . . . . . . .  76




* "Standard & Poor's(R)","S&P(R)","S&P 500(R)","Standard & Poor's 500", and "500"are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Fund. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund. For further information regarding the

NATIONWIDE(R) MUTUAL FUNDS
--------------------------------------------------------------------------------

NATIONWIDE MID CAP MARKET INDEX FUND

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

HOW DID THE FUND PERFORM AGAINST ITS BENCHMARK?

     For the fiscal year ended October 31, 2001, the Nationwide Mid Cap Market Index Fund returned -12.57%(a) versus a return of -12.45% for the S&P Midcap 400 Index, its benchmark.

WHAT OVERALL MARKET FACTORS (MACROECONOMIC CONDITIONS, STYLE, SECTOR ALLOCATIONS AND CAPITALIZATION RANGES) CONTRIBUTED TO THE PORTFOLIO'S
PERFORMANCE?

     During the past year, the portfolio met its objective of replicating the return of its benchmark. The 2001 fiscal year commenced in a slump as the markets experienced an incremental slowing of the economy. At the beginning of the fiscal year, the technology bust along with decreased consumer confidence continued to drag performance down. In the latter part of the year, consumer spending and confidence continued to erode as companies missed earnings targets one after another and massive layoffs ensued. Amid continual news regarding increasing unemployment levels and decreasing GDP, the market continued its downward trend with the DJIA falling below 10,000 in August. This decline in the markets was exacerbated by the unexpected World Trade Center tragedy. The negative economic impact from the attacks, which resulted in the longest shutdown of U.S. markets since the Great Depression, added to the bearish sentiment prevailing in U.S. equity markets. After the markets reopened, they suffered their worst weekly performance since 1933, rendering third-quarter losses of -16.57% for the Index. The markets experienced a minimal rebound in October with the Index returning 4.42%.

WHAT FACTORS/SECURITIES CONTRIBUTED TO OR DETRACTED FROM PERFORMANCE?

     With the overall financial markets posting negative returns for the fiscal year, investing in value stocks proved advantageous as the S&P 400/BARRA Value Index returned 4.87% versus the S&P 400/Barra Growth Index, which returned -26.68%. Technology pulled down the performance of the Index for the fiscal year, returning an average loss of -49.90%. Palm Inc. and JDS Uniphase posted the greatest losses with -95.8% and -90.10%, respectively. On the other end of the spectrum, materials and processing had the greatest return of 14.93% for the fiscal year with Homestake Mining and Ball Corp. leading the sector with 119.3% and 78.5%, respectively.

WHAT IS YOUR VIEW OF THE MARKET-AND YOUR FUND'S POSITION-GOING
FORWARD?

     There is no sign yet that the U.S. equity market will stabilize as more and more companies pre-announce worse-than-expected earnings for the third quarter of 2001. Adding to the uncertainty is the United States' retaliation against terrorism. In this environment, we expect the Federal Reserve to continue easing rates in response to the clearly slowing economy. The portfolio is expected to continue to meet its objectives of replicating the risk and returns of the benchmark index.

(a) PERFORMANCE OF CLASS A SHARES WITHOUT SALES CHARGE AND ASSUMING ALL DISTRIBUTIONS ARE REINVESTED.

PORTFOLIO MANAGER: MERRILL LYNCH INVESTMENT MANAGEMENT - SUBADVISER

PORTFOLIO MARKET VALUE: $35,742,028

OCTOBER 31, 2001

AVERAGE ANNUAL TOTAL RETURN
(For Years Ended October 31, 2001)

YEARS                                   1     INCEPTION(3)
==========================================================
Class A                 w/o SC*       -12.57%       1.95%
                          w/SC1       -17.61%      -1.28%
----------------------------------------------------------
Class B**               w/o SC*       -13.17%       1.52%
                          w/SC2       -17.31%      -0.59%
----------------------------------------------------------
Institutional Class***                -12.17%       2.44%
----------------------------------------------------------

All figures showing the effect of a sales charge reflect the maximum charge possible, because it has the most dramatic effect on performance data.
*    These returns do not reflect the effects of sales charges (SC).
** These returns include performance based on Class A shares, which was achieved prior to the creation of Class B shares (5/25/01). These returns have been restated for sales charges but not for fees applicable to Class B shares, which include a 1.00% 12b-1 fee. Had Class B been in existence for the time periods presented, the performance of Class B would have been lower as a result of the additional expense.
***  Not subject to any sales charges.
1    A 5.75% front-end sales charge was deducted.
2 A 5.00% maximum contingent deferred sales charge (CDSC) was deducted. The CDSC declines to 0% after 6 years.
3 Commenced operations on December 29, 1999. Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results.



                     S&P Midcap 400   CPI
            Class A
12/29/1999  9,425 .          10,000  10,000
----------  -------  --------------  ------
10/31/2000  11,170.          11,807  10,339
----------  -------  --------------  ------
10/31/2001  9,766 .          10,337  10,618
----------  -------  --------------  ------





Comparative performance of $10,000 invested in Class A shares of the Nationwide Mid Cap Market Index Fund, the S&P MidCap 400 Index(b), and the Consumer Price Index (CPI)(c) since inception. Unlike the Fund, these indices do not reflect any fees, expenses, or sales charges.
(b) The S&P MidCap 400 Index consists of 400 stocks designed to measure performance of the mid cap company economy through changes in the aggregate market value of these 400 stocks, which represent all major industries.
(c) The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.


2   N A T I O N W I D E

STATEMENT OF INVESTMENTS NATIONWIDE(R) MID CAP MARKET INDEX FUND
--------------------------------------------------------------------------------
                                OCTOBER 31, 2001

                                                      SHARES
                                                        OR
                                                     PRINCIPAL     MARKET
                                                      AMOUNT       VALUE
COMMON STOCK  (89.8%)
-----------------------------------------------------------------------------
AEROSPACE / DEFENSE  (0.3%)
Newport News Shipbuilding                                   600  $   41,520
Precision Castparts Corp.(b)                              2,300      52,302
Sequa Corp. Class A                                         300      13,350
                                                                 ----------
                                                                    107,172
                                                                 ----------
-----------------------------------------------------------------------------
AGRICULTURAL PRODUCTS  (0.8%)
R.J. Reynolds Tobacco
Holdings, Inc.(b)                                         4,400     246,576
Universal Corp.                                           1,300      42,042
                                                                 ----------
                                                                    288,618
                                                                 ----------
-----------------------------------------------------------------------------
AIRLINES  (0.1%)
Alaska Air Group, Inc.                                    1,400      34,160
                                                                 ----------
-----------------------------------------------------------------------------
AMUSEMENT & RECREATION  (0.5%)
Callaway Golf Co.                                         3,500      50,015
International Speedway Corp.(b)                           2,100      77,952
Six Flags, Inc.                                           3,800      44,840
                                                                 ----------
                                                                    172,807
                                                                 ----------
-----------------------------------------------------------------------------
AUTO PARTS & EQUIPMENT  (0.9%)
Arvinmeritor, Inc.                                        2,400      36,048
Bandag, Inc.                                                600      15,720
BorgWarner Automotive, Inc.                               1,200      51,264
Gentex Corp.                                              2,900      69,020
Lear Corp.                                                2,500      76,750
Modine Manufacturing Co.                                  1,100      22,825
Superior Industries
International, Inc.(b)                                    1,300      42,952
                                                                 ----------
                                                                    314,579
                                                                 ----------
-----------------------------------------------------------------------------
BANKS (9.7%)
Andover Bancorp, Inc.                                       100       4,965
Associated Banc-Corp.                                     2,840      97,753
Astoria Financial Corp.                                   2,200     114,598
Banknorth Group, Inc.                                     6,200     135,966
City National Corp.                                       2,200      90,200
Colonial Bancgroup, Inc.(b)                               4,200      52,920
Compass Bancshares, Inc.                                  5,600     140,168
Dime Bancorp, Inc.                                        4,800     162,624
First Tennessee National Corp.                            5,400     186,570
First Virginia Banks, Inc.                                1,800      81,324
FirstMerit Corp.                                          3,300      76,164
Golden State Bancorp, Inc.                                5,400     136,944
Greater Bay Bancorp                                       2,100      47,859
GreenPoint Financial Corp.                                4,100     131,405
Hibernia Corp.                                            6,200      94,240
Independence Community Bank Corp.                         2,800      68,096
IndyMac Bancorp, Inc.                                     2,600      66,768
M&T Bank Corp.                                            4,100     268,549
Marshall & Ilsley Corp.                                   4,300     252,152
Mercantile Bankshare Corp.                                2,800     107,016
National Commerce Financial Co.                           8,590     195,423
New York Community Bancorp, Inc.                          4,700     117,829
North Fork Bancorp, Inc.                                  6,800     189,720
Pacific Century Financial Corp.                           3,700      86,210
Provident Financial Group                                 1,800      38,538

                                                      SHARES
                                                        OR
                                                     PRINCIPAL     MARKET
                                                      AMOUNT       VALUE
COMMON STOCK (CONTINUED)
-----------------------------------------------------------------------------
BANKS (CONTINUED)
Roslyn Bancorp, Inc.(b)                                   3,562  $   64,650
Silicon Valley Bancshares                                 2,300      53,912
Sovereign Bancorp, Inc.                                   9,700      96,030
TCF Financial Corp.                                       3,100     130,200
Webster Financial Corp.                                   2,300      69,805
Westamerica Bankcorporation                               1,300      47,502
Wilmington Trust Corp.                                    1,500      85,200
                                                                 ----------
                                                                  3,491,300
                                                                 ----------
-----------------------------------------------------------------------------
BIOTECHNOLOGY  (4.5%)
COR Therapeutics, Inc.                                    2,500      56,325
Genzyme Corp.                                             8,300     447,785
Gilead Sciences, Inc.                                     4,000     251,600
Idec Pharmaceuticals Corp.                                6,300     377,874
Incyte Pharmaceuticals, Inc.                              3,100      46,190
Millennium Pharmaceuticals, Inc.                          9,100     231,686
Protein Design Labs, Inc.                                 3,800     125,438
Vertex Pharmaceuticals, Inc.                              3,300      80,850
                                                                 ----------
                                                                  1,617,748
                                                                 ----------
-----------------------------------------------------------------------------
BROADCASTING  (0.7%)
Emmis Communications Corp.                                2,300      31,165
Entercom Communications Corp.                             1,700      57,290
Hispanic Broadcasting Corp. Class A                       4,300      72,068
Westwood One, Inc.                                        4,300     102,297
                                                                 ----------
                                                                    262,820
                                                                 ----------
-----------------------------------------------------------------------------
BUSINESS SERVICES  (2.5%)
Acxiom Corp.                                              4,100      48,339
The BISYS Group, Inc.                                     2,600     135,252
Catalina Marketing Corp.                                  2,100      58,065
Ceridian Corp.                                            5,800      95,642
Checkfree Corp.                                           3,000      42,240
CSG Systems International, Inc.(b)                        2,100      65,646
DST Systems, Inc.                                         5,100     208,845
Gartner Group, Inc. Class B                               3,100      27,590
Harte-Hanks, Inc.                                         2,400      55,920
Kelly Services Class A(b)                                 1,200      25,536
Korn/Ferry International                                  1,000       7,200
Manpower, Inc.                                            3,400      97,104
Modis Professional Services, Inc.                         3,300      17,292
                                                                 ----------
                                                                    884,671
                                                                 ----------
-----------------------------------------------------------------------------
CHEMICALS  (2.0%)
Airgas, Inc.(b)                                           2,500      33,625
Albemarle Corp.                                           1,600      31,904
Cabot Corp.                                               2,600      87,100
Crompton Corp.                                            4,100      29,725
Cytec Industries, Inc.                                    1,900      45,467
Ferro Corp.(b)                                            1,700      37,400
Fuller (H. B.) Co.(b)                                       700      36,001
IMC Global, Inc.                                          5,300      56,975
Lubrizol Corp.(b)                                         2,400      67,536
Lyondell Chemical Co.                                     5,400      71,874
Minerals Technologies, Inc.                                 700      28,630
Olin Corp.                                                1,300      19,474
RPM, Inc.(b)                                              4,800      58,320


                                    continued
                                                         N A T I O N W I D E   3

STATEMENT OF INVESTMENTS NATIONWIDE(R) MID CAP MARKET INDEX FUND CONTINUED
--------------------------------------------------------------------------------
                                OCTOBER 31, 2001

                                                      SHARES
                                                        OR
                                                     PRINCIPAL     MARKET
                                                      AMOUNT       VALUE
COMMON STOCK  (CONTINUED)
-----------------------------------------------------------------------------
CHEMICALS  (CONTINUED)
Schulman (A.), Inc.(b)                                      700  $    8,330
Solutia, Inc.                                             3,900      46,800
Valspar Corp.(b)                                          1,900      63,783
                                                                 ----------
                                                                    722,944
                                                                 ----------
-----------------------------------------------------------------------------
COMMUNICATION EQUIPMENT  (2.6%)
Adtran, Inc.                                              1,800      41,760
Advanced Fibre Communications, Inc.                       3,600      67,068
Broadwing, Inc.                                           8,700      80,562
CommScope, Inc.                                           1,900      37,145
Harris Corp.                                              2,900      99,412
L-3 Communications Holdings, Inc.                         1,600     138,992
Plantronics, Inc.                                         2,100      43,638
Polycom, Inc.                                             3,600     107,928
Powerwave Technologies, Inc.                              3,000      45,900
Price Communications Corp.                                2,000      36,300
Telephone & Data Systems, Inc.                            2,500     219,750
                                                                 ----------
                                                                    918,455
                                                                 ----------
-----------------------------------------------------------------------------
COMPUTER HARDWARE  (1.7%)
Infocus Corp.                                             1,900      36,784
Keane, Inc.(b)                                            2,500      35,400
National Instruments Corp.                                2,300      66,263
Quantum Corp. - DLT & Storage Systems                     5,800      48,894
SanDisk Corp.                                             3,200      35,008
Storage Technology Corp.                                  4,700      88,219
Sungard Data Systems, Inc.                               11,300     284,760
Sykes Enterprises, Inc.(b)                                1,400      13,496
                                                                 ----------
                                                                    608,824
                                                                 ----------
-----------------------------------------------------------------------------
COMPUTER SOFTWARE & SERVICES  (6.7%)
3COM Corp.                                               15,200      62,928
Advent Software, Inc.                                     1,500      57,855
Affiliated Computer Services, Inc. Class A(b)             2,400     211,320
Ascential Software Corp.                                 13,400      50,652
Avocent Corp.                                             2,100      39,186
Cadence Design Systems, Inc.                             10,400     219,856
Electronic Arts, Inc.                                     5,600     288,176
Enterasys Networks, Inc.                                  7,400      58,904
Henry (Jack) & Associates, Inc.(b)                        3,900      96,174
Investment Technology Group, Inc.                         1,405      90,496
Legato Systems, Inc.                                      4,200      35,238
Macromedia, Inc.                                          2,800      41,888
Macrovision Corp.                                         2,000      49,220
Mentor Graphics Corp.                                     2,900      54,984
Network Associates, Inc.                                  5,500     105,600
NVIDIA Corp.                                              5,900     252,874
Rational Software Corp.                                   8,200     107,584
Retek, Inc.                                               2,300      46,736
RSA Security, Inc.                                        2,800      33,712
Sybase, Inc.                                              3,900      53,040
Symantec Corp.                                            3,200     175,968
Synopsys, Inc.                                            2,500     117,500
The Titan Corp.                                           2,770      72,380
Transaction Systems Architects, Inc.(b)                   1,100      10,692
Wind River Systems, Inc.(b)                               3,600      51,624
                                                                 ----------
                                                                  2,384,587
                                                                 ----------
-----------------------------------------------------------------------------

                                                      SHARES
                                                        OR
                                                     PRINCIPAL     MARKET
                                                      AMOUNT       VALUE
COMMON STOCK  (CONTINUED)
-----------------------------------------------------------------------------
CONSTRUCTION  (1.1%)
Clayton Homes, Inc.(b)                                    5,300  $   74,200
Dycom Industries, Inc.                                    2,100      25,095
Granite Construction, Inc.                                2,000      49,800
Jacobs Engineering Group, Inc.                            1,200      78,648
Lennar Corp.                                              2,500      90,650
Martin Marietta Materials, Inc.                           2,100      83,832
                                                                 ----------
                                                                    402,225
                                                                 ----------
-----------------------------------------------------------------------------
CONSUMER & COMMERCIAL SERVICES  (2.3%)
Apollo Group, Inc.                                        4,900     199,185
Choicepoint, Inc.                                         2,450     104,811
DeVry, Inc.                                               2,700      72,765
Dun & Bradstreet Corp.                                    3,200     100,032
Education Management Corp.                                1,400      48,300
NCO Group, Inc.                                           1,300      21,255
Pittston Brink's Group(b)                                 1,900      36,575
Quanta Services, Inc.                                     2,700      41,040
Rollins, Inc.(b)                                            900      14,625
Sotheby's Holdings, Inc.                                  2,300      30,728
Sylvan Learning Systems, Inc.                             1,800      40,320
United Rentals, Inc.(b)                                   2,700      49,275
Viad Corp.(b)                                             3,900      76,050
                                                                 ----------
                                                                    834,961
                                                                 ----------
-----------------------------------------------------------------------------
CONSUMER PRODUCTS  (1.1%)
Blyth Industries, Inc.                                    1,700      33,099
Church & Dwight, Inc.(b)                                  1,400      36,400
Dial Corp.(b)                                             4,300      71,724
Energizer Holdings, Inc.                                  3,500      57,715
Furniture Brands International, Inc.                      2,300      55,223
Lancaster Colony Corp.(b)                                 1,400      43,624
Mohawk Industries Co.                                     2,100      90,720
                                                                 ----------
                                                                    388,505
                                                                 ----------
-----------------------------------------------------------------------------
CONTAINERS / PACKAGING  (0.5%)
Packaging Corporation of America                          4,500      79,650
Sonoco Products Co.(b)                                    3,700      86,839
                                                                 ----------
                                                                    166,489
                                                                 ----------
-----------------------------------------------------------------------------
ELECTRONICS  (7.0%)
Arrow Electronics, Inc.                                   4,100     100,245
Atmel Corp.                                              19,500     155,025
Avnet, Inc.(b)                                            4,698      96,920
Cabot Microelectronics Corp.                              1,068      70,787
Cirrus Logic, Inc.(b)                                     3,600      40,068
Credence Systems Corp.                                    2,800      38,080
Cypress Semiconductor Corp.                               5,100     100,725
DSP Group, Inc.(b)                                        1,300      27,300
FEI Co.                                                   1,500      40,470
Hubbell, Inc. Class B                                     2,200      60,104
Integrated Device Technology, Inc.                        4,300     119,755
International Rectifier Corp.                             2,800      98,308
Kemet Corp.                                               3,400      60,792
Lam Research Corp.                                        5,000      94,800
Lattice Semiconductor Corp.                               4,800      84,000
LTX Corp.                                                 2,300      37,858
Micrel, Inc.                                              3,700      93,055


                                    continued
4   N A T I O N W I D E

STATEMENT OF INVESTMENTS NATIONWIDE(R) MID CAP MARKET INDEX FUND CONTINUED
--------------------------------------------------------------------------------
                                OCTOBER 31, 2001

                                                      SHARES
                                                        OR
                                                     PRINCIPAL     MARKET
                                                      AMOUNT       VALUE
COMMON STOCK  (CONTINUED)
-----------------------------------------------------------------------------
ELECTRONICS  (CONTINUED)
Microchip Technology, Inc.                                5,475  $  170,930
MIPS Technologies, Inc. Class B                           1,100       9,603
Newport Corp.                                             1,800      28,062
Plexus Corp.                                              1,900      47,500
RF Micro Devices, Inc.                                    6,600     134,904
SCI Systems, Inc.                                         6,000     121,860
Semtech Corp.                                             2,800     105,700
SPX Corp.                                                 1,700     169,320
TranSwitch Corp.                                          4,400      14,564
TriQuint Semiconductor, Inc.                              5,205      92,024
Vishay Intertechnology, Inc.                              5,600     105,672
Waters Corp.                                              5,500     195,195
                                                                 ----------
                                                                  2,513,626
                                                                 ----------
-----------------------------------------------------------------------------
FINANCIAL SERVICES  (3.3%)
Americredit Corp.                                         3,300      51,150
Certegy, Inc.                                             2,900      82,650
E*TRADE Group, Inc.                                      15,000      97,950
Eaton Vance Corp.                                         2,700      75,870
Edwards (A.G.), Inc.                                      3,500     138,390
Investors Financial Services Corp.(b)                     1,442      76,282
Labranche & Co., Inc.                                     2,200      63,558
Legg Mason, Inc.(b)                                       2,700     113,697
Metris Cos., Inc.                                         2,900      47,009
Neuberger Berman, Inc.                                    2,900     101,152
PMI Group, Inc.                                           2,000     110,900
SEI Corp.(b)                                              4,600     141,450
Waddell & Reed Financial, Inc.                            3,100      79,019
                                                                 ----------
                                                                  1,179,077
                                                                 ----------
-----------------------------------------------------------------------------
FOOD & BEVERAGE  (2.6%)
Dean Foods Co.(b)                                         1,600      71,760
Dole Food Co.(b)                                          2,600      52,936
Dreyer's Grand Ice Cream, Inc.                            1,400      45,780
Hormel Foods Corp.                                        5,500     132,000
Interstate Bakeries Corp.(b)                              2,400      56,568
Lance, Inc.                                                 700       9,345
McCormick & Co., Inc.(b)                                  3,000     131,280
PepsiAmericas, Inc.                                       6,100      79,544
Sensient Technologies Corp.                               1,700      27,642
Smucker (J.M.) Co.                                          800      26,760
Suiza Foods Corp.                                         1,300      76,661
Tootsie Roll Industries, Inc.                             1,921      70,424
Tyson Foods, Inc. - Class A(b)                           15,190     148,710
                                                                 ----------
                                                                    929,410
                                                                 ----------
-----------------------------------------------------------------------------
GAMING  (0.6%)
GTECH Holdings Corp.                                      1,400      55,860
Mandalay Resort Group                                     3,500      57,750
Park Place Entertainment, Inc.                           11,800      84,488
                                                                 ----------
                                                                    198,098
                                                                 ----------
-----------------------------------------------------------------------------
HEALTHCARE  (8.4%)
Apogent Technologies, Inc.                                4,700     110,074
Apria Healthcare Group, Inc.                              2,500      57,500
Barr Laboratories, Inc.                                   1,500     109,200
Beckman Coulter, Inc.                                     2,700     114,669

                                                      SHARES
                                                        OR
                                                     PRINCIPAL     MARKET
                                                      AMOUNT       VALUE
COMMON STOCK  (CONTINUED)
-----------------------------------------------------------------------------
HEALTHCARE  (CONTINUED)
Covance, Inc.                                             2,700  $   49,545
Cytyc Corp.                                               4,700     123,234
Dentsply International, Inc.                              2,300     103,477
Edwards Lifesciences Corp.                                2,300      58,420
Express Scripts, Inc. Class A                             3,300     135,102
First Health Group Corp.                                  4,300     116,100
Health Management Associates, Inc. Class A               10,300     200,747
Health Net, Inc.                                          4,900     107,555
ICN Pharmaceuticals, Inc.                                 3,200      77,472
IVAX Corp.                                                8,375     172,106
LifePoint Hospitals, Inc.                                 1,800      56,124
Lincare Holdings, Inc.                                    4,700     120,790
Mylan Laboratories, Inc.(b)                               5,400     199,098
Omnicare, Inc.(b)                                         3,700      73,556
Oxford Health Plans(b)                                    4,200      98,952
PacifiCare Health Systems, Inc.                           1,700      28,152
Patterson Dental Co.                                      3,000     114,000
Perrigo Co.                                               3,500      51,765
Quest Diagnostics, Inc.                                   3,900     254,981
Schein (Henry), Inc.(b)                                   1,900      64,125
Sepracor, Inc.                                            3,200     151,808
Steris Corp.(b)                                           2,600      58,240
Triad Hospitals, Inc.                                     2,833      76,208
Trigon Healthcare, Inc.                                   1,400      85,946
Visx, Inc.(b)                                             2,000      23,500
                                                                 ----------
                                                                  2,992,446
                                                                 ----------
-----------------------------------------------------------------------------
HOTELS & LODGING  (0.2%)
Extended Stay America, Inc.                               4,300      58,050
                                                                 ----------
-----------------------------------------------------------------------------
INSURANCE  (3.3%)
Allmerica Financial Corp.                                 2,400      93,600
American Financial Group, Inc.                            2,600      57,538
Everest Re Group Ltd.                                     1,000      66,850
Fidelity National Financial, Inc.(b)                      3,400      78,234
Gallagher (Arthur J.) & Co.                               3,600     131,544
HCC Insurance Holdings, Inc.(b)                           2,700      74,223
Horace Mann Educators Corp.                               1,400      26,530
Leucadia National Corp.                                   2,100      60,858
Mony Group, Inc.                                          1,900      57,323
Ohio Casualty Corp.                                       2,100      32,025
Old Republic International Corp.(b)                       5,200     131,924
Protective Life Corp.(b)                                  2,700      74,385
Radian Group, Inc.                                        3,700     125,319
Stancorp Financial Group, Inc.                            1,400      62,160
Unitrin, Inc.                                             2,700     104,220
                                                                 ----------
                                                                  1,176,733
                                                                 ----------
-----------------------------------------------------------------------------
MACHINERY  (0.2%)
AGCO Corp.                                                2,600      30,056
Kaydon Corp.(b)                                             900      17,010
Tecumseh Products Co.                                       600      27,450
                                                                 ----------
                                                                     74,516
                                                                 ----------
-----------------------------------------------------------------------------
MANUFACTURING  (2.7%)
Albany International Corp. Class A(b)                     1,000      19,500
American Standard Co.                                     3,000     173,700


                                    continued
                                                         N A T I O N W I D E   5

STATEMENT OF INVESTMENTS NATIONWIDE(R) MID CAP MARKET INDEX FUND CONTINUED
--------------------------------------------------------------------------------
                                OCTOBER 31, 2001

                                                      SHARES
                                                        OR
                                                     PRINCIPAL     MARKET
                                                      AMOUNT       VALUE
COMMON STOCK  (CONTINUED)
-----------------------------------------------------------------------------
MANUFACTURING  (CONTINUED)
Ametek, Inc.(b)                                           1,600  $   43,200
Carlisle Cos., Inc.(b)                                    1,100      32,868
Diebold, Inc.(b)                                          3,200     116,160
Donaldson Co., Inc.(b)                                    1,700      53,635
Federal Signal Corp.(b)                                   1,600      32,416
Flowserve Corp.                                           1,400      32,732
Harsco Corp.                                              1,900      60,705
Hillenbrand Industry, Inc.(b)                             2,700     143,154
Nordson Corp.                                             1,100      24,673
Pentair, Inc.                                             2,100      66,675
Stewart & Stevenson Services, Inc.                        1,500      22,170
Teleflex, Inc.(b)                                         1,700      68,000
Trinity Industries, Inc.(b)                               1,300      32,344
York International Corp.                                  1,800      55,152
                                                                 ----------
                                                                    977,084
                                                                 ----------
-----------------------------------------------------------------------------
METALS  (0.3%)
AK Steel Holding Corp.(b)                                 4,000      36,400
Carpenter Technology Corp.(b)                               700      15,225
Kennametal, Inc.(b)                                       1,500      52,770
UCAR International, Inc.                                  1,700      12,359
                                                                 ----------
                                                                    116,754
                                                                 ----------
-----------------------------------------------------------------------------
MINING  (0.1%)
Arch Coal, Inc.                                           2,400      52,920
                                                                 ----------
-----------------------------------------------------------------------------
OFFICE EQUIPMENT & SUPPLIES  (0.6%)
HON Industries, Inc.(b)                                   2,170      52,232
Miller (Herman), Inc.(b)                                  3,500      74,025
Reynolds & Reynolds Co.(b)                                3,000      71,250
Wallace Computer Services, Inc.(b)                        1,300      20,150
                                                                 ----------
                                                                    217,657
                                                                 ----------
-----------------------------------------------------------------------------
OIL & GAS  (5.7%)
B.J. Services Co.                                         6,900     176,571
Cooper Cameron Corp.                                      2,440      95,160
ENSCO International, Inc.                                 5,600     110,880
Forest Oil Corp.                                          2,200      60,280
Global Marine, Inc.                                       7,000     112,700
Grant Prideco, Inc.                                       5,100      46,359
Hanover Compressor Co.                                    2,800      77,224
Helmerich & Payne, Inc.                                   2,300      69,759
Murphy Oil Corp.(b)                                       2,000     159,000
National-Oilwell, Inc.                                    3,700      68,524
Noble Affiliates, Inc.(b)                                 2,600      96,122
Ocean Energy, Inc.                                        6,800     124,100
Pennzoil-Quaker State Co.(b)                              2,900      34,017
Pioneer Natural Resources Co.                             3,800      64,638
Pride International, Inc.                                 5,100      65,586
Smith International, Inc.                                 2,300     108,790
Tidewater, Inc.                                           2,700      81,594
Ultramar Diamond Shamrock Corp.                           3,100     155,155
Valero Energy Corp.                                       2,700     101,520
Varco International, Inc.                                 3,652      54,780
Weatherford International, Inc.                           4,600     157,458
                                                                 ----------
                                                                  2,020,217
                                                                 ----------
-----------------------------------------------------------------------------

                                                      SHARES
                                                        OR
                                                     PRINCIPAL     MARKET
                                                      AMOUNT       VALUE
COMMON STOCK  (CONTINUED)
-----------------------------------------------------------------------------
PAPER & FOREST PRODUCTS  (0.7%)
Bowater, Inc.                                             2,500  $  111,800
Glatfelter (P.H.) & Co.(b)                                1,400      21,000
Longview Fibre Co.(b)                                     1,600      17,600
Potlatch Corp.                                            1,400      35,070
Rayonier, Inc.(b)                                         1,000      42,780
Wausau-Mosinee Paper Corp.                                1,600      16,560
                                                                 ----------
                                                                    244,810
                                                                 ----------
-----------------------------------------------------------------------------
PHOTOGRAPHY / IMAGING  (0.1%)
Imation Corp.                                             1,200      25,164
                                                                 ----------
-----------------------------------------------------------------------------
PUBLISHING & PRINTING  (1.7%)
Banta Corp.(b)                                              800      23,240
Belo (A.H.) Corp. Class A(b)                              4,200      71,820
Lee Enterprises, Inc.                                     1,700      58,565
Media General, Inc.(b)                                      800      33,280
Readers Digest Association                                4,600      81,420
Scholastic Corp.(b)                                       1,600      71,520
Valassis Communications, Inc.                             2,400      74,880
Washington Post Co. Class B                                 399     203,690
                                                                 ----------
                                                                    618,415
                                                                 ----------
-----------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS  (0.4%)
Hospitality Properties Trust                              2,600      64,506
New Plan Excel Realty Trust                               4,000      71,120
                                                                 ----------
                                                                    135,626
                                                                 ----------
-----------------------------------------------------------------------------
RESTAURANTS  (0.9%)
Bob Evans Farms, Inc.(b)                                  1,800      33,858
Brinker International, Inc.                               4,450     113,030
CBRL Group, Inc.                                          2,600      65,286
Outback Steakhouse, Inc.                                  3,000      86,550
Papa John's International, Inc.                           1,200      33,432
                                                                 ----------
                                                                    332,156
                                                                 ----------
-----------------------------------------------------------------------------
RETAIL  (4.4%)
Abercrombie & Fitch Co.                                   3,933      74,019
American Eagle Outfitters Ltd.                            2,917      79,926
Barnes & Noble, Inc.                                      2,600      95,550
BJ's Wholesale Club, Inc.                                 3,100     157,387
Borders Group, Inc.                                       3,100      48,329
CDW Computer Centers, Inc.                                3,700     170,385
Claire's Stores, Inc.(b)                                  2,400      29,016
Coach, Inc.                                               2,051      57,223
Dollar Tree Stores, Inc.                                  4,550     102,239
Fastenal Co.                                              1,700     100,385
Jones Apparel Group, Inc.                                 4,900     135,240
Lands End, Inc.(b)                                        1,400      44,856
Longs Drug Stores Corp.                                   1,800      40,986
Nieman Marcus Group, Inc.                                 1,800      47,970
Payless Shoesource, Inc.                                  1,005      53,114
Ross Stores, Inc.(b)                                      3,200     100,160
Ruddick Corp.(b)                                          1,600      24,400
Saks, Inc.                                                5,300      36,040
Tech Data Corp.                                           2,400     102,456
Williams Sonoma, Inc.                                     2,500      64,750
                                                                 ----------
                                                                  1,564,431
                                                                 ----------
-----------------------------------------------------------------------------


                                    continued
6   N A T I O N W I D E

STATEMENT OF INVESTMENTS NATIONWIDE(R) MID CAP MARKET INDEX FUND CONTINUED
--------------------------------------------------------------------------------
                                OCTOBER 31, 2001

                                                      SHARES
                                                        OR
                                                     PRINCIPAL     MARKET
                                                      AMOUNT       VALUE
COMMON STOCK  (CONTINUED)
-----------------------------------------------------------------------------
SHIPPING/TRANSPORTATION  (1.5%)
Airborne, Inc.                                            2,400  $   23,976
Alexander & Baldwin, Inc.(b)                              1,400      31,178
Atlas Air, Inc.                                           1,900      24,529
CNF Transportation, Inc.                                  2,300      50,807
EGL, Inc.                                                 2,300      27,807
Expeditors International of Washington, Inc.              2,300     103,960
GATX Corp.(b)                                             2,300      60,835
J.B. Hunt Transport Services, Inc.                        1,800      24,732
Overseas Shipholding Group, Inc.(b)                       1,200      29,868
Robinson (C.H.) Worldwide, Inc.                           3,300      88,341
Swift Transportation Co., Inc.(b)                         3,600      61,164
                                                                 ----------
                                                                    527,197
                                                                 ----------
-----------------------------------------------------------------------------
TEXTILES / APPAREL  (0.0%)
Unifi, Inc.(b)                                            1,800      13,590
                                                                 ----------
-----------------------------------------------------------------------------
UTILITIES  (7.1%)
AGL Resources, Inc.(b)                                    2,000      41,300
Allete, Inc.                                              3,771      82,962
Alliant Energy Corp.                                      3,100      91,140
American Water Works, Inc.(b)                             4,300     174,580
Black Hills Corp.                                           900      24,714
Cleco Corp.                                               1,600      32,176
Conectiv, Inc.(b)                                         4,000      94,400
Covanta Energy Corp.                                      1,700      22,134
DPL, Inc.(b)                                              5,070     116,610
DQE, Inc.                                                 2,700      50,490
Energy East Corp.(b)                                      4,600      86,572
Equitable Resources, Inc.                                 2,900      95,439
Great Plains Energy Inc.                                  2,900      69,194
Hawaiian Electric Industries, Inc.                        1,500      55,830
Idacorp, Inc.                                             1,400      53,200
MDU Resources Group, Inc.(b)                              2,600      63,206
Montana Power Co.                                         5,000      29,800
National Fuel Gas Co.(b)                                  3,600      84,276
Northeast Utilities                                       5,700     100,605
NSTAR                                                     2,100      86,352
Oklahoma Gas & Electric Co.(b)                            3,500      75,810
Oneok, Inc.                                               2,800      48,216
Potomac Electric Power Co.(b)                             4,900     104,909
Public Service Co. of New Mexico                          1,900      46,550
Puget Energy, Inc.                                        3,900      74,373
Questar Corp.(b)                                          3,600      79,200
Scana Corp.                                               4,679     120,484
Sierra Pacific Resources                                  4,600      66,746
Utilicorp United, Inc.                                    5,000     148,150
Vectren, Inc.                                             2,600      54,938
Western Gas Resources, Inc.(b)                            1,600      51,552
Western Resources, Inc.(b)                                3,350      54,873
WGL Holdings, Inc.                                        1,700      46,002
Wisconsin Energy Corp.                                    4,800     106,608
                                                                 ----------
                                                                  2,533,391
                                                                 ----------
TOTAL COMMON STOCK                                               32,102,233
                                                                 ----------
-----------------------------------------------------------------------------

                                                      SHARES
                                                        OR
                                                     PRINCIPAL     MARKET
                                                      AMOUNT       VALUE
WARRANT  (0.0%)
-----------------------------------------------------------------------------
BANKS  (0.0%)
Dime Bancorp, Inc.                                        1,500  $      315
                                                                 ----------
TOTAL WARRANT                                                           315
                                                                 ----------
U.S. GOVERNMENT OBLIGATION  (0.7%)
-----------------------------------------------------------------------------
U.S. TREASURY BILL  (0.7%)
3.33%, 11/23/01(c)                                  $   235,000     234,668
                                                                 ----------
TOTAL U.S. GOVERNMENT OBLIGATION                                    234,668
                                                                 ----------
REPURCHASE AGREEMENT  (9.5%)
-----------------------------------------------------------------------------
Fifth Third Bank, 2.36%, 11/01/01
(Fully collateralized by FNRM CMO)                    3,404,812   3,404,812
                                                                 ----------
TOTAL REPURCHASE AGREEMENT                                        3,404,812
                                                                 ----------
TOTAL INVESTMENTS (Cost $37,323,215)(a) - (100.0%)               35,742,028
OTHER ASSETS IN EXCESS OF LIABILITIES - (0.0%)                       10,035
                                                                -----------
NET ASSETS - (100.0%)                                           $35,752,063
                                                                ===========

(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized depreciation of securities as follows:
     Unrealized appreciation         $ 1,522,294
     Unrealized depreciation          (3,103,481)
                                     -----------
     Net unrealized depreciation     $(1,581,187)
                                     ===========
(b) Denotes a non-income producing security.
(c) Pledged as collateral for futures.

FNRM    Fannie Mae Remic
CMO     Collateralized Mortgage Obligation

AT OCTOBER 31, 2001 THE FUND'S OPEN LONG FUTURES CONTRACTS WERE AS FOLLOWS:

                                                           UNREALIZED
                                          MARKET VALUE    APPRECIATION
NUMBER OF    LONG                           COVERED      (DEPRECIATION)
CONTRACTS  CONTRACTS        EXPIRATION    BY CONTRACTS     AT 10/31/01
------------------------------------------------------------------------
    16     S&P MidCap 400      12/21/01  $     3,610,800  $    (12,273)


See notes to financial statements.


                                                         N A T I O N W I D E   7

NATIONWIDE(R) MUTUAL FUNDS
--------------------------------------------------------------------------------


NATIONWIDE SMALL CAP INDEX FUND
MANAGEMENT DISCUSSION OF FUND PERFORMANCE

HOW DID THE FUND PERFORM AGAINST ITS BENCHMARK?

     For the fiscal year ended October 31, 2001, the Nationwide Small Cap Index Fund returned -12.95%(a) versus a return of -12.70% for the Russell 2000 Index, its benchmark.

WHAT OVERALL MARKET FACTORS (MACROECONOMIC CONDITIONS, STYLE, SECTOR ALLOCATIONS AND CAPITALIZATION RANGES) CONTRIBUTED TO THE PORTFOLIO'S
PERFORMANCE?

     The portfolio met its objective of matching the return of its benchmark. The 2001 fiscal year commenced in a slump as the markets experienced an incremental slowing of the economy. As the fiscal year began, the technology bust along with decreased consumer confidence continued to drag performance down. The lackluster returns continued throughout the fiscal year as six out of the 12 months posted negative returns. In the latter part of the year, consumer spending and confidence continued to erode as companies missed earnings targets one after another and massive layoffs ensued. Amid continual news regarding increasing unemployment levels and decreasing GDP, the market continued its downward trend with the DJIA falling below 10,000 in August. This decline in the markets was exacerbated by the unexpected World Trade Center tragedy. The negative economic impact from the attacks, which resulted in the longest shutdown of U.S. markets since the Great Depression, added to the bearish sentiment prevailing in U.S. equity markets. After the markets reopened, they suffered their worst weekly performance since 1933, rendering third-quarter losses of -20.79% for the Index. The markets experienced a minimal rebound in October with the index returning 5.85%.

WHAT FACTORS/SECURITIES CONTRIBUTED TO OR DETRACTED FROM PERFORMANCE?

     Despite the negative return of the Russell 2000 Index of -12.70% for the fiscal year, concentrating in growth stocks would have proven to be even more dismal with a -31.50 return. Along with the plunge of growth stocks, the technology sector posted the greatest sector loss of -56.07% followed by health care -19.97% and producer durables -19.61%. Consumer staples posted the greatest positive return for the fiscal year with 31.40% followed by financial services 17.37% and integrated oils 11.81%.

WHAT IS YOUR VIEW OF THE MARKET-AND THE FUND'S POSITION-GOING FORWARD?

     There is no sign yet that the U.S. equity markets will stabilize as more and more companies pre-announce worse-than-expected earnings for the third quarter of 2001. The United States' retaliation against terrorism has added to the uncertainty. In this environment, we expect the Federal Reserve to continue easing rates in response to the clearly slowing economy. The portfolio is expected to continue to meet its objectives of replicating the risk and returns of the benchmark index.

(A) PERFORMANCE OF CLASS A SHARES WITHOUT SALES CHARGE AND ASSUMING ALL DISTRIBUTIONS ARE REINVESTED.
PORTFOLIO MANAGER: MERRILL LYNCH INVESTMENT MANAGEMENT - SUBADVISER

PORTFOLIO MARKET VALUE: $15,445,337

OCTOBER 31, 2001

AVERAGE ANNUAL TOTAL RETURN
(For Years Ended October 31, 2001)

YEARS                                  1      INCEPTION(2)
==========================================================
Class A                w/o SC*       -12.95%       -8.63%
                         w/SC1       -17.95%      -11.52%
---------------------------------------------------------
Institutional Class**                -12.54%       -8.19%
---------------------------------------------------------

All figures showing the effect of a sales charge reflect the maximum charge possible, because it has the most dramatic effect on performance data.
*    These returns do not reflect the effects of sales charges (SC).
**   Not subject to any sales charges.
1    A 5.75% front-end sales charge was deducted.
2 Commenced operations on December 29, 1999. Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results.



            Class A  Russell 2000   CPI
12/29/1999    9,425        10,000  10,000
----------  -------  ------------  ------
10/31/2000    9,170         9,953  10,339
----------  -------  ------------  ------
10/31/2001    7,982         8,689  10,618
----------  -------  ------------  ------





Comparative performance of $10,000 invested in Class A shares of the Nationwide Small Cap Index Fund, the Russell 2000 Small Stock Index (Russell 2000)(b), and the Consumer Price Index (CPI)(c) since inception. Unlike the Fund, these indices do not reflect any fees, expenses, or sales charges.
(b) The Russell 2000 is comprised of approximately 2000 companies with small market capitalizations relative to the market capitalizations of other U.S. companies.
(c) The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.


8   N A T I O N W I D E

STATEMENT OF INVESTMENTS NATIONWIDE(R) SMALL CAP INDEX FUND
--------------------------------------------------------------------------------
                                OCTOBER 31, 2001

                                                     SHARES
                                                       OR
                                                    PRINCIPAL     MARKET
                                                     AMOUNT        VALUE
COMMON STOCK  (94.8%)
-----------------------------------------------------------------------------
ADVERTISING SERVICES  (0.3%)
Getty Images, Inc.(b)                                      600  $     9,354
MDC Corp., Inc.                                            512       13,655
R.H. Donnelley Corp.(b)                                    650       17,160
SITEL Corp.(b)                                             916        1,282
Ventiv Health, Inc.(b)                                     673        2,672
                                                                -----------
                                                                     44,123
                                                                -----------
-----------------------------------------------------------------------------
AEROSPACE/DEFENSE  (0.7%)
AAR CORP.                                                  423        3,215
BE Aerospace, Inc.(b)                                      800        6,496
Curtiss-Wright Corp.                                       214        9,908
DRS Technologies, Inc.(b)                                  332       13,396
Esterline Technologies Corp.(b)                            200        2,704
Gencorp, Inc.                                              589        7,009
Kaman Corp. Class A                                        358        4,844
Moog, Inc. Class A(b)                                      100        2,174
Sequa Corp. Class A(b)                                     241       10,725
Teledyne Technologies, Inc.(b)                             540        8,192
The Fairchild Corp. Class A(b)                             182          400
The Titan Corp.(b)                                       1,000       26,130
United Industrial Corp.                                    500        9,635
                                                                -----------
                                                                    104,828
                                                                -----------
-----------------------------------------------------------------------------
AGRICULTURAL PRODUCTS  (0.1%)
Delta and Pine Land Co.                                    606       10,938
Maui Land & Pineapple Co., Inc.(b)                         437        9,824
                                                                -----------
                                                                     20,762
                                                                -----------
-----------------------------------------------------------------------------
AIRLINES  (0.4%)
AirTran Holdings, Inc.(b)                                  500        1,890
Alaska Air Group, Inc.(b)                                  513       12,517
America West Holdings Corp. Class B(b)                     559        1,112
Atlantic Coast Airlines Holdings, Inc.(b)                  763       14,330
Frontier Airlines, Inc.(b)                               1,195       13,073
Mesa Air Group, Inc.(b)                                  1,439        7,699
Mesaba Holdings, Inc.(b)                                 1,332        8,991
                                                                -----------
                                                                     59,612
                                                                -----------
-----------------------------------------------------------------------------
ANALYTICAL INSTRUMENTS  (1.0%)
ArthroCare Corp.(b)                                        345        6,814
Bruker Daltronics, Inc.(b)                               1,113       25,598
Datascope Corp.                                            193        6,464
Diagnostic Products Corp.                                  467       20,595
Haemonetics Corp.(b)                                       425       16,193
IDEXX Laboratories, Inc.(b)                                820       20,663
Inverness Medical Technology, Inc.(b)                      538       20,579
Molecular Devices Corp.(b)                                 539        8,726
Thoratec Corp.(b)                                          600       11,700
Urologix, Inc.(b)                                          475        7,158
Ventana Medical Systems, Inc.(b)                           100        2,119
West Pharmaceutical Services, Inc.                         184        4,490
                                                                -----------
                                                                    151,099
                                                                -----------
-----------------------------------------------------------------------------

                                                     SHARES
                                                       OR
                                                    PRINCIPAL     MARKET
                                                     AMOUNT        VALUE
COMMON STOCK  (CONTINUED)
-----------------------------------------------------------------------------
APPAREL/ACCESSORIES  (1.0%)
bebe stores, inc.(b)                                       200  $     3,336
Brown Shoe Co., Inc.                                       281        3,091
Burlington Coat Factory Warehouse Corp.                    325        4,859
Charming Shoppes, Inc.(b)                                1,948        9,292
Finish Line, Inc. Class A(b)                               967        9,815
Footstar, Inc.(b)                                          431       14,395
G & K Services, Inc. Class A                               539       14,882
Global Sports, Inc.(b)                                     300        4,740
HOT Topic, Inc.(b)                                         300        7,584
K-Swiss, Inc. Class A                                      276        7,747
Kellwood Co.                                               507        9,881
Nautica Enterprises, Inc.(b)                               800        9,696
Oxford Industries, Inc.                                     79        1,774
Pacific Sunwear of California, Inc.(b)                     500        6,875
Phillips-Van Heusen Corp.                                  367        3,134
Russell Corp.                                              686        8,452
Skechers U.S.A., Inc.(b)                                   100        1,082
Steven Madden Ltd.(b)                                      479        4,311
The Stride Rite Corp.                                      735        4,542
The Wet Seal, Inc.(b)                                      100        2,035
Wilsons The Leather Experts, Inc.(b)                       632        7,660
Wolverine World Wide, Inc.                                 785       11,563
                                                                -----------
                                                                    150,746
                                                                -----------
-----------------------------------------------------------------------------
APPLIANCES & HOUSEHOLD DURABLES  (0.3%)
Applica, Inc.(b)                                           526        3,892
Dial Corp.                                               1,849       30,842
Fedders Corp.                                              491        1,164
Ivex Packaging Corp.(b)                                    276        5,037
National Presto Industries, Inc.                            81        2,215
Salton, Inc.(b)                                            484        5,053
                                                                -----------
                                                                     48,203
                                                                -----------
-----------------------------------------------------------------------------
AUTO PARTS & EQUIPMENT  (0.8%)
American Axle & Manufacturing
Holdings, Inc.(b)                                          300        5,070
ANC Rental Corp.(b)                                        626          438
ArvinMeritor, Inc.                                       1,309       19,661
BorgWarner, Inc.                                           530       22,642
Collins & Aikman Corp.(b)                                1,500        9,225
Dollar Thrifty Automotive Group, Inc.(b)                   538        6,322
Dura Automotive Systems, Inc.(b)                           200        1,524
Exide Technologies                                         192          154
Federal-Mogul Corp.                                        172           96
Hayes Lemmerz International, Inc.(b)                       110          100
McGrath Rentcorp                                           103        2,601
Midas, Inc.                                                284        2,911
Modine Manufacturing Co.                                   500       10,375
Oshkosh Truck Corp.                                        500       19,150
Superior Industries International, Inc.                    430       14,207
The Pep Boys - Manny, Moe & Jack                           816        9,588
Tower Automotive, Inc.(b)                                  634        3,880
Wabash National Corp.                                      421        3,094
                                                                -----------
                                                                    131,038
                                                                -----------
-----------------------------------------------------------------------------


                                    continued
                                                         N A T I O N W I D E   9

STATEMENT OF INVESTMENTS NATIONWIDE(R) SMALL CAP INDEX FUND CONTINUED
--------------------------------------------------------------------------------
                                OCTOBER 31, 2001

                                                     SHARES
                                                       OR
                                                    PRINCIPAL     MARKET
                                                     AMOUNT        VALUE
COMMON STOCK  (CONTINUED)
-----------------------------------------------------------------------------
BANK HOLDINGS COMPANIES  (8.8%)
1st Source Corp.                                           100  $     2,089
Alabama National BanCorp                                   140        4,284
AMCORE Financial, Inc.                                     494       10,824
American Financial Holdings, Inc.                          718       18,223
BancorpSouth, Inc.                                       1,608       24,602
Bank of Granite Corp.                                      430        9,176
BankAtlantic Bancorp, Inc. Class A                         959        7,768
BankUnited Financial Corp.(b)                              227        3,314
Banner Corp.                                                87        1,511
Bay View Capital Corp.(b)                                1,801       12,661
BOK Financial Corp.(b)                                     100        3,100
Boston Private Financial Holdings, Inc.                    107        2,173
BSB Bancorp, Inc.                                           95        2,117
Capital City Bank Group, Inc.                              100        2,225
Capitol Federal Financial                                1,262       25,202
Cathay Bancorp, Inc.                                       163        9,601
Central Coast Bancorp(b)                                   570       11,394
CFS Bancorp, Inc.                                          600        8,064
Chemical Financial Corp.                                   400       10,916
Chittenden Corp.                                           636       15,735
Citizens Banking Corp.                                   1,129       34,230
City Bank                                                  107        2,646
City Holding Co.                                         1,207       11,587
Coastal Bancorp, Inc.                                       68        2,023
CoBiz, Inc.                                                816       11,342
Commercial Federal Corp.                                 1,180       29,453
Community Bank System, Inc.                                100        2,715
Community Banks, Inc.                                       84        2,062
Community First Bankshares, Inc.                           891       21,402
Connecticut Bancshares, Inc.                               100        2,328
Corus Bankshares, Inc.                                     300       12,570
CPB, Inc.                                                  115        3,453
CVB Financial Corp.                                        400        8,896
Dime Community Bancshares                                  474       11,495
East West Bancorp, Inc.                                    682       15,406
F&M Bancorp                                                227        6,127
F.N.B. Corp.                                               400        9,744
Farmers Capital Bank Corp.                                 220        7,817
Fidelity Bankshares, Inc.                                  552        8,225
First BanCorp                                               76        1,713
First Bancorp.                                             400       10,988
First Charter Corp.                                        500        8,150
First Citizens BancShares, Inc. Class A                    100        9,400
First Commonwealth Financial Corp.                       1,036       11,603
First Essex Bancorp, Inc.                                   84        2,209
First Financial Bancorp.                                   631        9,781
First Financial Bankshares, Inc.                           194        5,793
First Financial Corp.                                      202        7,918
First Merchants Corp.                                      104        2,391
First Midwest Bancorp, Inc.                                914       30,546
First Niagara Financial Group, Inc.                        149        2,464
First Sentinel Bancorp, Inc.                               526        6,338
FirstFed Financial Corp.(b)                                500       11,120
Flagstar Bancorp, Inc.                                     300        7,515
Frontier Financial Corp.                                   500       13,705
GBC Bancorp                                                117        3,255
German American Bancorp                                    795       13,515


                                                     SHARES
                                                       OR
                                                    PRINCIPAL     MARKET
                                                     AMOUNT        VALUE
COMMON STOCK  (CONTINUED)
-----------------------------------------------------------------------------
BANK HOLDINGS COMPANIES  (CONTINUED)
Great Southern Bancorp, Inc.                               461  $    13,945
Greater Bay Bancorp                                      1,065       24,271
Harbor Florida Bancshares, Inc.                            200        3,350
Harleysville National Corp.                                300        6,420
Hudson River Bancorp, Inc.                                 100        2,060
Hudson United Bancorp                                      912       23,703
Independence Community Bank Corp.                        1,354       32,929
Independent Bank Corp.                                     210        4,085
Independent Bank Corp.                                     100        2,722
IndyMac Bancorp, Inc.(b)                                 1,391       35,720
Integra Bank Corp.                                         300        6,558
International Bancshares Corp.                             309       11,504
Lakeland Bancorp, Inc.                                     166        2,535
Local Financial Corp.(b)                                   100        1,235
MAF Bancorp, Inc.                                          330        9,240
Mid-State Bancshares, Inc.                                 200        3,200
Midwest Banc Holding, Inc.                                 580       11,971
Mississippi Valley Bancshares, Inc.                        110        4,171
National Penn Bancshares, Inc.                             300        6,927
NBC Capital Corp.                                          453       14,215
NBT Bancorp, Inc.                                          200        2,654
New Century Financial Corp.(b)                             500        5,675
New York Community Bancorp, Inc.                         1,544       38,707
OceanFirst Financial Corp.                                 156        3,811
Ocwen Financial Corp.(b)                                   300        2,580
Old Second Bancorp, Inc.                                   384       13,248
Omega Financial Corp.                                      149        4,582
Oriental Financial Group, Inc.                             158        3,072
Pacific Capital Bancorp                                    500       13,175
Pacific Northwest Bancorp                                  500       10,102
Park National Corp.                                        215       19,726
PennFed Financial Services, Inc.                           200        3,926
Peoples Holding Co.                                        445       15,348
PFF Bancorp, Inc.                                          100        2,500
Port Financial Corp.                                       301        7,676
Promistar Financial Corp.                                  100        2,237
Provident Bankshares Corp.                                 693       15,260
R&G Finanical Corp. Class B                                119        2,205
Republic Bancorp, Inc.                                     778       11,476
Republic Bancorp, Inc. Class A                             591        7,228
Republic Bancshares, Inc.(b)                               666        9,491
Riggs National Corp.                                       563        7,966
Royal Bancshares of Pennsylvania, Inc. Class A             634       11,184
S&T Bancorp, Inc.                                          430       10,010
Sandy Spring Bancorp, Inc.                                 171        6,910
Seacoast Banking Corp., Inc.                               350       14,651
Seacoast Financial Services Corp.                          763       11,445
Second Bancorp, Inc.                                        83        1,800
Silicon Valley Bancshares(b)                             1,134       26,581
Southwest of Texas Bancorp, Inc.(b)                        726       20,829
Staten Island Bancorp, Inc.                                724       20,953
Sterling Bancshares, Inc.                                  593        7,063
Susquehanna Bancshares, Inc.                               719       15,207
Texas Regional Bancshares, Inc.                            423       14,171
The Colonial BancGroup, Inc.                             2,043       25,742
The South Financial Group, Inc.                          1,028       16,397
The Trust Company of New Jersey                            300        7,365


                                    continued
10   N A T I O N W I D E

STATEMENT OF INVESTMENTS NATIONWIDE(R) SMALL CAP INDEX FUND CONTINUED
--------------------------------------------------------------------------------
                                OCTOBER 31, 2001

                                                     SHARES
                                                       OR
                                                    PRINCIPAL     MARKET
                                                     AMOUNT        VALUE
COMMON STOCK  (CONTINUED)
-----------------------------------------------------------------------------
BANK HOLDINGS COMPANIES  (CONTINUED)
TrustCo Bank Corp. NY                                    1,266  $    15,087
U.S.B Holding Co., Inc.                                    162        2,203
UCBH Holdings, Inc.                                        543       15,747
UMB Financial Corp.                                        300       12,606
Umpqua Holdings Corp.                                      132        1,629
UNB Corp.                                                  100        1,700
United Bankshares, Inc.                                    988       26,874
United Community Financial Corp.                           735        5,072
United National Bancorp                                    300        7,329
W Holding Co., Inc.                                        500        7,130
Waypoint Financial Corp.                                   600        8,364
WesBanco, Inc.                                             300        5,724
West America Bancorp, Inc.                                 799       29,195
Whitney Holding Corp.                                      538       21,122
                                                                -----------
                                                                  1,340,400
                                                                -----------
-----------------------------------------------------------------------------
BEVERAGES / ALCOHOLIC  (0.1%)
The Robert Mondavi Corp.(b)                                289        8,875
                                                                -----------
-----------------------------------------------------------------------------
BIOTECHNOLOGY  (1.4%)
Aclara Biosciences, Inc.(b)                                300        1,560
Aphton Corp.(b)                                            634        8,876
Arena Pharmaceuticals, Inc.(b)                             100        1,130
Bio-Technology General Corp.(b)                          1,457       10,418
Cambrex Corp.                                              585       21,645
Covance, Inc.(b)                                         1,137       20,864
CryoLife, Inc.(b)                                          246        8,069
CYTOGEN Corp.(b)                                         2,197        4,570
Digene Corp.(b)                                            361       12,797
Diversa Corp.(b)                                           733        8,517
Dyax Corp.(b)                                              100          798
Enzo Biochem, Inc.(b)                                      439        9,008
Esperion Therapeutics, Inc.(b)                             983        6,439
Exelixis, Inc.(b)                                          891       11,939
Genta, Inc.(b)                                             600        8,262
Genzyme Corp.(b)                                           300        1,650
Hyseq, Inc.(b)                                             538        4,917
Integra LifeSciences Holdings(b)                           100        2,940
Interneuron Pharmaceuticals, Inc.(b)                     1,112        8,340
Lexicon Genetics, Inc.(b)                                  400        3,936
Luminex Corp.(b)                                           200        3,400
Maxygen, Inc.(b)                                           509        7,350
Neose Technologies, Inc.(b)                                336        9,865
Novavax, Inc.(b)                                           500        6,120
SciClone Pharmaceuticals, Inc.(b)                          512        1,562
Scios, Inc.(b)                                             800       18,480
SonoSite, Inc.(b)                                          100        2,074
Targeted Genetics Corp.(b)                                 381        1,029
Texas Biotechnology Corp.(b)                               400        2,312
Transgenomic, Inc.(b)                                      734        7,714
                                                                -----------
                                                                    216,581
                                                                -----------
-----------------------------------------------------------------------------
BROADCAST MEDIA / CABLE TELEVISION  (0.8%)
4Kids Entertainment, Inc.(b)                               134        2,814
ACTV, Inc.(b)                                              766        1,647
Crown Media Holdings, Inc.(b)                              258        2,652
Cumulus Media, Inc.(b)                                   1,031        6,866

                                                     SHARES
                                                       OR
                                                    PRINCIPAL     MARKET
                                                     AMOUNT        VALUE
COMMON STOCK  (CONTINUED)
-----------------------------------------------------------------------------
BROADCAST MEDIA / CABLE TELEVISION  (CONTINUED)
Gray Communications Systems, Inc.                          697  $     8,713
Lee Enterprises, Inc.                                      827       28,489
Liberty Corp.                                              311       12,515
Liberty Digital, Inc.(b)                                 1,372        3,814
Martha Stewart Living Omnimedia, Inc.(b)                   127        2,089
Media General, Inc.                                        225        9,360
Metromedia International Group, Inc.(b)                  1,265        1,354
On Command Corp.(b)                                         94          125
Paxson Communications Corp.(b)                             300        2,550
Pegasus Communications Corp.(b)                            805        7,970
Salem Communications Corp. Class A(b)                      186        3,588
Sinclair Broadcast Group, Inc. Class A(b)                  268        1,978
The Ackerley Group, Inc.                                   500        6,725
ValueVision International, Inc. Class A(b)                 718        9,794
Young Broadcasting, Inc. Class A(b)                        484        7,410
                                                                -----------
                                                                    120,453
                                                                -----------
-----------------------------------------------------------------------------
BUSINESS SERVICES  (2.1%)
Aaron Rents, Inc.                                          241        4,205
ABM Industries, Inc.                                       539       14,715
Administaff, Inc.(b)                                       497       11,178
ADVO, Inc.(b)                                              520       18,755
American Management Systems, Inc.(b)                     1,105       14,564
CACI International, Inc. Class A(b)                        300       18,663
CDI Corp.(b)                                               221        3,890
Century Business Services, Inc.(b)                       2,843        5,061
Ciber, Inc.(b)                                             821        5,501
Comdisco, Inc.                                           5,823        2,970
CoStar Group, Inc.(b)                                      100        1,854
DiamondCluster International, Inc.(b)                      992       10,218
F.Y.I., Inc.(b)                                            400       14,380
FreeMarkets, Inc.(b)                                       731        9,773
Gartner Group, Inc.(b)                                   1,437       13,062
Heidrick & Struggles International, Inc.(b)                200        3,032
HotJobs.com, Ltd.(b)                                     1,030        6,046
I-many, Inc.(b)                                            692        4,027
Kelly Services, Inc. Class A                               296        6,299
Kforce, Inc.(b)                                            389        1,770
Korn/Ferry International(b)                                371        2,671
MAXIMUS, Inc.(b)                                           200        8,224
MemberWorks, Inc.(b)                                        78          702
Modis Professional Services, Inc.(b)                     1,798        9,422
NCO Group, Inc.(b)                                         279        4,562
New England Business Services, Inc.                        167        2,917
On Assignment, Inc.(b)                                     600        9,726
Paxar Corp.(b)                                             617        6,818
PDI, Inc.(b)                                               200        5,598
Prepaid Depot, Inc.(b)                                     516        7,869
Resources Connection, Inc.(b)                              384        8,559
Right Management Consultants, Inc.(b)                      193        6,711
SkillSoft Corp.(b)                                          68        1,561
Spherion Corp.(b)                                          923        6,646
Stamps.com, Inc.(b)                                        575        1,742
TeleTech Holdings, Inc.(b)                                 511        4,129
The Profit Recovery Group International, Inc.(b)         1,125        7,763
US Oncology, Inc.(b)                                     2,602       13,661
Wallace Computer Services, Inc.                            740       11,470


                                    continued
                                                        N A T I O N W I D E   11

STATEMENT OF INVESTMENTS NATIONWIDE(R) SMALL CAP INDEX FUND CONTINUED
--------------------------------------------------------------------------------
                                OCTOBER 31, 2001

                                                     SHARES
                                                       OR
                                                    PRINCIPAL     MARKET
                                                     AMOUNT        VALUE
COMMON STOCK  (CONTINUED)
-----------------------------------------------------------------------------
BUSINESS SERVICES  (CONTINUED)
Watson Wyatt & Co. Holdings(b)                              75  $     1,323
Zebra Technologies Corp. Class A(b)                        662       30,497
Zomax, Inc.(b)                                             456        2,307
                                                                -----------
                                                                    324,841
                                                                -----------
-----------------------------------------------------------------------------
CAPITAL GOODS  (2.3%)
American Greetings Corp., Class A                        1,600       22,432
Ball Corp.                                                 529       32,555
C&D Technologies, Inc.                                     434        8,992
Crown Cork & Seal Co., Inc.                              2,031        3,696
Direct Focus, Inc.(b)                                      500       12,160
Donaldson Co., Inc.                                        940       29,657
Florida Rock Industries, Inc.                              333        9,391
Graco, Inc.                                                580       18,850
Harsco Corp.                                             1,005       32,110
Kennametal, Inc.                                           723       25,435
Lawson Products, Inc.                                      200        4,930
Libbey, Inc.                                               300        9,420
Lindsay Manufacturing Co.                                  168        3,098
Manitowoc Co., Inc.                                        435       11,963
Nu Skin Enterprises, Inc.                                  400        2,972
Regal-Beloit Corp.                                         315        5,607
Sola International, Inc.(b)                                200        3,196
Technitrol, Inc.                                           626       15,575
Tecumseh Products Co.                                      416       19,032
Texas Industries, Inc.                                     518       15,592
Timken, Inc.                                               952       12,823
Trinity Industries, Inc.                                   930       23,138
Vicor Corp.(b)                                             200        3,082
Yankee Candle Co., Inc.(b)                                 100        1,830
York International Corp.                                   744       22,796
                                                                -----------
                                                                    350,332
                                                                -----------
-----------------------------------------------------------------------------
CHEMICALS  (1.5%)
A. Schulman, Inc.                                          496        5,902
Albemarle Corp.                                            764       15,234
Arch Chemicals, Inc.                                       300        5,997
ChemFirst, Inc.                                            112        2,287
Crompton Corp.                                           2,275       16,494
Cytec Industries, Inc.(b)                                1,007       24,098
Ferro Corp.                                                765       16,830
H.B. Fuller Co.                                            375       19,286
IMC Global, Inc.                                         2,575       27,681
MacDermid, Inc.                                            186        2,533
Millennium Chemicals, Inc.                               1,309       12,475
Minerals Technologies, Inc.                                502       20,532
NL Industries, Inc.                                        128        1,646
PolyOne Corp.                                            1,488       12,722
RPM, Inc.                                                2,469       29,999
Spartech Corp.                                             124        2,542
Symyx Technologies, Inc.(b)                                459        7,202
Terra Industries, Inc.(b)                                  400          900
Uniroyal Technology Corp.(b)                               115          351
Wellman, Inc.                                              959       12,093
                                                                -----------
                                                                    236,804
                                                                -----------
-----------------------------------------------------------------------------

                                                     SHARES
                                                       OR
                                                    PRINCIPAL     MARKET
                                                     AMOUNT        VALUE
COMMON STOCK  (CONTINUED)
-----------------------------------------------------------------------------
CHEMICALS/DIVERSIFIED  (0.1%)
Georgia Gulf Corp.                                         694  $    12,332
Olin Corp.                                                 706       10,576
                                                                -----------
                                                                     22,908
                                                                -----------
-----------------------------------------------------------------------------
CIRCUIT BOARDS  (0.2%)
ACT Manufacturing, Inc.(b)                                 759        3,689
DDI Corp.(b)                                               524        4,732
Merix Corp.(b)                                             627       10,584
Park Electrochemical Corp.                                 284        6,347
Pemstar, Inc.(b)                                           153        1,913
SBS Technologies, Inc.(b)                                  561        8,611
Viasystems Group, Inc.(b)                                  925        1,193
                                                                -----------
                                                                     37,069
                                                                -----------
-----------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT  (0.5%)
Allen Telecom, Inc.(b)                                     449        3,368
Anixter International, Inc.(b)                             474       11,755
Audiovox Corp.(b)                                          288        2,203
Brightpoint, Inc.(b)                                       989        3,640
Cable Design Technologies Corp.(b)                         868       11,093
DMC Stratex Networks, Inc.(b)                            1,529        8,333
Harmonic, Inc.(b)                                        1,004        8,102
Inter-Tel, Inc.                                            701       10,641
LodgeNet Entertainment Corp.(b)                            189        2,856
Netro Corp.(b)                                           1,971        7,588
Proxim, Inc.(b)                                            200        1,354
Terayon Communications Systems, Inc.(b)                  1,124       12,758
                                                                -----------
                                                                     83,691
                                                                -----------
-----------------------------------------------------------------------------
COMPUTER EQUIPMENT  (0.5%)
Analogic Corp.                                             118        4,366
Avocent Corp.(b)                                           864       16,122
Hutchinson Technology, Inc.(b)                             536        9,744
InFocus Corp.(b)                                           747       14,462
Iomega Corp.(b)                                          1,205        8,423
Turnstone Systems, Inc.(b)                               1,614        5,149
Western Digital Corp.(b)                                 3,459       11,588
                                                                -----------
                                                                     69,854
                                                                -----------
-----------------------------------------------------------------------------
COMPUTER INTEGRATED SYSTEMS DESIGN  (1.0%)
Adaptec, Inc.(b)                                         1,833       22,088
Brady Corp. Class A                                        338       10,684
Cacheflow, Inc.(b)                                       1,744        3,505
Digex, Inc.(b)                                             406          682
Eclipsys Corp.(b)                                          902       11,266
eSPEED, Inc. Class A(b)                                    676        3,617
F5 Networks, Inc.(b)                                       397        5,991
FileNET Corp.(b)                                           881       12,836
InteliData Technologies Corp.(b)                           400        1,416
Kana Software, Inc.(b)                                   5,360        4,717
Keynote Systems, Inc.(b)                                   983        7,490
MTS Systems Corp.                                          100        1,165
Nuance Communications, Inc.(b)                             842        6,795
NYFIX, Inc.(b)                                             700       12,460
RadiSys Corp.(b)                                           100        1,377
Sapient Corp.(b)                                         1,408        6,068
Systems & Computer Technology Corp.(b)                     887       10,866


                                    continued
12   N A T I O N W I D E

STATEMENT OF INVESTMENTS NATIONWIDE(R) SMALL CAP INDEX FUND CONTINUED
--------------------------------------------------------------------------------
                                OCTOBER 31, 2001

                                                     SHARES
                                                       OR
                                                    PRINCIPAL     MARKET
                                                     AMOUNT        VALUE
COMMON STOCK  (CONTINUED)
-----------------------------------------------------------------------------
COMPUTER INTEGRATED SYSTEMS DESIGN  (CONTINUED)
Vastera, Inc.(b)                                           200  $     2,440
Visual Networks, Inc.(b)                                 1,285        2,416
Vysis, Inc.(b)                                             231        7,043
Wave Systems Corp.(b)                                      818        1,865
WebEx Communications, Inc.(b)                              369       11,365
                                                                -----------
                                                                    148,152
                                                                -----------
-----------------------------------------------------------------------------
COMPUTER SOFTWARE & SERVICES  (4.3%)
3D Systems Corp.(b)                                        511        5,657
3DO Co.(b)                                               1,563        2,767
Activision, Inc.(b)                                        438       15,834
Actuate Corp.(b)                                         1,431        5,939
Advanced Digital Information, Corp.(b)                   1,000       14,940
Agile Software Corp.(b)                                    398        3,789
Answerthink, Inc.(b)                                     1,340        5,052
Ansys, Inc.(b)                                             484       10,159
Aspen Technologies, Inc.(b)                                800       10,600
Avant! Corp.(b)                                          1,067       10,787
Avid Technology, Inc.(b)                                   340        3,053
BARRA, Inc.(b)                                             300       13,875
Borland Software Corp.(b)                                  800        8,952
Braun Consulting, Inc.(b)                                  753        2,929
Brio Technology, Inc.(b)                                   260          356
BSQUARE Corp.(b)                                           841        2,599
Caminus Corp.(b)                                           371        6,526
Catapult Communications Corp.(b)                           328        7,429
CCC Information Services Group, Inc.(b)                    165          965
Chordiant Software, Inc.(b)                                341        1,064
Cognizant Technology Solutions Corp.(b)                    281        7,930
Concurrent Computer Corp.(b)                             1,000       11,740
Covansys Corp.(b)                                          290        2,233
Dendrite International, Inc.(b)                            305        3,026
Digimarc Corp.(b)                                          374        4,574
Digital Insight Corp.(b)                                   300        4,995
Digitas, Inc.(b)                                            81          146
Documentum, Inc.(b)                                        698       10,309
E.piphany, Inc.(b)                                       1,020        6,018
Echelon Corp.(b)                                           387        5,263
Electronics For Imaging, Inc.(b)                         1,061       20,880
EPIQ Systems, Inc.(b)                                      203        6,120
FactSet Research Systems, Inc.                             300        7,425
FalconStor Software, Inc.(b)                               722        5,126
General Semiconductor, Inc.(b)                             618        6,551
Handspring, Inc.(b)                                      1,200        2,352
HNC Software, Inc.(b)                                      645       11,159
Hyperion Solutions Corp.(b)                                606        9,090
Infogrames, Inc.(b)                                        240        1,294
InfoSpace, Inc.(b)                                       6,127        9,681
ITXC Corp.(b)                                            1,861        7,835
JDA Software Group, Inc.(b)                                546        8,572
Keane, Inc.(b)                                           1,042       14,755
Legato Systems, Inc.(b)                                  1,772       14,867
Lexar Media, Inc.(b)                                     4,426        4,072
Liberate Technologies, Inc.(b)                           2,114       20,886
MapInfo Corp.(b)                                           507        4,598
MCSI, Inc.(b)                                              398        8,756

                                                     SHARES
                                                       OR
                                                    PRINCIPAL     MARKET
                                                     AMOUNT        VALUE
COMMON STOCK  (CONTINUED)
-----------------------------------------------------------------------------
COMPUTER SOFTWARE & SERVICES  (CONTINUED)
Mercury Computer Systems, Inc.(b)                          393  $    18,534
MetaSolv, Inc.(b)                                        1,023        7,161
MicroStrategy, Inc.(b)                                   1,715        4,716
MSC.Software Corp.(b)                                      100        1,255
National Data Corp.                                        598       21,050
NetiQ Corp.(b)                                             800       22,520
Novell, Inc.(b)                                          6,072       21,495
OTG Software, Inc.(b)                                    1,026        5,930
Packeteer, Inc.(b)                                         953        3,240
PEC Solutions, Inc.(b)                                     322        8,082
Phoenix Technology Ltd.(b)                                 352        3,221
Pinnacle Systems, Inc.(b)                                  400        1,724
PlxTech, Inc.(b)                                         1,100        8,525
Portal Software, Inc.(b)                                 3,300        6,270
QRS Corp.(b)                                               115        1,116
Radiant Systems, Inc.(b)                                   197        1,302
Rainbow Technologies, Inc.(b)                              315        1,263
Read-Rite Corp.(b)                                       2,210       11,006
Red Hat, Inc.(b)                                           403        1,902
Renaissance Learning, Inc.(b)                              265        8,668
Roxio, Inc.(b)                                             486        6,235
Saba Software, Inc.(b)                                     786        2,209
Safeguard Scientifics, Inc.(b)                           1,453        3,197
SCM Microsystems, Inc.(b)                                  292        2,365
SeaChange International, Inc.(b)                           314        7,724
SeeBeyond Technology Corp.(b)                            1,200        5,856
Serena Software, Inc.(b)                                   266        4,299
Silicon Graphics, Inc.(b)                                3,367        5,859
Simplex Solutions, Inc.(b)                                 208        2,538
SonicWall, Inc.(b)                                         725       10,295
SpeechWorks International, Inc.(b)                         824        6,180
SPSS, Inc.(b)                                              154        2,655
Sykes Enterprises, Inc.(b)                               1,007        9,707
Take-Two Interactive Software, Inc.(b)                     970       13,512
TALX Corp.                                                 400        6,800
THQ, Inc.(b)                                               449       22,360
Transaction Systems Architects, Inc.(b)                    714        6,940
Ulticom, Inc.(b)                                           400        3,840
Verity, Inc.(b)                                            749        7,954
webMethods, Inc.(b)                                        280        2,573
Xybernaut Corp.(b)                                       2,155        4,288
Zoran Corp.(b)                                             494       12,493
                                                                -----------
                                                                    662,384
                                                                -----------
-----------------------------------------------------------------------------
CONSTRUCTION & BUILDING MATERIALS  (0.5%)
AMCOL International Corp.                                  310        1,752
Granite Construction, Inc.                                 805       20,044
Hovnanian Enterprises, Inc. Class A(b)                     768        8,986
JLG Industries, Inc.                                       768        7,603
NCI Building Systems, Inc.(b)                              274        3,631
NVR, Inc.(b)                                               100       15,830
Oglebay Norton Co.                                         406        5,022
Simpson Manufacturing Co., Inc.(b)                         100        5,140
The Genlyte Group, Inc.(b)                                 100        2,680
Walter Industries, Inc.                                    417        4,374
                                                                -----------
                                                                     75,062
                                                                -----------
-----------------------------------------------------------------------------


                                    continued
                                                        N A T I O N W I D E   13

STATEMENT OF INVESTMENTS NATIONWIDE(R) SMALL CAP INDEX FUND CONTINUED
--------------------------------------------------------------------------------
                                OCTOBER 31, 2001

                                                     SHARES
                                                       OR
                                                    PRINCIPAL     MARKET
                                                     AMOUNT        VALUE
COMMON STOCK  (CONTINUED)
-----------------------------------------------------------------------------
CONSUMER DURABLES  (0.6%)
Blyth, Inc.                                                639  $    12,441
Elizabeth Arden, Inc.(b)                                   407        5,368
Greif Bros. Class A                                        100        2,480
Oneida Ltd.                                                274        3,507
Rayovac Corp.(b)                                           643        9,516
Russ Berrie & Co., Inc.                                    141        3,697
Silgan Holdings, Inc.(b)                                   100        2,015
The Scotts Co.(b)                                          415       16,730
Toro Co.                                                   336       14,414
Tupperware Corp.                                           973       19,840
                                                                -----------
                                                                     90,008
                                                                -----------
-----------------------------------------------------------------------------
CONSUMER NON-CYCLICAL  (0.2%)
Church & Dwight, Inc.                                      737       19,162
Revlon Co., Inc.(b)                                      1,177        7,768
Unifi, Inc.(b)                                           1,063        8,026
WestPoint Stevens, Inc.                                    402        1,009
                                                                -----------
                                                                     35,965
                                                                -----------
-----------------------------------------------------------------------------
DATA PROCESSING & REPRODUCTION  (0.6%)
Ascential Software Corp.(b)                              5,419       20,484
eFunds Corp.(b)                                            793       12,292
Fair Issac & Co., Inc.                                     366       17,403
Global Payment, Inc.                                       699       20,935
Indus International, Inc.(b)                               200        1,106
Intrado, Inc.(b)                                           300        8,145
ProBusiness Services, Inc.(b)                              200        3,496
The InterCept Group, Inc.(b)                               200        7,140
                                                                -----------
                                                                     91,001
                                                                -----------
-----------------------------------------------------------------------------
DISTRIBUTION  (0.7%)
Advanced Marketing Services, Inc.                          500        7,745
Bell Microproducts, Inc.(b)                                980        8,771
Daisytek International Corp.(b)                            189        2,642
Handleman Co.(b)                                           432        5,314
Hughes Supply, Inc.                                        621       14,668
Owens & Minor, Inc.                                        692       12,186
ScanSource, Inc.(b)                                        200        8,588
SCP Pool Corp.(b)                                          610       14,176
United Stationers, Inc.(b)                                 830       23,282
Watsco, Inc.                                               272        3,533
                                                                -----------
                                                                    100,905
                                                                -----------
-----------------------------------------------------------------------------
DRUGS  (2.0%)
ABIOMED, Inc.(b)                                           531       11,544
Adolor Corp.(b)                                            500        7,675
Advanced Tissue Sciences, Inc.(b)                          760        3,412
Alpharma, Inc.                                             500       13,850
Amylin Pharmaceuticals, Inc.(b)                          1,000        8,110
ARIAD, Inc.(b)                                           1,075        4,225
ArQule, Inc.(b)                                            589        5,419
Atrix Laboratories, Inc.(b)                                300        7,530
AVANT Immunotherapeutics, Inc.(b)                        1,708        5,807
Avigen, Inc.(b)                                            611        5,725
Bio-Rad Laboratories, Inc. Class A(b)                      100        6,200
Cell Therapeutics, Inc.(b)                                 572       17,177
Charles River Laboratories International, Inc.(b)          671       22,546
Connetics Corp.(b)                                       1,405       11,212

                                                     SHARES
                                                       OR
                                                    PRINCIPAL     MARKET
                                                     AMOUNT        VALUE
COMMON STOCK  (CONTINUED)
-----------------------------------------------------------------------------
DRUGS  (CONTINUED)
CV Therapeutics, Inc.(b)                                   361  $    14,238
Cygnus, Inc.(b)                                            746        3,730
deCODE genetics, Inc.(b)                                   300        2,400
DUSA Pharmaceuticals, Inc.(b)                              729        7,144
Guilford Pharmaceuticals, Inc.(b)                          300        3,258
Harvard Bioscience, Inc.(b)                                696        7,496
Immunomedics, Inc.(b)                                      910       16,653
Incyte Genomics, Inc.(b)                                 1,276       19,012
InterMune, Inc.(b)                                         483       21,093
Ligand Pharmaceuticals, Inc.(b)                          1,255       16,905
Martek Biosciences Corp.(b)                                443        9,055
Matrix Pharmaceutical, Inc.(b)                             157          113
Nabi(b)                                                    364        2,839
Nanogen, Inc.(b)                                           539        4,905
NBTY, Inc.(b)                                              798        6,807
NPS Pharmaceuticals, Inc.(b)                               538       19,438
Sequenom, Inc.(b)                                          308        2,304
Tanox, Inc.(b)                                             455        7,730
Tularik, Inc.(b)                                           300        6,900
Valentis, Inc.(b)                                          343        1,094
Vical, Inc.(b)                                             178        2,287
                                                                -----------
                                                                    305,833
                                                                -----------
-----------------------------------------------------------------------------
EDUCATIONAL SERVICES  (0.7%)
Bright Horizons Family Solutions, Inc.(b)                  209        5,311
Career Education Corp.(b)                                  877       22,863
Edison Schools, Inc.(b)                                    700       13,195
Education Management Corp.(b)                              500       17,250
ITT Educational Services, Inc.(b)                          445       16,937
Learning Tree International, Inc.(b)                       441        9,279
PLATO Learning, Inc.(b)                                    400        5,680
Strayer Education, Inc.                                    189        9,074
Sylvan Learning Systems, Inc.(b)                           558       12,499
                                                                -----------
                                                                    112,088
                                                                -----------
-----------------------------------------------------------------------------
ELECTRICAL EQUIPMENT  (1.4%)
ANADIGICS, Inc.(b)                                         858       12,750
Artesyn Technologies, Inc.(b)                              550        3,966
Avista Corp.                                               976       11,702
Cleco Corp.                                                779       15,666
DSP Group, Inc.(b)                                         400        8,400
El Paso Electric Co.(b)                                  1,362       18,522
EMCOR Group, Inc.(b)                                       300       11,736
Energy Conversion Devices, Inc.(b)                         480        8,856
II-VI Corp.(b)                                             108        1,648
Intergrated Silicon Solution, Inc(b)                       947        9,839
Madison Gas & Electric Co.                                 337        8,226
Millennium Cell, Inc.(b)                                   998        4,102
Pioneer Standard Electronics, Inc.                         970        8,623
Proton Energy Systems, Inc.(b)                           1,066        7,196
Public Service Company of New Mexico                       753       18,449
Rambus, Inc.(b)                                          1,516       12,325
Research Frontiers, Inc.(b)                                441        7,854
Sierra Pacific Resources                                 1,811       26,277
Tripath Imaging, Inc.(b)                                   768        4,616
Triumph Group, Inc.(b)                                     456       11,715
                                                                -----------
                                                                    212,468
                                                                -----------
-----------------------------------------------------------------------------


                                    continued
14   N A T I O N W I D E

STATEMENT OF INVESTMENTS NATIONWIDE(R) SMALL CAP INDEX FUND CONTINUED
--------------------------------------------------------------------------------
                                OCTOBER 31, 2001

                                                     SHARES
                                                       OR
                                                    PRINCIPAL     MARKET
                                                     AMOUNT        VALUE
COMMON STOCK  (CONTINUED)
-----------------------------------------------------------------------------
ELECTRONICS  (1.6%)
Aeroflex, Inc.(b)                                        1,252  $    18,367
BEI Technologies, Inc.                                     468        7,535
Coherent, Inc.(b)                                          714       18,921
Daktronics, Inc.(b)                                        701        4,599
EDO Corp.                                                  274        7,384
Electro Scientific Industries, Inc.(b)                     636       14,991
Engineered Support Systems, Inc.                           200        9,958
Excel Technology, Inc.(b)                                  119        1,849
FLIR Systems, Inc.(b)                                      217       10,051
Interlogix, Inc.(b)                                        300        7,833
Itron, Inc.(b)                                             518       14,535
Keithley Instruments, Inc.                                 259        4,320
Methode Electronics, Inc.                                  300        2,175
Planar Systems, Inc.(b)                                    371        5,394
Rogers Corp.(b)                                            300        9,945
Sage, Inc.(b)                                              644       16,422
SatCon Technology Corp.(b)                                 585        3,475
Sensormatic Electronics Corp.(b)                         1,500       38,386
Thomas & Betts Corp.                                     1,448       26,296
Trimble Navigation Ltd.(b)                                 734       12,918
Watts Industries, Inc. Class A                             284        3,933
Zygo Corp.(b)                                              100        1,415
                                                                -----------
                                                                    240,702
                                                                -----------
-----------------------------------------------------------------------------
ENTERTAINMENT  (0.3%)
Acclaim Entertainment, Inc.(b)                           1,639        7,703
Dover Downs Entertainment, Inc.                            112        1,344
Gaylord Entertainment Co.(b)                               399        8,299
Midway Games, Inc.(b)                                      700       11,144
Penn National Gaming, Inc.(b)                              441        9,032
Pinnacle Entertainment, Inc.(b)                            318        2,194
World Wrestling Federation
Entertainment, Inc.(b)                                     199        2,243
                                                                -----------
                                                                     41,959
                                                                -----------
-----------------------------------------------------------------------------
FIBER OPTICS  (0.3%)
Avanex Corp.(b)(b)                                       1,022        5,069
Belden, Inc.                                               692       13,848
C-Cor.net Corp.(b)                                         300        2,055
LightPath Technologies, Inc.(b)                            991        2,725
MRV Communications, Inc.(b)                              2,110        9,157
Newport Corp.                                              865       13,485
Sorrento Networks Corp.(b)                                 770        2,580
                                                                -----------
                                                                     48,919
                                                                -----------
-----------------------------------------------------------------------------
FINANCIAL  (1.7%)
Actrade Financial Technologies Ltd.(b)                     223        5,586
Advanta Corp., Class A                                     547        4,491
Affiliated Managers Group, Inc.(b)                         476       29,369
American Capital Strategies Ltd.                           800       19,816
Charter Municipal Mortgage Acceptance Co.                  541        8,559
CompuCredit Corp.(b)                                       162          996
Doral Financial Corp.                                      600       20,922
Downey Financial Corp.                                     500       17,570
Federal Agricultural Mortgage Corp.(b)                     100        4,380
Financial Federal Corp.(b)                                 400       10,000
First Financial Holdings, Inc.                             100        2,484
Friedman, Billings, Ramsey Group, Inc.(b)                  208          998

                                                     SHARES
                                                       OR
                                                    PRINCIPAL     MARKET
                                                     AMOUNT        VALUE
COMMON STOCK  (CONTINUED)
-----------------------------------------------------------------------------
FINANCIAL  (CONTINUED)
Interactive Data Corp.                                     697  $     9,354
Irwin Financial Corp.                                      400        6,200
Jefferies Group, Inc.                                      560       18,575
Medallion Financial Corp.                                  492        4,010
Raymond James Financial, Inc.                              821       23,998
Resource America, Inc. Class A                             951        9,139
SoundView Technology Group, Inc.(b)                      1,728        3,473
Southwest Securities Group, Inc.                           150        2,625
The Ryland Group, Inc.                                     400       21,400
The Student Loan Corp.                                      92        6,622
Tucker Anthony Sutro Corp.                                 595       14,256
WSFS Financial Corp.                                       809       14,522
                                                                -----------
                                                                    259,345
                                                                -----------
-----------------------------------------------------------------------------
FINANCIAL / BANKS  (0.2%)
Anchor BanCorp Wisconsin, Inc.                             627        9,875
BancFirst Ohio Corp.                                       570       12,540
Credit Acceptance Corp.(b)                                 145        1,189
Gold Banc Corp., Inc.                                      587        4,385
                                                                -----------
                                                                     27,989
                                                                -----------
-----------------------------------------------------------------------------
FOOD & RELATED  (2.0%)
American Italian Pasta Co.(b)                              333       13,563
Corn Products International, Inc.                          730       21,973
Dean Foods Co.                                             712       31,932
Del Monte Foods Co.(b)                                     401        3,328
Dole Food Co., Inc.                                        700       14,252
Dreyer's Grand Ice Cream, Inc.                             500       16,350
Fleming Co., Inc.                                          835       20,124
Flowers Foods, Inc.(b)                                     319       13,239
Great Atlantic & Pacific Tea Co., Inc.                     604       11,222
Green Mountain Coffee, Inc.(b)                             289        6,491
Hain Celestial Group, Inc.(b)                              400        7,888
International Multifoods Corp.                             282        6,139
Interstate Bakeries Corp.                                  505       11,903
Lance, Inc.                                                416        5,554
National Beverage Corp.(b)                                 905        9,412
Performance Food Group Co.(b)                              917       26,951
Ralcorp Holding, Inc.(b)                                   631       12,305
Riviana Foods, Inc.                                        185        3,330
Sensient Technologies Corp.                              1,254       20,390
Suiza Foods Corp.(b)                                       493       29,072
The J.M. Smucker Co.                                       554       18,531
                                                                -----------
                                                                    303,949
                                                                -----------
-----------------------------------------------------------------------------
FURNITURE  (0.4%)
American Woodmark Corp.                                    200        6,912
Bush Industries, Inc.                                       88          924
Furniture Brands International, Inc.(b)                    973       23,362
Kimball International, Inc. Class B                        748        8,669
La-Z-Boy, Inc.                                             986       17,590
Quaker Fabric Corp.(b)                                     898        6,026
                                                                -----------
                                                                     63,483
                                                                -----------
-----------------------------------------------------------------------------
GAMBLING - NON-HOTEL CASINOS  (0.1%)
Argosy Gaming Co.(b)                                       460       13,354
Isle of Capris Casinos, Inc.(b)                            304        2,757
                                                                -----------
                                                                     16,111
                                                                -----------
-----------------------------------------------------------------------------


                                    continued
                                                        N A T I O N W I D E   15

STATEMENT OF INVESTMENTS NATIONWIDE(R) SMALL CAP INDEX FUND CONTINUED
--------------------------------------------------------------------------------
                                OCTOBER 31, 2001

                                                     SHARES
                                                       OR
                                                    PRINCIPAL     MARKET
                                                     AMOUNT        VALUE
COMMON STOCK  (CONTINUED)
-----------------------------------------------------------------------------
GAS - DISTRIBUTION  (1.7%)
AGL Resources, Inc.                                      1,345  $    27,774
Atmos Energy Corp.                                         826       17,800
Cascade Natural Gas Corp.                                  100        2,020
Energen Co.                                                716       17,542
New Jersey Resources Corp.                                 396       17,820
Northwest Natural Gas Co.                                  719       17,184
NUI Corp.                                                  159        3,236
ONEOK, Inc.                                              1,359       23,402
Peoples Energy Corp.                                       793       30,364
Piedmont Natural Gas Co., Inc.                             803       25,535
SEMCO Energy, Inc.                                         316        3,697
South Jersey Industries, Inc.                              281        9,287
Southwest Gas Corp.                                        586       12,072
Southwestern Energy Co.(b)                                 442        5,216
UGI Corp.                                                  731       21,126
WGL Holdings, Inc.                                       1,194       32,310
                                                                -----------
                                                                    266,385
                                                                -----------
-----------------------------------------------------------------------------
HEALTHCARE  (2.4%)
Accredo Health, Inc.(b)                                    400       13,648
American Healthways, Inc.(b)                               200        8,116
American Medical Systems Holdings, Inc.(b)                 500        9,500
AmeriPath, Inc.(b)                                         632       17,766
AmSurg Corp.(b)                                            500       12,215
Apria Healthcare Group, Inc,(b)                            762       17,526
Beverly Enterprises, Inc.(b)                             1,905       14,268
Cerus Corp.(b)                                             300       13,779
Columbia Laboratories, Inc.(b)                             397        1,826
Coventry Health Care, Inc.(b)                            1,302       27,915
DIANON Systems, Inc.(b)                                    200        9,220
Dynacq International, Inc.(b)                              448        7,898
Endocare, Inc.(b)                                          400        8,880
Gentiva Health Services, Inc.(b)                           543        9,231
Hooper Holmes, Inc.                                      1,149        7,871
Invacare Corp.                                             549       18,392
LifePoint Hospitals, Inc.(b)                               774       24,133
Magellan Health Services, Inc.(b)                          796        7,761
MedQuist, Inc.(b)                                          179        4,350
Mid Atlantic Medical Services, Inc.(b)                     915       16,973
Option Care, Inc.(b)                                       515        8,832
PacificCare Health Systems, Inc.(b)                        800       13,248
Pediatrix Medical Group, Inc.(b)                           300        8,712
Per-Se Technologies, Inc.(b)                               352        3,041
PolyMedica Corp.(b)                                        400        6,600
Province Healthcare Co.(b)                                 663       18,266
RehabCare Group, Inc.(b)                                   300        7,620
Renal Care Group, Inc.(b)                                1,004       31,525
Select Medical Corp.(b)                                    400        6,996
Sierra Health Services, Inc.(b)                            274        2,028
Sunrise Assisted Living, Inc.(b)                           391       11,687
U.S. Physical Therapy, Inc.(b)                             300        5,280
                                                                -----------
                                                                    375,103
                                                                -----------
-----------------------------------------------------------------------------

                                                     SHARES
                                                       OR
                                                    PRINCIPAL     MARKET
                                                     AMOUNT        VALUE
COMMON STOCK  (CONTINUED)
-----------------------------------------------------------------------------
HOTELS & CASINOS  (0.2%)
Aztar Corp.(b)                                           1,020  $    14,637
Boyd Gaming Corp.(b)                                       517        2,223
MTR Gaming Group, Inc.(b)                                  600        6,360
Station Casinos, Inc.(b)                                   300        2,463
                                                                -----------
                                                                     25,683
                                                                -----------
-----------------------------------------------------------------------------
HOTELS & MOTELS  (0.2%)
Boca Resorts, Inc.(b)                                      200        1,870
Choice Hotels International, Inc.(b)                       820       14,350
Crestline Capital Corp.(b)                                 257        7,427
Marcus Corp.                                               277        3,518
Prime Hospitality Corp.(b)                                 810        7,436
                                                                -----------
                                                                     34,601
                                                                -----------
-----------------------------------------------------------------------------
INSURANCE  (1.6%)
Alfa Corp.                                                 812       17,296
American Physicians Capital, Inc.(b)                       429        9,867
Argonaut Group, Inc.                                       200        3,356
Baldwin & Lyons, Inc. Class B                              125        2,800
Capitol Transamerica Corp.                                 777       12,665
First American Corp.                                     1,321       21,995
Fremont General Corp.                                    1,010        5,060
Harleysville Group, Inc.                                   498       11,972
Horace Mann Educators Corp.                                816       15,463
LandAmerica Financial Group, Inc.                          325        8,512
Ohio Casualty Corp.                                      1,508       22,997
Philadelphia Consolidated Holding Corp.(b)                 302       11,835
PMA Capital Corp. Class A                                  100        1,666
ProAssurance Corp.(b)                                      262        3,673
RLI Corp.                                                  118        4,750
SCPIE Holdings, Inc.                                       137        2,122
Selective Insurance Group, Inc.                            514       11,041
Stewart Information Services Corp.(b)                      500        9,550
The Commerce Group, Inc.                                   453       16,512
Triad Guaranty, Inc.(b)                                    300        9,885
United Fire & Casualty Co.                                 300        8,163
Vesta Insurance Group, Inc.                                600        7,644
W.R. Berkley Corp.                                         518       27,562
                                                                -----------
                                                                    246,386
                                                                -----------
-----------------------------------------------------------------------------
INSURANCE / LIFE  (0.7%)
AmerUs Group Co.                                         1,028       31,118
Delphi Financial Group, Inc.                               264        8,026
Great American Financial Resources, Inc.                   145        2,545
National Western Life Insurance Co.
Class A(b)                                                 100       10,200
Presidential Life Corp.                                    381        6,633
StanCorp Financial Group, Inc.                             723       32,100
UICI(b)                                                    746       11,302
Universal American Financial Corp.(b)                      300        1,896
                                                                -----------
                                                                    103,820
                                                                -----------
-----------------------------------------------------------------------------
INSURANCE BROKERS  (0.4%)
Brown & Brown, Inc.                                        501       28,757
Clark/Bardes, Inc. (b)                                     100        2,200
Crawford & Co. Class B                                     720        8,568
Hilb, Rogal & Hamilton Co.                                 400       23,172
                                                                -----------
                                                                     62,697
                                                                -----------
-----------------------------------------------------------------------------


                                    continued
16   N A T I O N W I D E

STATEMENT OF INVESTMENTS NATIONWIDE(R) SMALL CAP INDEX FUND CONTINUED
--------------------------------------------------------------------------------
                                OCTOBER 31, 2001

                                                     SHARES
                                                       OR
                                                    PRINCIPAL     MARKET
                                                     AMOUNT        VALUE
COMMON STOCK  (CONTINUED)
-----------------------------------------------------------------------------
INTERNET  (1.2%)
Akamai Technologies, Inc.(b)                             2,100  $     6,636
Alloy Online, Inc.(b)                                      433        5,781
Art Technology Group, Inc.(b)                              916        1,493
AsiaInfo Holdings, Inc.(b)                                 703        9,385
Centra Software, Inc.(b)                                   739        3,895
Commerce One, Inc.(b)                                    4,800       12,000
Entrust, Inc.(b)                                           400        1,800
ftd.com, Inc.(b)                                         1,183        5,844
Genuity, Inc.(b)                                         4,412        6,706
Inktomi Corp.(b)                                         2,843       12,083
Interland, Inc.(b)                                         675          986
Internet Capital Group, Inc.(b)                          6,018        5,416
MatrixOne, Inc.(b)                                         109          600
McAfee.com Corp.(b)                                        620       13,639
Multex.com, Inc.(b)                                        417        2,915
Net.B@nk, Inc.(b)                                          924        7,605
Net2Phone, Inc.(b)                                         438        2,676
Netegrity, Inc.(b)                                         374        4,391
NextCard, Inc.(b)                                        1,070          931
Overture Services, Inc.(b)                                 470       12,385
Priceline.com, Inc.(b)                                   1,700        8,177
Prodigy Communications Corp.(b)                            587        3,868
Register.com, Inc.(b)                                      791        6,724
S1 Corp.(b)                                              1,278       13,290
StarMedia Network, Inc.(b)                                 149           39
Stellent, Inc.(b)                                          338        6,929
The TriZetto Group, Inc.(b)                                200        1,940
Vitria Technology, Inc.(b)                                 600        1,824
WatchGuard Technolgies, Inc.(b)                            997        9,023
Websense, Inc.(b)                                          674       16,377
Zixit Corp.(b)                                             561        4,696
                                                                -----------
                                                                    190,054
                                                                -----------
-----------------------------------------------------------------------------
LEISURE PRODUCTS  (0.5%)
Action Performance Co., Inc.(b)                            400       10,484
Alliance Gaming Corp.(b)                                   500        9,900
Anchor Gaming(b)                                           200       10,166
Bally Total Fitness Holding Corp.(b)                       498        9,193
Boyds Collection Ltd.(b)                                 1,090        8,339
JAKKS Pacific, Inc.(b)                                     681       12,836
Speedway Motorsports, Inc.(b)                              100        2,343
Topps Co., Inc.(b)                                       1,127       11,552
Vail Resorts, Inc.(b)                                      108        1,811
WMS Industries, Inc.(b)                                    399        7,162
                                                                -----------
                                                                     83,786
                                                                -----------
-----------------------------------------------------------------------------
MACHINERY  (1.4%)
Advanced Energy Industries, Inc.(b)                        282        5,665
AGCO Corp.                                               1,664       19,236
Albany International Corp. Class A(b)                      127        2,477
Applied Industrial Technologies, Inc.                      324        5,362
Astec Industries, Inc.(b)                                  279        3,571
Baldor Electric Co.                                        423        8,045
Briggs & Stratton Corp.                                    600       22,536
Brooks Automation, Inc.(b)                                 300        9,684
Flowserve Corp.(b)                                         968       22,633
Gardner Denver, Inc.(b)                                    100        2,065

                                                     SHARES
                                                       OR
                                                    PRINCIPAL     MARKET
                                                     AMOUNT        VALUE
COMMON STOCK  (CONTINUED)
-----------------------------------------------------------------------------
MACHINERY  (CONTINUED)
IDEX Corp.                                                 645  $    18,770
Intermagnetics General Corp.(b)                            400       11,532
Lennox International, Inc.                                 700        6,279
Mestek, Inc.(b)                                             60        1,419
Milacron, Inc.                                             597        7,080
NACCO Industries, Inc.                                     100        5,230
Nordson Corp                                              .663       14,871
Photon Dynamics, Inc.(b)                                   175        4,638
Sauer-Danfoss, Inc.                                        193        1,409
Stewart & Stevenson Services, Inc.                         700       10,346
SureBeam Corp. Class A(b)                                  514        6,913
Tennant Co.                                                179        6,247
Terex Corp.(b)                                             500        8,105
Thomas Industries, Inc.                                    100        2,323
UNOVA, Inc.(b)                                             701        2,229
Wabtec Corp.                                               402        4,904
                                                                -----------
                                                                    213,569
                                                                -----------
-----------------------------------------------------------------------------
MANUFACTURED HOUSING  (0.7%)
Apogee Enterprises, Inc.                                   800       11,168
Beazer Homes USA, Inc.(b)                                  300       13,701
Crossmann Communities, Inc.                                300        8,250
Fleetwood Enterprises, Inc.                                641        6,423
Highwood Properties, Inc.                                1,261       29,760
KB HOME                                                    677       20,005
Monaco Coach Corp.(b)                                      237        4,242
Palm Harbor Homes, Inc.(b)                                 197        4,384
Schuler Homes, Inc.(b)                                     200        3,256
Skyline Corp.                                              118        2,997
Winnebago Industries, Inc.                                 419       10,194
                                                                -----------
                                                                    114,380
                                                                -----------
-----------------------------------------------------------------------------
MANUFACTURING  (1.2%)
American Superconductor Corp.(b)                           200        2,132
AptarGroup, Inc.                                           624       18,783
Armor Holdings, Inc.(b)                                    500       12,140
Champion Enterprises, Inc.(b)                            1,314       11,576
Checkpoint Systems, Inc.(b)                                808        8,452
Cognex Corp.(b)                                            844       16,019
CSS Industries, Inc.(b)                                    501       13,572
CUNO, Inc.(b)                                              247        6,407
Gerber Scientific, Inc.                                    319        3,506
Identix, Inc.(b)                                           800        5,552
Lincoln Electric Holdings, Inc.                            668       14,135
Mine Safety Appliances Co.                                 100        4,270
Myers Industries, Inc.                                     264        3,411
OshKosh B'Gosh, Inc. Class A                               150        5,211
Owens-Illinois, Inc.(b)                                  2,874       17,531
Powell Industries, Inc.(b)                                 369        7,819
Quixote Corp.                                              300        6,645
Sturm, Ruger & Co., Inc.                                   737        8,623
Woodward Governor Co.                                      300       14,148
                                                                -----------
                                                                    179,932
                                                                -----------
-----------------------------------------------------------------------------
MANUFACTURING / DIVERSIFIED  (1.4%)
A.O. Smith Corp.                                            86        1,359
Barnes Group, Inc.                                         302        6,088


                                    continued
                                                        N A T I O N W I D E   17

STATEMENT OF INVESTMENTS NATIONWIDE(R) SMALL CAP INDEX FUND CONTINUED
--------------------------------------------------------------------------------
                                OCTOBER 31, 2001

                                                     SHARES
                                                       OR
                                                    PRINCIPAL     MARKET
                                                     AMOUNT        VALUE
COMMON STOCK  (CONTINUED)
-----------------------------------------------------------------------------
MANUFACTURING / DIVERSIFIED  (CONTINUED)
Carlisle Companies, Inc.                                   784  $    23,427
CLARCOR, Inc.                                              493       12,128
ESCO Technologies, Inc.(b)                                  94        2,609
Federal Signal Corp.                                     1,148       23,258
GenTek, Inc.                                               171          234
Griffon Corp.(b)                                           300        3,465
Harman International Industries, Inc.                      589       19,466
Imation Corp.(b)                                           710       14,889
Lancaster Colony Corp.                                     734       22,871
Matthews International Corp. Class A                       537       12,378
National Service Industries, Inc.                          942       16,711
Pittston Brink's Group                                   1,060       20,405
Roper Industries, Inc.                                     586       24,847
SPS Technologies, Inc.(b)                                  137        4,096
Standex International Corp.                                154        3,353
Tredegar Industries, Inc.                                  306        5,432
U.S. Industries, Inc.                                      789        1,617
                                                                -----------
                                                                    218,633
                                                                -----------
-----------------------------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLIES  (2.4%)
Allscripts Healthcare Solution, Inc.(b)                  1,618        5,226
Arrow International, Inc.                                  200        7,610
ATS Medical, Inc.(b)                                       284        1,082
BriteSmile, Inc.(b)                                        850        4,046
CONMED Corp.(b)                                            555        9,363
Cyberonics, Inc.(b)                                        230        3,616
Edwards Lifesciences Corp.(b)                            1,196       30,378
Fisher Scientific International, Inc.(b)                 1,091       32,620
ICU Medical, Inc.(b)                                       100        4,399
IMPATH, Inc.(b)                                            326       12,020
INAMED Corp.(b)                                            467        8,896
Intuitive Surgical, Inc.(b)                              1,038        9,550
Landauer, Inc.                                             122        3,721
Med-Design Corp.(b)                                        274        5,494
Mentor Corp.                                               662       18,483
Ocular Sciences, Inc.(b)                                   501       11,558
OraSure Technologies, Inc.(b)                            1,041       10,858
Packard BioScience Co.(b)                                1,100        8,734
Possis Medical, Inc.(b)                                    812       10,499
PSS World Medical, Inc.(b)                               1,823       16,462
Respironics, Inc.(b)                                       767       25,833
Serologicals Corp.(b)                                      528        9,319
STERIS Corp.(b)                                          1,257       28,157
Surmodics, Inc.(b)                                         204        7,301
Sybron Dental Specialties, Inc.(b)                         600       12,300
Techne Corp.(b)                                            871       26,252
The Cooper Co., Inc.                                       200        9,600
VidaMed, Inc.(b)                                         1,412        7,074
VISX, Inc.(b)                                              979       11,503
Vital Signs, Inc.                                          230        6,222
Zoll Medical Corp.(b)                                      311       10,496
                                                                -----------
                                                                    368,672
                                                                -----------
-----------------------------------------------------------------------------
MEDICAL LABORATORIES  (0.1%)
Specialty Laboratories, Inc.(b)                            276        7,951
UroCor, Inc.(b)                                             72        1,284
                                                                -----------
                                                                      9,235
                                                                -----------
-----------------------------------------------------------------------------

                                                     SHARES
                                                       OR
                                                    PRINCIPAL     MARKET
                                                     AMOUNT        VALUE
COMMON STOCK  (CONTINUED)
-----------------------------------------------------------------------------
METAL PROCESSORS  (0.5%)
Commercial Metals Co.                                      173  $     5,233
Kaydon Corp.                                               748       14,137
Mueller Industries, Inc.(b)                                561       16,241
NN, Inc.                                                   635        6,153
Quanex Corp.                                               270        7,007
Worthington Industries, Inc.                             1,740       22,620
                                                                -----------
                                                                     71,391
                                                                -----------
-----------------------------------------------------------------------------
METALS  (0.3%)
Brush Engineered Materials, Inc.                           296        3,034
Century Aluminum Co.                                       666        6,494
Cleveland-Cliffs, Inc.                                     232        3,782
Kaiser Aluminum Corp.(b)                                 2,300        4,140
Southern Peru Copper Corp.                                 158        1,390
Stillwater Mining Co.(b)                                   808       12,596
USEC, Inc.                                               1,400        9,170
                                                                -----------
                                                                     40,606
                                                                -----------
-----------------------------------------------------------------------------
NATURAL GAS  (0.3%)
Airgas, Inc.(b)                                          1,200       16,140
EEX Corp.(b)                                               538          807
Southern Union Co.(b)                                      600       11,448
St. Mary Land & Exploration Co.                            818       16,745
Syntroleum Corp.(b)                                        378        1,950
The Laclede Group, Inc.(b)                                 300        6,840
                                                                -----------
                                                                     53,930
                                                                -----------
-----------------------------------------------------------------------------
OFFICE EQUIPMENT & SUPPLIES  (0.5%)
CompX International, Inc.                                  791        7,451
Global Imaging Systems, Inc.(b)                            300        3,990
IKON Office Solutions, Inc.                              2,848       27,598
Interface, Inc.                                            765        3,068
John H. Harland Co.                                        566       10,963
School Specialty, Inc.(b)                                  482       14,918
Standard Register Co.                                      234        3,788
                                                                -----------
                                                                     71,776
                                                                -----------
-----------------------------------------------------------------------------
OIL & GAS  (2.2%)
3TEC Energy Corp.(b)                                       179        2,606
Atwood Oceanics, Inc.(b)                                   110        3,356
Berry Petroleum Co.                                        100        1,744
Cabot Oil & Gas Corp.                                      798       19,232
Cal Dive International, Inc.(b)                            875       18,279
Chesapeake Energy Corp.(b)                               2,791       20,235
Clayton Williams Energy, Inc.(b)                           651        8,092
Comstock Resources, Inc.(b)                                119          902
Emex Corp.(b)                                              700        3,493
Evergreen Resources, Inc.(b)                               300       11,982
Grey Wolf, Inc.(b)                                       4,141       11,967
Horizon Offshore, Inc.(b)                                  791        6,795
KCS Energy, Inc.(b)                                      1,206        4,221
Key Production Co., Inc.(b)                                710       11,076
Magnum Hunter Resources, Inc.(b)                           200        2,198
Newpark Resources, Inc.(b)                               1,284        7,845
Nuevo Energy Co.(b)                                        145        2,045
Oceaneering International, Inc.(b)                         650       12,675
OSCA, Inc.(b)                                              109        1,986
Parker Drilling Co.(b)                                   3,037        9,870


                                    continued
18   N A T I O N W I D E

STATEMENT OF INVESTMENTS NATIONWIDE(R) SMALL CAP INDEX FUND CONTINUED
--------------------------------------------------------------------------------
                                OCTOBER 31, 2001

                                                     SHARES
                                                       OR
                                                    PRINCIPAL     MARKET
                                                     AMOUNT        VALUE
COMMON STOCK  (CONTINUED)
-----------------------------------------------------------------------------
OIL & GAS  (CONTINUED)
Patina Oil & Gas Corp.                                     542  $    14,607
Petroquest Energy, Inc.(b)                               1,414        9,503
Plains Resources, Inc.(b)                                  700       19,110
Prima Energy Corp.(b)                                      131        3,185
Pure Resources, Inc.(b)                                    197        3,487
Quicksilver Resources, Inc.(b)                             590        8,585
Quiksilver Resources, Inc.(b)                              184        2,423
Range Resources Corp.(b)                                   563        2,522
Remington Oil & Gas Corp.(b)                               580        9,976
RPC, Inc.                                                  201        2,892
Spinnaker Exploration Co.(b)                               324       14,217
Stone Energy Corp.(b)                                      441       17,442
Swift Energy Co.(b)                                        434       10,264
Tesoro Petroleum Corp.(b)                                  800       10,576
The Houston Exploration Co.(b)                             100        3,125
Tom Brown, Inc.(b)                                         873       20,384
Unit Corp.(b)                                              600        6,570
Vintage Petroleum, Inc.                                    900       15,741
Westport Resources Corp.(b)                                500        8,635
                                                                -----------
                                                                    343,843
                                                                -----------
-----------------------------------------------------------------------------
OIL EQUIPMENT & SERVICES  (0.8%)
CARBO Ceramics, Inc.                                       300       10,914
Dril-Quip, Inc.(b)                                         113        1,928
Frontier Oil Corp.                                         762       14,478
Key Energy Services, Inc.(b)                             1,875       16,313
Lone Star Technologies, Inc.(b)                            434        7,135
Pennzoil-Quaker State Co.                                1,999       23,447
SEACOR SMIT, Inc.(b)                                       311       12,328
Superior Energy Services, Inc.(b)                          684        5,404
TETRA Technologies, Inc.(b)                                139        2,366
Veritas DGC, Inc.(b)                                       867       13,317
W-H Energy Services, Inc.(b)                               643       12,969
WD-40 Co.                                                  234        5,270
                                                                -----------
                                                                    125,869
                                                                -----------
-----------------------------------------------------------------------------
OIL FIELD MACHINERY AND EQUIPMENT  (0.0%)
Universal Compression Holdings, Inc.(b)                    100        2,799
                                                                -----------
-----------------------------------------------------------------------------

PAPER & FOREST PRODUCTS  (0.7%)
Buckeye Technologies, Inc.(b)                              290        2,567
Caraustar Industries, Inc.                                 431        3,362
Chesapeake Corp.                                           270        7,646
Deltic Timber Corp.                                        156        4,134
Glatfelter 1                                               165        2,475
Longview Fibre Co.                                         931       10,241
Louisiana-Pacific Corp.                                  2,705       19,476
Potlatch Corp.                                             788       19,739
Rayonier, Inc.                                             563       24,086
Schweitzer-Mauduit International, Inc.                     275        6,586
Wausau-Mosinee Paper Corp.                                 924        9,563
                                                                -----------
                                                                    109,875
                                                                -----------
-----------------------------------------------------------------------------
PHARMACEUTICALS  (2.6%)
Alexion Pharmaceuticals, Inc.(b)                           529        9,104
AVANIR Pharmaceuticals(b)                                  500        1,650
AVI BioPharma, Inc.(b)                                     712        5,482
BioMarin Pharmaceutical, Inc.(b)                           200        2,280

                                                     SHARES
                                                       OR
                                                    PRINCIPAL     MARKET
                                                     AMOUNT        VALUE
COMMON STOCK  (CONTINUED)
-----------------------------------------------------------------------------
PHARMACEUTICALS  (CONTINUED)
Biopure Corp.(b)                                           453  $     9,065
Cell Genesys, Inc.(b)                                      900       16,110
Cell Pathways, Inc.(b)                                     459        1,854
CIMA LABS, INC.(b)                                         328       17,728
Corixa Corp.(b)                                            929       12,049
Corvas International, Inc.(b)                            1,032        5,748
Cubist Pharmaceuticals, Inc.(b)                            490       19,747
Dendreon Corp.(b)                                          682        5,968
Emisphere Technologies, Inc.(b)                            524       12,602
First Horizon Pharmaceutical Corp.(b)                      100        2,635
Geron Corp.(b)                                             737        8,564
ILEX Oncology, Inc.(b)                                     478       12,481
Immune Response Corp.(b)                                 2,217        3,059
ImmunoGen, Inc.(b)                                         929       13,461
Impax Laboratories, Inc.(b)                                100          907
Inspire Pharmaceuticals, Inc.(b)                           759        8,880
Isis Pharmaceuticals, Inc.(b)                              670       13,909
K-V Pharmaceutical Co.(b)                                  400       11,320
Kos Pharmaceuticals, Inc.(b)                               268        7,517
La Jolla Pharmaceutical Co.(b)                             300        1,674
MacroChem Corp.(b)                                         901        1,937
Medical Co.(b)                                             273        1,919
Miravant Medical Technologies(b)                           195        1,599
Neurocrine Biosciences, Inc.(b)                            547       23,012
Noven Pharmaceuticals, Inc.(b)                             400        8,576
Onyx Pharmaceuticals, Inc.(b)                              900        3,825
Parexel International Corp.(b)                             778       11,616
Penwest Pharmaceuticals Co.(b)                             100        1,660
Peregrine Pharmaceuticals, Inc.(b)                       3,073        4,333
Perrigo Co.(b)                                           1,610       23,813
Pharmaceutical Resources, Inc.(b)                          300       10,290
Pharmacopeia, Inc.(b)                                      716       11,313
Pharmacyclics, Inc.(b)                                     289        6,280
PRAECIS Pharmaceuticals, Inc.(b)                           333        1,442
Regeneron Pharmaceuticals, Inc.(b)                         617       13,636
SangStat Medical Corp.(b)                                  565       12,792
SuperGen, Inc.(b)                                          786        8,041
Telik, Inc.(b)                                             968        7,599
Theragenics Corp.(b)                                     1,186       10,555
Titan Pharmaceuticals, Inc.(b)                             436        3,117
Transkaryotic Therapies, Inc.(b)                           374       14,234
United Therapeutics Corp.(b)                               231        2,183
VaxGen, Inc.(b)                                            453        5,567
Viropharma, Inc.(b)                                        330        8,260
                                                                -----------
                                                                    401,393
                                                                -----------
-----------------------------------------------------------------------------
PHOTOGRAPHIC  (0.0%)
Concord Camera Corp.(b)                                  1,424        5,653
Pipelines  (0.1%)
TransMontaigne, Inc.(b)                                    154          924
Western Gas Resources, Inc.                                600       19,332
                                                                -----------
                                                                     20,256
                                                                -----------
-----------------------------------------------------------------------------
POLLUTION CONTROL  (0.3%)
Calgon Carbon Corp.                                        548        5,064
Casella Waste Systems, Inc. Class A(b)                     273        3,191


                                    continued
                                                        N A T I O N W I D E   19

STATEMENT OF INVESTMENTS NATIONWIDE(R) SMALL CAP INDEX FUND CONTINUED
--------------------------------------------------------------------------------
                                OCTOBER 31, 2001

                                                     SHARES
                                                       OR
                                                    PRINCIPAL     MARKET
                                                     AMOUNT        VALUE
COMMON STOCK  (CONTINUED)
-----------------------------------------------------------------------------
POLLUTION CONTROL  (CONTINUED)
Stericycle, Inc.(b)                                        400  $    19,200
Waste Connections, Inc.(b)                                 653       19,081
                                                                -----------
                                                                     46,536
                                                                -----------
-----------------------------------------------------------------------------
PRINTING & PUBLISHING  (0.7%)
Banta Corp.                                                517       15,019
Bowne & Co., Inc.                                          558        5,831
Information Holdings, Inc.(b)                              300        6,573
John Wiley & Sons, Inc.                                    904       18,261
Journal Register Co.(b)                                    559        9,615
Mail-Well, Inc.(b)                                         691        2,729
Playboy Enterprises, Inc.(b)                               234        2,948
Presstek, Inc.(b)                                          536        3,484
ProQuest Co.(b)                                            250        8,550
Pulitzer, Inc.                                             172        8,015
Scholastic Corp.(b)                                        717       32,051
                                                                -----------
                                                                    113,076
                                                                -----------
-----------------------------------------------------------------------------
PRINTING & PUBLISHING  (0.7%)
RADIO  (0.1%)
Beasley Broadcast Group, Inc.(b)                           630        6,533
Sirius Satellite Radio, Inc.(b)                            105          261
Spanish Broadcasting System, Inc.(b)                     1,564       12,341
                                                                -----------
                                                                     19,135
                                                                -----------
-----------------------------------------------------------------------------
PRINTING & PUBLISHING  (0.7%)
RAILROADS  (0.1%)
Florida East Coast Industries, Inc.                        419        9,193
Real Estate  (0.3%)
Forest City Enterprises, Inc. Class A                      300       14,565
Getty Realty Corp.                                         300        5,142
Insignia Financial Group, Inc.(b)                          320        3,008
Jones Lang LaSalle, Inc.(b)                                500        7,475
LNR Property Corp.                                         646       17,798
Trammell Crow Co.(b)                                        98          961
                                                                -----------
                                                                     48,949
                                                                -----------
-----------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS  (6.5%)
Acadia Realty Trust                                      1,699       10,602
Alexandria Real Estate Equities, Inc.                      300       12,060
Amli Residential Properties Trust                          100        2,333
Annaly Mortgage Management, Inc.                           837       11,509
Anthracite Capital, Inc.                                   200        1,988
Bedford Property Investors, Inc.                           550       11,253
Brandywine Realty Trust                                    504        9,949
BRE Properties, Inc. Class A                             1,119       32,450
Burnham Pacific Properties, Inc.                           234        1,147
Cabot Industrial Trust                                     704       16,769
Camden Property Trust                                      812       28,257
Capital Automotive REIT                                    564       10,913
CBL & Associates Properties, Inc.                          541       15,754
CenterPoint Properties Trust                               469       21,809
Charles E. Smith Residental Realty, Inc.                   500       23,725
Chateau Communities, Inc.                                  300        9,450
Chelsea Property Group, Inc.                               405       18,144
Colonial Properties Trust                                  435       12,985
Commercial Net Lease Realty                                500        6,485
Cornerstone Realty Income Trust, Inc.                      907        9,696
Corrections Corporation of America(b)                      832       14,643

                                                     SHARES
                                                       OR
                                                    PRINCIPAL     MARKET
                                                     AMOUNT        VALUE
COMMON STOCK  (CONTINUED)
-----------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS  (CONTINUED)
Cousins Properties, Inc.                                   685  $    16,584
Developers Diversified Realty Corp.                        945       17,199
EastGroup Properties, Inc.                                 100        2,090
Entertainment Properties Trust                             240        4,008
Equity Inns, Inc.                                          200        1,588
Essex Property Trust, Inc.                                 329       15,414
Federal Realty Investment Trust                            713       15,558
FelCor Lodging Trust, Inc.                                 900       12,501
First Industrial Realty Trust, Inc.                      1,007       27,692
Gables Residential Trust                                   609       16,382
Glenborough Realty Trust, Inc.                             352        6,121
Glimcher Realty Trust                                      795       12,990
Great Lakes REIT                                           198        3,166
Health Care REIT, Inc.                                     500       12,950
Healthcare Realty Trust, Inc.                              814       21,978
Home Properties of New York, Inc.                          311        9,520
HRPT Properties Trust                                    2,623       21,377
Innkeepers USA Trust                                       271        1,878
IRT Property Co.                                           200        2,132
JDN Realty Corp.                                           300        3,186
Keystone Property Trust                                     96        1,190
Kilroy Realty Corp.                                        622       14,561
Koger Equity                                               500        8,345
La Quinta Cos.(b)                                        3,427       18,334
LaSalle Hotel Properties                                   804        6,593
Lexington Corporate Properties Trust                       100        1,400
Manufactured Home Communities, Inc.                        238        7,271
MeriStar Hospitality Corp.                               1,179       11,201
Mid-America Apartment Communities, Inc.                    312        7,669
Mills Corp.                                                522       11,400
National Golf Properties, Inc.                             532        8,017
National Health Investors, Inc.(b)                         137        1,917
Nationwide Health Properties, Inc.                         935       18,420
Pan Pacific Retail Properties, Inc.                        700       19,425
Pennsylvania Real Estate Investment Trust                  100        2,215
Pinnacle Holdings, Inc.(b)                               2,119        1,271
Post Properties, Inc.                                      714       24,246
Prentiss Properties Trust                                  829       21,057
Prime Group Realty Trust                                    91          869
PS Business Parks, Inc.                                    235        6,596
Realty Income Corp.                                        479       13,699
Reckson Associates Realty Corp.                            600       13,800
Redwood Trust, Inc.                                        105        2,599
Regency Centers Corp.                                      506       12,524
RFS Hotel Investors, Inc.                                1,071        9,907
Saul Centers, Inc.                                         145        2,784
Senior Housing Properties Trust                            600        7,620
Shurgard Storage Centers, Inc. Class A                     731       21,974
SL Green Realty Corp.                                      400       11,928
Sovran Self Storage, Inc.                                  100        2,838
Storage USA, Inc.                                          471       18,911
Summit Properties, Inc.                                    446       10,102
Sun Communities, Inc.                                      385       14,438
Tanger Factory Outlet Centers, Inc.                         87        1,775
Taubman Centers, Inc.                                      899       12,101
The Macerich Co.                                           800       19,360
Thornburg Mortgage, Inc.                                   800       14,224


                                    continued
20   N A T I O N W I D E

STATEMENT OF INVESTMENTS NATIONWIDE(R) SMALL CAP INDEX FUND CONTINUED
--------------------------------------------------------------------------------
                                OCTOBER 31, 2001

                                                     SHARES
                                                       OR
                                                    PRINCIPAL     MARKET
                                                     AMOUNT        VALUE
COMMON STOCK  (CONTINUED)
-----------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS  (CONTINUED)
Town & Country Trust                                       251  $     5,068
United Dominion Realty Trust, Inc.                       2,355       33,652
Universal Health Realty Income Trust                       373        9,318
Ventas, Inc.                                             1,248       15,538
Washington Real Estate Investment Trust                    600       14,490
Weingarten Realty Investors                                674       33,726
Winston Hotels, Inc.                                     1,145        8,061
                                                                -----------
                                                                  1,008,669
                                                                -----------
-----------------------------------------------------------------------------
RECREATIONAL VEHICLES & BOATS  (0.2%)
Arctic Cat, Inc.                                           576        9,331
Polaris Industries, Inc.                                   527       23,694
Thor Industries, Inc.                                      130        4,550
                                                                -----------
                                                                     37,575
                                                                -----------
-----------------------------------------------------------------------------
RESEARCH & DEVELOPMENT  (0.6%)
Acacia Research Corp.(b)                                   200        2,548
Albany Molecular Research, Inc.(b)                         437       12,105
Antigenics, Inc.(b)                                        488        7,130
Biosite, Inc.(b)                                           100        1,561
EntreMed, Inc.(b)                                          638        7,433
Forrester Research, Inc.(b)                                481        7,768
Gene Logic, Inc.(b)                                        648        8,683
Kendle International, Inc.(b)                              200        3,962
MGI PHARMA, Inc.(b)                                        581        7,326
Neurogen Corp.(b)                                          543       10,442
Orchid BioSciences, Inc.(b)                                641        2,564
Organogenesis, Inc.(b)                                     502        1,948
Regeneration Technologies, Inc.(b)                         135        1,467
Trimeris, Inc.(b)                                          308       12,228
Versicor, Inc.(b)                                          694       10,479
                                                                -----------
                                                                     97,644
                                                                -----------
-----------------------------------------------------------------------------
RESIDENTIAL BUILDING CONSTRUCTION  (0.6%)
Dal-Tile International, Inc.(b)                          1,392       22,565
Dycom Industries, Inc.(b)                                  998       11,926
Elcor Corp.                                                543       12,733
Insituform Technologies, Inc.(b)                           694       13,297
Standard Pacific Corp.                                     483        8,815
Toll Brothers, Inc.(b)                                     531       16,546
                                                                -----------
                                                                     85,882
                                                                -----------
-----------------------------------------------------------------------------
RESTAURANTS  (1.3%)
Applebee's International, Inc.                             691       20,799
Bob Evans Farms, Inc.                                      934       17,569
BUCA, Inc.(b)                                              638        8,664
California Pizza Kitchen, Inc.(b)                          500        8,990
Cheesecake Factory, Inc.(b)                                746       21,037
IHOP Corp.(b)                                              300        7,668
Jack in the Box, Inc.(b)                                   702       17,269
Landry's Restaurants, Inc.                                 151        2,650
Lone Star Steakhouse & Saloon, Inc.                        222        2,877
Luby's, Inc.(b)                                            416        2,517
O'Charley's, Inc.(b)                                       208        3,326
P.F. Chang's China Bistro, Inc.(b)                         200        7,926
Panera Bread Co.(b)                                        300       12,345
Papa John's International, Inc.(b)                         500       13,930
Ruby Tuesday, Inc.                                       1,291       22,257

                                                     SHARES
                                                       OR
                                                    PRINCIPAL     MARKET
                                                     AMOUNT        VALUE
COMMON STOCK  (CONTINUED)
-----------------------------------------------------------------------------
RESTAURANTS  (CONTINUED)
Ryan Family Steak Houses, Inc.(b)                          835  $    15,030
Sonic Corp.(b)                                             553       18,531
                                                                -----------
                                                                    203,385
                                                                -----------
-----------------------------------------------------------------------------
RETAIL  (3.9%)
7-Eleven, Inc.(b)                                          421        4,252
99 CENTS Only Stores(b)                                    455       16,175
AnnTaylor Stores Corp.(b)                                  400        8,800
Casey's General Stores, Inc.                               747        9,300
Cato Corp.                                                 194        3,288
CBRL Group, Inc.                                         1,317       33,069
CEC Entertainment, Inc.(b)                                 577       22,352
Charlotte Russe Holding, Inc.(b)                           200        2,840
Chico's FAS, Inc.(b)                                       415       10,790
Christopher & Banks Corp.(b)                               232        7,644
Circuit City Stores - CarMax Group(b)                      729       13,341
Claire's Stores, Inc.                                      753        9,104
Copart, Inc.(b)                                            720       21,132
Cost Plus, Inc.(b)                                         600       11,670
CSK Auto Corp.(b)                                          200        1,564
dELIA'S Corp.(b)                                           300        1,857
Dillards, Inc. Class A                                   1,620       20,979
Discount Auto Parts, Inc.(b)                               400        6,680
Dress Barn, Inc.(b)                                        374        8,467
Duane Reade, Inc.(b)                                       100        2,992
Electronics Boutique Holdings Corp.(b)                     267        8,290
Factory 2-U Stores, Inc.(b)                                362        5,119
Fossil, Inc.(b)                                            588       10,666
Fred's, Inc.                                               306       10,022
Genesco, Inc.(b)                                           400        7,300
Group 1 Automotive, Inc.(b)                                495       13,266
Guitar Center, Inc.(b)                                     717        9,887
Gymboree Corp.(b)                                        1,242       10,743
Hollywood Entertainment Corp.(b)                           700       11,263
Insight Enterprises, Inc.(b)                               985       16,006
InterTan, Inc.(b)                                          315        2,819
J. Jill Group, Inc.(b)                                     492        7,518
Lands' End, Inc.(b)                                        217        6,953
Linens 'n Things, Inc.(b)                                  728       13,250
Men's Wearhouse, Inc.(b)                                   619       12,300
Michaels Stores, Inc.(b)                                   688       35,342
Movie Gallery, Inc.(b)                                     290        7,990
MSC Industrial Direct Co., Inc. Class A(b)                 685       11,234
O'Reilly Automotive, Inc.(b)                               763       21,562
OfficeMax, Inc.(b)                                       1,283        3,657
PETsMART, Inc.(b)                                        1,853       14,472
Pier 1 Imports, Inc.                                     1,865       20,534
RARE Hospitality International, Inc.(b)                    400        7,292
Regis Corp.                                                954       20,282
Rent-Way, Inc.(b)                                          225        1,562
ShopKo Stores, Inc.(b)                                     200        1,730
Smart & Final, Inc.(b)                                     215        2,032
Sonic Automotive, Inc.(b)                                  775       12,881
Spiegel, Inc. Class A                                    1,190        6,652
Stein Mart, Inc.(b)                                        453        3,610
The Children's Place Retail Store, Inc.(b)                 200        4,752
Too, Inc.(b)                                               586       15,593


                                    continued
                                                        N A T I O N W I D E   21

STATEMENT OF INVESTMENTS NATIONWIDE(R) SMALL CAP INDEX FUND CONTINUED
--------------------------------------------------------------------------------
                                OCTOBER 31, 2001

                                                     SHARES
                                                       OR
                                                    PRINCIPAL     MARKET
                                                     AMOUNT        VALUE
COMMON STOCK  (CONTINUED)
-----------------------------------------------------------------------------
RETAIL  (CONTINUED)
Trans World Entertainment Corp.(b)                         505  $     4,212
Triarc Cos., Inc.(b)                                       395        9,125
Tuesday Morning Corp.(b)                                    82        1,097
Tweeter Home Entertainment Group, Inc.(b)                  500        7,880
Ultimate Electronics, Inc.(b)                              338        6,131
Zale Corp.(b)                                              651       18,632
                                                                -----------
                                                                    599,952
                                                                -----------
-----------------------------------------------------------------------------
RETAIL / FOOD & DRUG  (0.6%)
Arden Group, Inc. Class A(b)                               268       12,352
Herbalife International, Inc. Class A                    1,254       13,969
Ingles Markets, Inc. Class A                               141        1,621
Longs Drug Stores Corp.                                    800       18,215
Nash-Finch Co.                                             323        7,445
Pathmark Stores, Inc.(b)                                   558       13,158
Ruddick Corp.                                              623        9,501
Spartan Stores, Inc.(b)                                    235        3,039
United Natural Foods, Inc.(b)                              384        7,949
Wild Oats Markets, Inc.(b)                                 953        6,671
                                                                -----------
                                                                     93,920
                                                                -----------
-----------------------------------------------------------------------------
SEMICONDUCTORS  (3.4%)
Actel Corp.(b)                                             431        7,995
Alliance Semiconductor Corp.(b)                            431        3,556
Alpha Industries, Inc.(b)                                  767       17,855
AstroPower, Inc.(b)                                        200        7,702
Asyst Technologies, Inc.(b)                                400        3,640
ATMI, Inc.(b)                                              491        9,358
AXT, Inc.(b)                                               374        4,084
Caliper Technologies Corp.(b)                              200        2,414
ChipPac, Inc.(b)                                         1,349        6,732
COHU, Inc.                                                 251        4,380
Credence Systems Corp.(b)                                1,162       15,803
Cymer, Inc.(b)                                             605       12,645
Elantec Semiconductor, Inc.(b)                             436       14,253
Electroglas, Inc.(b)                                       759        9,510
EMCORE Corp.(b)                                            700        7,812
Entegris, Inc.(b)                                          400        3,076
ESS Technology, Inc.(b)                                    800       10,264
Exar Corp.(b)                                              727       16,387
FEI Co.(b)                                                 300        8,094
FSI International, Inc.(b)                                 830        6,823
GlobeSpan, Inc.(b)                                         942       11,266
Helix Technology Corp.                                     600       11,628
hi/fn, Inc.(b)                                             145        2,084
Integrated Circuit Systems, Inc.(b)                        500        8,505
Ixia(b)                                                    771        7,749
IXYS Corp.(b)                                              102          724
JNI Corp.(b)                                               860        6,115
Kopin Corp.(b)                                           1,100       13,849
LTX Corp.(b)                                               953       15,686
Microsemi Corp.(b)                                         509       17,814
Microtune, Inc.(b)                                         591       11,300
Microvision, Inc.(b)                                       344        4,785
MIPS Technologies, Inc.(b)                               1,011        9,453
MKS Instruments, Inc.(b)                                   520       11,222
Nanometrics, Inc.(b)                                       322        6,392

                                                     SHARES
                                                       OR
                                                    PRINCIPAL     MARKET
                                                     AMOUNT        VALUE
COMMON STOCK  (CONTINUED)
-----------------------------------------------------------------------------
SEMICONDUCTORS  (CONTINUED)
New Focus, Inc.(b)                                       1,732  $     5,023
Oak Technology, Inc.(b)                                    800        7,992
Oplink Communications, Inc.(b)                           3,781        5,104
Optical Communication Products, Inc.(b)                    617        1,740
Pericom Semiconductor Corp.(b)                             250        3,363
Photronics Corp.(b)                                        441       10,946
Pixelworks, Inc.(b)                                        350        3,535
Power Integrations, Inc.(b)                                565       13,001
PRI Automation, Inc.(b)                                    826       13,579
Rudolph Technologies, Inc.(b)                              100        2,530
Semitool, Inc.(b)                                          272        2,709
Silicon Laboratories, Inc.(b)                              300        7,320
Silicon Storage Technology, Inc.(b)                      1,942       17,380
SIPEX Corp.(b)                                             200        1,720
SONICblue, Inc.(b)                                       1,075        1,140
Stratos Lightwave, Inc.(b)                               1,789        7,335
Supertex, Inc.(b)                                          152        2,385
Teradyne, Inc.(b)                                           89        2,053
Therma-Wave, Inc.(b)                                       608        7,399
Three-Five Systems, Inc.(b)                                400        6,204
Transwitch Corp.(b)                                      2,191        7,252
TriQuint Semiconductor, Inc.(b)                          2,409       42,590
Ultratech Stepper, Inc.(b)                                 600        8,070
Veeco Instruments, Inc.(b)                                 508       12,934
Virata Corp.(b)                                            858       10,279
Xicor, Inc.(b)                                             966        9,457
                                                                -----------
                                                                    523,995
                                                                -----------
-----------------------------------------------------------------------------
SERVICES  (1.9%)
APAC Customer Services, Inc.(b)                            344          602
Arbitron Inc.(b)                                           481       12,987
Boron, LePore & Associates, Inc.(b)                        617        7,928
Central Parking Corp.                                      100        1,520
Chemed Corp.                                               178        5,046
Coinstar, Inc.(b)                                          638       11,784
CPI Corp.                                                  535        8,560
Digital Think, Inc.(b)                                     100          828
Encompass Service Corp.(b)                               1,948        5,961
FTI Consulting, Inc.(b)                                    137        4,062
GTECH Holdings Corp.(b)                                    523       20,868
J.D. Edwards & Co.(b)                                    2,368       16,789
Kroll, Inc.(b)                                             500        8,000
Labor Ready, Inc.(b)                                       694        2,471
Liberty Livewire Corp.(b)                                  938        6,031
Manhattan Associates, Inc.(b)                              200        6,008
Novadigm, Inc.(b)                                          197        1,964
Perot Systems Corp. Class A(b)                           1,184       20,069
Rent-A-Center, Inc.(b)                                     300        8,175
Rollins, Inc.                                              448        7,280
Ryder System, Inc.                                       1,061       19,841
Secure Computing Corp.(b)                                  884       14,453
Shuffle Master, Inc.(b)                                    400        5,008
Sotheby's Holdings, Inc.(b)                                888       11,864
Stewart Enterprises, Inc. Class A(b)                     2,464       14,932
Syncor International Corp.(b)                              500       14,500
Tetra Tech, Inc.(b)                                        995       25,751
The Corporate Executive Board Co.(b)                       674       20,604


                                    continued
22   N A T I O N W I D E

STATEMENT OF INVESTMENTS NATIONWIDE(R) SMALL CAP INDEX FUND CONTINUED
--------------------------------------------------------------------------------
                                OCTOBER 31, 2001

                                                     SHARES
                                                       OR
                                                    PRINCIPAL     MARKET
                                                     AMOUNT        VALUE
COMMON STOCK  (CONTINUED)
-----------------------------------------------------------------------------
SERVICES  (CONTINUED)
Trico Marine Services, Inc.(b)                             417  $     2,677
URS Corp.(b)                                               421        9,430
Wackenhut Corp. Class A(b)                                 105        2,714
                                                                -----------
                                                                    298,707
                                                                -----------
-----------------------------------------------------------------------------
STEEL  (0.3%)
Bethlehem Steel Corp.(b)                                 4,772        1,479
Carpenter Technology Corp.                                 524       11,397
Gibraltar Steel Corp.                                      289        5,115
Maverick Tube Corp.(b)                                     639        7,732
NS Group, Inc.(b)                                          146        1,000
Oregon Steel Mills, Inc.(b)                              1,129        4,460
Reliance Steel & Aluminum Co.                              400        9,260
Ryerson Tull, Inc.                                         199        2,289
Steel Dynamics, Inc.(b)                                    825        8,580
                                                                -----------
                                                                     51,312
                                                                -----------
-----------------------------------------------------------------------------
TECHNOLOGY  (2.2%)
Alliant Techsystems, Inc.(b)                               446       38,918
AMETEK, Inc.                                               806       21,762
Andrew Corp.(b)                                          1,657       30,108
Benchmark Electronics, Inc.(b)                             241        4,109
Black Box Corp.(b)                                         347       15,625
CommScope, Inc.(b)                                       1,012       19,785
CTS Corp.                                                  580        9,367
Datastream Systems, Inc.(b)                                308          970
Dionex Corp.(b)                                            352        8,448
IGEN International, Inc.(b)                                351       10,323
Input/Output, Inc.(b)                                      781        6,287
Intergraph Corp.(b)                                      1,304       13,953
Kronos, Inc.(b)                                            281       16,127
Kulicke & Soffa Industries, Inc.(b)                        968       14,685
Macromedia, Inc.(b)                                      1,329       19,882
Mechanical Technology, Inc.(b)                             465        1,204
Micros Systems, Inc.(b)                                    333        7,189
Numerical Technologies, Inc.(b)                            300        7,404
Orbital Sciences Corp.(b)                                  522          924
ParkerVision, Inc.(b)                                      139        3,058
Plantronics, Inc.(b)                                       749       15,564
Plexus Corp.(b)                                            845       21,125
Progress Software Corp.(b)                                 774       11,447
Puma Technology, Inc.(b)                                   526        1,394
Seitel, Inc.(b)                                            247        3,359
Symmetricom, Inc.(b)                                       968        5,421
Varian Semiconductor Equipment
Associates, Inc.(b)                                        644       19,346
Varian, Inc.(b)                                            724       18,346
                                                                -----------
                                                                    346,130
                                                                -----------
-----------------------------------------------------------------------------
TELECOMMUNICATIONS  (2.0%)
Adelphia Business Solutions, Inc.(b)                       504          358
ADTRAN, Inc.(b)                                            600       13,920
AirGate PCS, Inc.(b)                                       193        9,932
Alamosa Holdings, Inc.(b)                                1,559       21,950
Alaska Communications Systems
Holdings, Inc.(b)                                          951        6,686
Anaren Microwave, Inc.(b)                                  363        5,550
Arris Group, Inc.(b)                                     1,600        9,424


                                                     SHARES
                                                       OR
                                                    PRINCIPAL     MARKET
                                                     AMOUNT        VALUE
COMMON STOCK  (CONTINUED)
-----------------------------------------------------------------------------
TELECOMMUNICATIONS  (CONTINUED)
AT&T Latin America Corp.(b)                              2,521  $     3,782
Avici Systems, Inc.(b)                                   1,500        4,035
Boston Communications Group, Inc.(b)                       179        1,656
Carrier Access Corp.(b)                                    208          541
Celeritek, Inc.(b)                                         646        8,140
Centillium Communications, Inc.(b)                         104          587
Commonwealth Telephone Enterprises, Inc.(b)                256       10,964
Computer Network Technology Corp.(b)                       800       11,680
Conestoga Enterprises, Inc.                                100        2,402
Copper Mountain Networks, Inc.(b)                        2,422        2,785
CoSine Communications, Inc.(b)                             827          868
Digital Lightwave, Inc.(b)                                 171        1,031
Ditech Communications Corp.(b)                           1,140        4,742
Dobson Communications Corporation(b)                       700        6,909
General Cable Corp.                                        400        4,520
General Communication, Inc.(b)                             600        6,972
Hickory Tech Corp.                                         248        3,782
IDT Corp.(b)                                             1,178       13,017
Illuminet Holdings, Inc.(b)                                492       17,594
InterVoice-Brite, Inc.(b)                                  787        9,806
ITC DeltaCom, Inc.(b)                                    2,239        1,455
Lantronix, Inc.(b)                                         436        2,803
Leap Wireless International, Inc.(b)                       563        8,372
Lightbridge, Inc.(b)                                       864        7,949
Lynch Interactive Corp.(b)                                 162        7,452
Metro One Telecommunications, Inc.(b)                      308        9,286
Neon Communications, Inc.(b)                               125          388
North Pittsburgh Systems, Inc.                           1,063       15,924
Price Communications Corp.(b)                              993       18,022
Rural Cellular Corp.(b)                                     88        1,998
SBA Communications Corp.(b)                                756        6,199
SpectraSite Holdings, Inc.(b)                            2,176        5,005
Tollgrade Communications, Inc.(b)                          400       10,196
UbiquiTel, Inc.(b)                                       1,400       12,810
UnitedGlobalCom, Inc.(b)                                 1,065        1,385
US Unwired, Inc.(b)                                        620        7,490
XO Communications, Inc.(b)                               5,400        4,968
                                                                -----------
                                                                    305,335
                                                                -----------
-----------------------------------------------------------------------------
TIRE & RUBBER  (0.1%)
Bandag, Inc.                                                87        2,279
Cooper Tire & Rubber Co.                                 1,215       16,051
                                                                -----------
                                                                     18,330
                                                                -----------
-----------------------------------------------------------------------------
TOBACCO  (0.3%)
DIMON, Inc.                                              1,545        9,656
Star Scientific, Inc.(b)                                 2,736        9,056
Universal Corp.                                            595       19,243
Vector Group Ltd.                                          300       12,183
                                                                -----------
                                                                     50,138
                                                                -----------
-----------------------------------------------------------------------------
TRANSPORTATION SERVICES  (1.5%)
Airborne, Inc.                                             942        9,411
Alexander & Baldwin, Inc.                                1,052       23,427
AMERCO, Inc.(b)                                            100        1,824
Arkansas Best Corp.(b)                                     499       11,736
Arnold Industries, Inc.                                    600       12,972


                                    continued
                                                        N A T I O N W I D E   23

STATEMENT OF INVESTMENTS NATIONWIDE(R) SMALL CAP INDEX FUND CONTINUED
--------------------------------------------------------------------------------
                                OCTOBER 31, 2001

                                                     SHARES
                                                       OR
                                                    PRINCIPAL     MARKET
                                                     AMOUNT        VALUE
COMMON STOCK  (CONTINUED)
-----------------------------------------------------------------------------
TRANSPORTATION SERVICES  (CONTINUED)
Atlas Air Worldwide Holdings, Inc.(b)                      100  $     1,291
EGL, Inc.(b)                                               929       11,232
Forward Air Corp.(b)                                       300        7,899
Heartland Express, Inc.(b)                                 362        8,507
Interpool, Inc.                                            174        2,105
J.B. Hunt Transport Services, Inc.(b)                      467        6,417
Kansas City Southern Industries, Inc.(b)                 1,024       12,800
Kirby Corp.(b)                                             344        8,841
Knight Transportation, Inc.(b)                             109        2,659
Landstar System, Inc.(b)                                   186       13,331
Navigant International, Inc.(b)                            589        5,531
Offshore Logistics, Inc.(b)                                100        1,995
Overseas Shipholding Group, Inc.                           571       14,212
Pegasus Solutions, Inc.(b)                                 266        2,727
RailAmerica, Inc.(b)                                       298        3,472
Roadway Corp.                                              345        9,401
Swift Transportation Co., Inc.(b)                        1,108       18,824
USFreightways Corp.                                        511       15,897
Werner Enterprises, Inc.                                   730       15,805
Yellow Corp.(b)                                            458       10,076
                                                                -----------
                                                                    232,392
                                                                -----------
-----------------------------------------------------------------------------
UTILITIES  (1.5%)
Beacon Power Corp.(b)                                    1,435        1,435
Central Vermont Public Service Corp.                       147        2,546
CH Energy Group, Inc.                                      363       14,509
Covanta Energy Corp(b)                                     965       12,564
DQE, Inc.                                                1,398       26,143
Empire District Electric Co.                               373        7,923
FuelCell Energy, Inc.(b)                                   600        9,378
Hawaiian Electric Industries, Inc.                         633       23,560
Headwaters, Inc.(b)                                        204        2,501
Littlelfuse, Inc.(b)                                       518       11,676
Montana Power Co.                                        2,706       16,128
Newpower Holdings, Inc.(b)                               1,654        1,522
NorthWestern Corp.                                         700       13,475
Otter Tail Co.                                             400       11,304
RGS Energy Group, Inc.                                     776       29,759
UCAR International, Inc.(b)                                900        6,543
UIL Holdings Corp.                                         273       13,473
UniSource Energy Corp.                                     761       11,993
WPS Resources Corp.                                        637       21,594
                                                                -----------
                                                                    238,026
                                                                -----------
-----------------------------------------------------------------------------
WAREHOUSING  (0.1%)
Mobile Mini, Inc.(b)                                       427       13,314
                                                                -----------
-----------------------------------------------------------------------------
WATER  (0.3%)
American States Water Co.                                  191        6,379
Cadiz, Inc.(b)                                             200        1,720
California Water Service Group                             200        5,052
Connecticut Water Service, Inc.                            111        2,985
Ionics, Inc.(b)                                            370        8,695
Middlesex Water Co.                                         75        2,512
Philadelphia Suburban Corp.                                926       26,391
                                                                     53,734

                                                     SHARES
                                                       OR
                                                    PRINCIPAL     MARKET
                                                     AMOUNT        VALUE
COMMON STOCK  (CONTINUED)
-----------------------------------------------------------------------------
WIRELESS EQUIPMENT  (0.4%)
InterDigital Communications Corp.(b)                     1,006  $     8,068
Metawave Communications Corp.(b)                         1,470        2,940
Powerwave Technologies, Inc.(b)                          1,123       17,182
Remec, Inc.(b)                                           1,310       11,725
SpectraLink Corp.(b)                                       453        5,110
Spectrian Corp.(b)                                         619        5,361
Universal Electronics, Inc.(b)                             156        2,299
ViaSat, Inc.(b)                                            469        6,946
Western Multiplex Corp.(b)                                 400        1,560
Wireless Facilities, Inc.(b)                             1,187        7,822
                                                                -----------
                                                                     69,013
                                                                -----------
-----------------------------------------------------------------------------
TOTAL COMMON STOCK                                               14,663,211
                                                                -----------
REPURCHASE AGREEMENT  (4.6%)
Fifth Third Bank, 2.36%, 11/01/01
(Fully collateralized by Residential
Funding Mortgage)                                  $   712,225      712,225
                                                                -----------
TOTAL REPURCHASE AGREEMENT                                          712,225
                                                                -----------
U.S. GOVERNMENT SPONSORED
AND AGENCY OBLIGATIONS  (0.5%)
U.S. TREASURY BILL  (0.5%)
3.33%, 11/23/01(c)                                      70,000       69,901
                                                                -----------
TOTAL U.S. GOVERNMENT SPONSORED
AND AGENCY OBLIGATIONS                                               69,901
                                                                -----------
TOTAL INVESTMENTS (Cost $16,591,989)(a) - (99.9%)                15,445,337
OTHER ASSETS IN EXCESS OF LIABILITIES - (0.1%)                       19,257
                                                                -----------
NET ASSETS - (100.0%)                                           $15,464,594
                                                                ===========
-----------------------------------------------------------------------------

(A) REPRESENTS COST FOR FEDERAL INCOME TAX AND FINANCIAL REPORTING PURPOSES AND DIFFERS FROM VALUE BY NET UNREALIZED DEPRECIATION OF SECURITIES AS FOLLOWS:
     UNREALIZED APPRECIATION          $   375,461
     UNREALIZED DEPRECIATION           (1,522,113)
                                      -----------
     NET UNREALIZED DEPRECIATION      $(1,146,652)
                                      ===========
(B) DENOTES A NON-INCOME PRODUCING SECURITY.
(C) PLEDGED AS COLLATERAL FOR FUTURES.

AT OCTOBER 31, 2001, THE FUND'S OPEN LONG FUTURES CONTRACTS WERE AS FOLLOWS:

            UNREALIZED
           MARKET VALUE  APPRECIATION
NUMBER OF      LONG      COVERED       (DEPRECIATION)
CONTRACTS   CONTRACTS    EXPIRATION     BY CONTRACTS   AT 10/31/01
                      3  Russell 2000        12/21/01  $    642,975  $(105)

SEE NOTES TO FINANCIAL STATEMENTS.


24   N A T I O N W I D E

NATIONWIDE(R) MUTUAL FUNDS
--------------------------------------------------------------------------------

NATIONWIDE INTERNATIONAL EQUITY

INDEX FUND

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

HOW DID THE FUND PERFORM AGAINST THE BENCHMARK?

     For the fiscal year ended October 31, 2001, the Nationwide International Index Fund had a total return of -25.44%(a) versus -24.84% for the MSCI EAFE Index, its benchmark.

WHAT OVERALL MARKET FACTORS (MACROECONOMIC CONDITIONS, STYLE, SECTOR ALLOCATIONS AND CAPITALIZATION RANGES) CONTRIBUTED TO THE PORTFOLIO'S PERFORMANCE?

     The portfolio met its objective of matching the return of its benchmark. The 2001 fiscal year commenced in a slump as most major global markets experienced more slowing. Following a series of interest-rate increases in 2000 by the U.S., European and Japanese central banks, the U.S. Federal Reserve Board began to lower interest rates in early 2001. These actions were quickly followed in kind by 15 other central banks, including the European Central Bank, which finally made its 25 basis point rate cut in May 2001. Despite the interest rate cuts, the international equity market losses continue to mount. The sharp inventory correction in technology and telecommunications companies in the United States has led to a significant decline in TMT (technology, media and telecommunications) stocks internationally and fueled fears of a global recession.

     In September 2001 a series of poor macroeconomic reports suggested that corporate earnings in 2001 would be more severely impacted by deteriorating global business conditions than had been previously thought. Amid these fears, the terrorist attacks in the United States on Sept. 11 pushed the global economy into even greater anxiety. As a global recession appeared imminent, central banks across the globe acted in cohesion to further reduce interest rates. Despite these additional cuts, the MSCI EAFE Index only minimally rebounded in October with a positive return of 2.56%.

WHAT FACTORS/SECURITIES CONTRIBUTED TO OR DETRACTED FROM PERFORMANCE?

     Year-to-date returns of the countries included in the index were negative across the board with Finland showing the lowest return of -48.75%, followed by Sweden -39.02% and Singapore -36.99%. New Zealand and Australian markets returned -1.62% and -8.36%, respectively. These were the only two countries whose negative returns were not in double digits.

     All sectors in the index posted negative performance year-to-date with information technology down the most, -49.42%, followed by telecommunications services with a return of -36.81%. The energy and utility sectors were the strongest sectors, posting the least negative returns of -5.53% and -10.85%, respectively.

WHAT IS YOUR VIEW OF THE MARKET-AND YOUR FUND'S POSITION-GOING FORWARD?

     Global equity markets do not show signs of stabilizing yet. An increasing number of companies have pre-announced worse-than-expected earnings for the third quarter of 2001. As the United States and England unite in their efforts to fight terrorism, a more uncertain environment exists for the global economy. Global central banks are expected to continue easing rates in response to the slowing global economy. The portfolio is expected to continue to meet its objectives of replicating the risk and returns of the benchmark index.

(A) PERFORMANCE OF CLASS A SHARES WITHOUT SALES CHARGE AND ASSUMING ALL DISTRIBUTIONS ARE REINVESTED.

PORTFOLIO MANAGER: MERRILL LYNCH INVESTMENT MANAGEMENT - SUBADVISER

PORTFOLIO MARKET VALUE: $53,318,879

OCTOBER 31, 2001

AVERAGE ANNUAL TOTAL RETURN
(For Years Ended October 31, 2001)

YEARS                                  1      INCEPTION3
========================================================
Class A                w/o SC*       -25.44%     -20.96%
                         w/SC1       -29.74%     -23.47%
--------------------------------------------------------
Class B                w/o SC*       -26.17%     -21.68%
                         w/SC2       -29.84%     -23.38%
--------------------------------------------------------
Institutional Class**                -25.28%      20.69%
--------------------------------------------------------

ALL FIGURES SHOWING THE EFFECT OF A SALES CHARGE REFLECT THE MAXIMUM CHARGE POSSIBLE, BECAUSE IT HAS THE MOST DRAMATIC EFFECT ON PERFORMANCE DATA.
*    THESE  RETURNS  DO  NOT  REFLECT  THE  EFFECTS  OF  SALES  CHARGES  (SC).
**   NOT  SUBJECT  TO  ANY  SALES  CHARGES.
1    A  5.75%  FRONT-END  SALES  CHARGE  WAS  DEDUCTED.
2 A 5.00% MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) WAS DEDUCTED. THE CDSC DECLINES TO 0% AFTER 6 YEARS.
3    COMMENCED  OPERATIONS  ON  DECEMBER  29,  1999.
INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.



            Class A  MSCI EAFE   CPI
12/29/1999    9,425     10,000  10,000
----------  -------  ---------  ------
10/31/2000    8,197      8,629  10,339
----------  -------  ---------  ------
10/31/2001    6,112      6,499  10,618
----------  -------  ---------  ------





COMPARATIVE PERFORMANCE OF $10,000 INVESTED IN CLASS A SHARES OF THE NATIONWIDE INTERNATIONAL INDEX FUND, THE MORGAN STANLEY CAPITAL INTERNATIONAL - EUROPE, AUSTRALASIA, AND FAR EAST INDEX (MSCI EAFE)(B), AND THE CONSUMER PRICE INDEX
(CPI)(C) SINCE INCEPTION. UNLIKE THE FUND, THESE INDICES DO NOT REFLECT ANY FEES, EXPENSES, OR SALES CHARGES.
(B) THE MSCI EAFE IS AN UNMANAGED INDEX GENERALLY REPRESENTATIVE OF THE PERFORMANCE OF INTERNATIONAL STOCK MARKETS.
(C) THE CPI REPRESENTS CHANGES IN PRICES OF A BASKET OF GOODS AND SERVICES PURCHASED FOR CONSUMPTION BY URBAN HOUSEHOLDS.


                                                        N A T I O N W I D E   25

STATEMENT OF INVESTMENTS NATIONWIDE(R) INTERNATIONAL INDEX FUND
--------------------------------------------------------------------------------
                                OCTOBER 31, 2001

                                                      SHARES
                                                        OR
                                                     PRINCIPAL      MARKET
                                                      AMOUNT        VALUE
COMMON STOCK  (99.6%)
-------------------------------------------------------------------------------
AUSTRALIA  (3.8%)
BANKS  (1.4%)
Australia & New Zealand Banking
Group Ltd.                                               12,747  $   114,748
Commonwealth Bank of Australia                            8,055      121,123
Macquarie Bank Ltd.                                       2,449       46,779
National Australia Bank Ltd.                             10,427      160,842
Westpac Banking Corp. Ltd.                               15,717      117,375
                                                                 ------------
                                                                     560,867
                                                                 ------------
BEVERAGES  (0.1%)
Southcorp Ltd.                                            6,654       24,474
                                                                 ------------
BREWERY  (0.1%)
Foster's Group Ltd.                                      22,689       55,424
                                                                 ------------
BUILDING & CONSTRUCTION  (0.1%)
Boral Ltd.                                                  154          254
CSR Ltd.                                                 10,920       34,770
James Hardie Industries NV                                  985        2,187
                                                                 ------------
                                                                      37,211
                                                                 ------------
COMMERCIAL SERVICES  (0.2%)
Brambles Industries Ltd.                                  9,260       50,894
Mayne Nickless Ltd.                                      11,102       41,735
                                                                 ------------
                                                                      92,629
                                                                 ------------
COMPUTER SOFTWARE/SERVICES  (0.0%)
Computershare Ltd.                                          130          330
                                                                 ------------
DIVERSIFIED  (0.0%)
Wesfarmers Ltd.                                           1,040       15,639
                                                                 ------------
ENERGY  (0.2%)
Australian Gas and Light Co. Ltd.                         7,052       31,599
Origin Energy Ltd.                                          151          230
Santos Ltd.                                               1,223        3,925
Woodside Petroleum Ltd.                                   6,088       42,532
                                                                 ------------
                                                                      78,286
                                                                 ------------
ENTERTAINMENT  (0.0%)
TABCORP Holdings Ltd.                                       539        2,714
                                                                 ------------
FOOD PRODUCTS  (0.2%)
Coles Myer Ltd.                                           9,551       36,676
Woolworths Ltd.                                          11,083       63,419
                                                                 ------------
                                                                     100,095
                                                                 ------------
HEALTHCARE  (0.0%)
Cochlear Ltd.                                               113        2,880
                                                                 ------------
INDUSTRIAL  (0.0%)
OneSteel Ltd.                                                81           41
                                                                 ------------
INSURANCE  (0.2%)
AMP Ltd.                                                  8,050       73,319
QBE Insurance Group Ltd.                                  9,540       33,360
                                                                     106,679
                                                                 ------------
INVESTMENT COMPANY  (0.1%)
Macquarie Infrastructure Group                           18,829       36,104
                                                                 ------------
METALS & MINING  (0.3%)
M.I.M. Holdings Ltd.                                        692          342
Normandy Mining Ltd.                                        274          194

                                                      SHARES
                                                        OR
                                                     PRINCIPAL      MARKET
                                                      AMOUNT        VALUE
COMMON STOCK  (CONTINUED)
-------------------------------------------------------------------------------
AUSTRALIA  (CONTINUED)
METALS & MINING  (CONTINUED)
Rio Tinto Ltd.                                            3,457  $    55,835
WMC Ltd.                                                 12,082       56,881
                                                                 ------------
                                                                     113,252
                                                                 ------------
MINERALS  (0.3%)
BHP Billiton Ltd.                                        30,819      138,872
                                                                 ------------
MULTI-MEDIA  (0.1%)
The News Corp. Ltd.                                       8,677       59,897
                                                                 ------------
Paper Products  (0.0%)
Amcor Ltd.                                                  656        2,181
Paperlinx Ltd.                                               43           91
                                                                 ------------
                                                                       2,272
                                                                 ------------
PETROCHEMICALS  (0.1%)
CSL Ltd.                                                  1,393       35,370
                                                                 ------------
PROPERTY TRUST  (0.2%)
General Property Trust                                   27,876       39,667
Westfield Trust                                          22,353       39,252
                                                                      78,919
REAL ESTATE  (0.1%)
Lend Lease Corp. Ltd.                                       722        4,060
Westfield Holdings Ltd.                                   5,375       46,035
                                                                      50,095
TELECOMMUNICATIONS  (0.1%)
Telstra Corp. Ltd.                                       17,280       43,336
                                                                   1,635,386
                                                                 ------------
-------------------------------------------------------------------------------
AUSTRIA  (0.1%)
AIRPORTS  (0.0%)
Flughafen Wien AG                                             4           94
                                                                 ------------
Building & Construction  (0.0%)
Wienerberger AG                                              14          207
                                                                 ------------
ENERGY  (0.1%)
OMV AG                                                      293       22,167
                                                                 ------------
INDUSTRIAL  (0.0%)
VA Technologie AG                                             9          170
                                                                 ------------
MANUFACTURING  (0.0%)
RHI AG                                                        6           32
                                                                 ------------
PAPER PRODUCTS  (0.0%)
Mayr-Melnhof Karton AG                                        7          350
                                                                 ------------
STEEL  (0.0%)
Boehler-Uddeholm AG                                           7          270
                                                                 ------------
TELECOMMUNICATIONS  (0.0%)
Telekom Austria AG(b)                                       148        1,140
                                                                 ------------
UTILITIES  (0.0%)
Oesterrichische Elektrizktaetswirtschafts AG                  5          336
                                                                 ------------
Water Treatments  (0.0%)
BWT AG                                                        7          165
                                                                 ------------
                                                                      24,931
                                                                 ------------
-------------------------------------------------------------------------------


                                    continued
26   N A T I O N W I D E

STATEMENT OF INVESTMENTS NATIONWIDE(R) INTERNATIONAL INDEX FUND CONTINUED
--------------------------------------------------------------------------------
                                OCTOBER 31, 2001

                                                      SHARES
                                                        OR
                                                     PRINCIPAL      MARKET
                                                      AMOUNT        VALUE
COMMON STOCK  (CONTINUED)
-------------------------------------------------------------------------------
BELGIUM  (0.8%)
BANKS  (0.2%)
Dexia                                                     5,942  $    91,783
KBC Bankverzekeringsholding                                 147        4,038
                                                                 ------------
                                                                      95,821
                                                                 ------------
BREWERY  (0.0%)
Interbrew                                                   354        9,195
                                                                 ------------
CHEMICALS  (0.0%)
Solvay SA                                                    20        1,076
                                                                 ------------
DIVERSIFIED  (0.1%)
Groupe Bruxelles Lambert SA                                 558       27,641
                                                                 ------------
FINANCIAL SERVICES  (0.2%)
Fortis(b)                                                 4,076       96,184
                                                                 ------------
PHARMACEUTICALS  (0.1%)
UCB SA                                                      850       32,399
                                                                 ------------
PHOTOGRAPHIC PRODUCTS  (0.0%)
AGFA Gevaert NV                                              23          233
                                                                 ------------
RETAIL  (0.1%)
Delhaize Le Lion SA                                         791       43,458
                                                                 ------------
UTILITIES  (0.1%)
Electrabel SA                                               235       49,210
                                                                 ------------
                                                                     355,217
                                                                 ------------
-------------------------------------------------------------------------------
DENMARK  (0.7%)
BANKS  (0.2%)
Danske Bank AS                                            5,155       76,378
                                                                 ------------
ELECTRONICS  (0.1%)
Vestas Wind Systems AS                                    1,329       41,793
                                                                 ------------
FOOD PRODUCTS  (0.0%)
Danisco AS                                                  100        3,701
                                                                 ------------
HEALTHCARE  (0.0%)
Coloplast AS                                                176       12,879
                                                                 ------------
PHARMACEUTICALS  (0.2%)
H. Lunbeck AS                                               799       20,391
Novo Nordisk AS Class B                                   2,006       81,400
                                                                 ------------
                                                                     101,791
                                                                 ------------
TELECOMMUNICATIONS  (0.2%)
GN Store Nord AS (GN Great Nordic)                        3,171       14,728
TDC AS                                                    1,483       50,941
                                                                 ------------
                                                                      65,669
                                                                 ------------
                                                                     302,211
                                                                 ------------
-------------------------------------------------------------------------------
FINLAND  (2.2%)
COMPUTER SOFTWARE/SERVICES  (0.1%)
TietoEnator Oyj                                           1,170       26,239
                                                                 ------------
FINANCIAL SERVICES  (0.1%)
Sampo Insurance Co. Oyj                                   3,742       33,703
                                                                 ------------
Industrial  (0.0%)
Metso Oyj                                                   300        2,932
                                                                 ------------
INSURANCE  (0.0%)
Pohjola Group Insurance Co. Class B                         200        3,693
                                                                 ------------

                                                      SHARES
                                                        OR
                                                     PRINCIPAL      MARKET
                                                      AMOUNT        VALUE
COMMON STOCK  (CONTINUED)
-------------------------------------------------------------------------------
FINLAND  (CONTINUED)
PAPER PRODUCTS  (0.4%)
Stora Enso Oyj                                            6,200  $    75,386
UPM-Kymmene Ojy                                           2,457       79,887
                                                                 ------------
                                                        155,273
TELECOMMUNICATIONS  (1.6%)
Nokia Oyj                                                32,919      688,746
Sonera Oyj                                                3,852       21,926
                                                                 ------------
                                                                     710,672
                                                                 ------------
                                                                     932,512
                                                                 ------------
-------------------------------------------------------------------------------
FRANCE  (9.0%)
ADVERTISING  (0.0%)
Publicis Groupe SA                                          944       20,916
                                                                 ------------
AEROSPACE/DEFENSE  (0.2%)
Altran Technologies SA                                      706       32,429
European Aeronautic Defence and Space Co.                    79          918
Thales SA                                                   931       35,813
                                                                 ------------
                                                                      69,160
                                                                 ------------
AUTOMOTIVE  (0.2%)
PSA Peugeot Citroen                                       1,878       76,369
Renault SA                                                  373       11,372
Valeo SA                                                    120        4,107
                                                                 ------------
                                                                      91,848
                                                                 ------------
BANKS  (0.8%)
BNP Paribas SA                                            2,540      211,383
Societe BIC SA                                              107        3,287
Societe Generale                                          2,335      116,825
                                                                 ------------
                                                                     331,495
                                                                 ------------
BUILDING & CONSTRUCTION  (0.6%)
Castorama Dubois Investissement SA                           24        1,143
Compagnie de Saint-Gobain                                   671       93,372
Compagnie Francaise d'Etudes et de
Construction Technip SA                                     266       30,091
Lafarge SA                                                1,213      107,830
Vinci SA                                                    720       43,448
                                                                 ------------
                                                                     275,884
                                                                 ------------
CHEMICALS  (0.2%)
L'Air Liquide SA                                            673       90,801
                                                                 ------------
COMPUTER SOFTWARE/SERVICES  (0.2%)
Atos Origin SA(b)                                           159       11,600
Business Objects SA(b)                                      689       19,175
Cap Gemini SA                                             1,008       56,742
Dassault Systems SA                                          83        3,316
                                                                 ------------
                                                                      90,833
                                                                 ------------
CONSUMER SERVICES  (0.0%)
Club Mediterranee SA                                         16          504
                                                                 ------------
COSMETICS/PERSONAL CARE  (0.3%)
L'oreal SA                                                2,057      142,100
                                                                 ------------
ELECTRONICS & ELECTRICAL EQUIPMENT  (0.2%)
Alstom                                                    2,805       42,898
Schneider Electric SA                                     1,315       52,681
Thomson Multimedia(b)                                       502       11,991
                                                                 ------------
                                                                     107,570
                                                                 ------------


                                    continued
                                                        N A T I O N W I D E   27

STATEMENT OF INVESTMENTS NATIONWIDE(R) INTERNATIONAL INDEX FUND CONTINUED
--------------------------------------------------------------------------------
                                OCTOBER 31, 2001

                                                      SHARES
                                                        OR
                                                     PRINCIPAL      MARKET
                                                      AMOUNT        VALUE
COMMON STOCK  (CONTINUED)
-------------------------------------------------------------------------------
FRANCE  (CONTINUED)
ENERGY  (1.4%)
TotalFinaElf SA                                           4,138  $   581,404
                                                                 ------------
ENTERTAINMENT  (0.6%)
Vivendi Universal SA                                      5,517      257,890
                                                                 ------------
FINANCIAL SERVICES  (0.1%)
Pernod Ricard SA                                            621       43,487
                                                                 ------------
FOOD PRODUCTS  (0.8%)
Carrefour SA                                              3,310      169,481
Casino Guichard Perrachon SA                                545       40,815
Groupe Danone                                             1,008      116,661
                                                                 ------------
                                                                     326,957
                                                                 ------------
HEALTHCARE  (0.4%)
Essilor International SA                                    330        9,241
Sanofi-Synthelabo SA                                      2,287      150,882
                                                                 ------------
                                                                     160,123
                                                                 ------------
HOTELS & LODGING  (0.1%)
Accor SA                                                  2,054       64,508
                                                                 ------------
INSURANCE  (0.4%)
AXA                                                       8,537      186,842
                                                                 ------------
MANUFACTURING  (0.1%)
Compagnie Generale des Etablissements
Michelin                                                  1,608       49,719
                                                                 ------------
METALS & MINING  (0.1%)
Pechiney SA                                                 508       23,334
                                                                 ------------
PHARMACEUTICALS  (0.7%)
Aventis SA                                                4,318      317,932
                                                                 ------------
PRINTING & PUBLISHING  (0.1%)
Lagardere S.C.A.                                          1,305       46,051
                                                                 ------------
REAL ESTATE  (0.0%)
Unibail SA                                                   13          674
                                                                 ------------
RESTAURANTS  (0.1%)
Sodexho Alliance SA                                         891       41,970
                                                                 ------------
RETAIL  (0.2%)
Pinault-Printemps-Redoute SA                                641       73,840
                                                                 ------------
STEEL  (0.1%)
Usinor SA                                                 3,259       34,343
                                                                 ------------
TELECOMMUNICATIONS  (0.6%)
Alcatel SA                                                6,473       97,769
Bouygues SA                                                 560       17,149
France Telecom SA                                         2,459       91,845
LVMH Moet Louis Vuitton Hennessy SA                       1,340       47,274
Sagem SA                                                      5          233
                                                                 ------------
                                                                     254,270
                                                                 ------------
TELEVISION  (0.1%)
Societe Television Francaise 1                            1,542       34,665
                                                                 ------------
UTILITIES  (0.4%)
Suez SA                                                   5,414      170,326
                                                                 ------------
                                                                   3,889,446
                                                                 ------------

                                                      SHARES
                                                        OR
                                                     PRINCIPAL      MARKET
                                                      AMOUNT        VALUE
COMMON STOCK  (CONTINUED)
-------------------------------------------------------------------------------
GERMANY  (6.2%)
AIRLINES  (0.1%)
Lufthansa AG                                              3,046  $    31,549
                                                                 ------------
APPAREL  (0.1%)
Adidas AG                                                   576       32,476
                                                                 ------------
AUTOMOTIVE  (0.8%)
DaimlerChrysler AG                                        5,811      202,809
Deutsche Post AG                                          3,452       49,124
Porsche AG                                                  118       32,946
Volkswagen AG                                             2,281       86,902
                                                                 ------------
                                                                     371,781
                                                                 ------------
BANKS  (0.6%)
Bayerische Vereins AG                                     3,344      101,499
Deutsche Bank AG                                          2,807      155,482
                                                                 ------------
                                                                     256,981
                                                                 ------------
CHEMICALS  (0.6%)
BASF AG                                                   4,251      143,194
Bayer AG                                                  4,170      122,438
                                                                 ------------
                                                                     265,632
                                                                 ------------
COMPUTER SOFTWARE/SERVICES  (0.3%)
Sap AG                                                    1,447      148,572
                                                                 ------------
ELECTRONICS & ELECTRICAL EQUIPMENT  (0.1%)
Epcos AG                                                    638       27,582
                                                                 ------------
FINANCIAL SERVICES  (0.1%)
MLP AG                                                      602       39,852
                                                                 ------------
HEALTHCARE  (0.1%)
Fresenius Medical Care AG                                   473       29,395
                                                                 ------------
HOTELS & LODGING  (0.1%)
Preussag AG                                               1,783       42,074
                                                                 ------------
INDUSTRIAL  (0.7%)
Linde AG                                                  1,107       43,870
MAN AG                                                      100        1,729
Siemens AG                                                5,852      278,820
                                                                 ------------
                                                                     324,419
                                                                 ------------
INSURANCE  (0.8%)
Allianz AG                                                  922      216,655
Muenchener                                                  516      136,402
                                                                 ------------
Rueckversicherungs-Gesellschaft AG                                   353,057
                                                                 ------------
METALS & MINING  (0.1%)
Thyssen Krupp AG                                          3,966       42,686
                                                                 ------------
PERSONAL CARE  (0.0%)
Beiersdorf AG                                               100       11,186
                                                                 ------------
PHARMACEUTICALS  (0.3%)
Altana AG                                                   897       42,011
Merck KGaA                                                  100        3,468
Schering AG                                               1,732       88,917
                                                                 ------------
                                                                     134,396
                                                                 ------------
RETAIL  (0.1%)
Metro AG                                                  1,434       47,788
                                                                 ------------


                                    continued
28   N A T I O N W I D E

STATEMENT OF INVESTMENTS NATIONWIDE(R) INTERNATIONAL INDEX FUND CONTINUED
--------------------------------------------------------------------------------
                                OCTOBER 31, 2001

                                                      SHARES
                                                        OR
                                                     PRINCIPAL      MARKET
                                                      AMOUNT        VALUE
COMMON STOCK  (CONTINUED)
-------------------------------------------------------------------------------
GERMANY  (CONTINUED)
SEMICONDUCTORS  (0.1%)
Infineon Technologies AG                                  2,409  $    35,909
                                                                 ------------
TELECOMMUNICATIONS  (0.5%)
Deutsche Telecom AG                                      12,794      197,045
                                                                 ------------
UTILITIES  (0.7%)
E.On AG                                                   3,994      206,842
RWE AG                                                    2,791      109,348
                                                                 ------------
                                                                     316,190
                                                                 ------------
                                                                   2,708,570
                                                                 ------------
-------------------------------------------------------------------------------
GREECE  (0.4%)
BANKS  (0.2%)
Alpha Bank A.E.                                           1,355       24,481
National Bank of Greece SA                                2,231       57,307
                                                                 ------------
                                                                      81,788
                                                                 ------------
TELECOMMUNICATIONS  (0.2%)
Hellenic Telecommunication                                3,167       51,343
Organization SA
Intracom SA                                               1,088       13,249
Panafon Hellenic Telecom SA                               3,671       18,053
                                                                 ------------
                                                                      82,645
                                                                 ------------
                                                                     164,433
                                                                 ------------
-------------------------------------------------------------------------------
HONG KONG  (1.5%)
AIRLINES  (0.0%)
Cathay Pacific Airways Ltd.                               2,000        2,026
                                                                 ------------
BANKS  (0.2%)
Bank of East Asia Ltd.                                    2,200        4,386
Hang Seng Bank Ltd.                                       7,900       79,253
                                                                 ------------
                                                                      83,639
                                                                 ------------
DISTRIBUTION  (0.0%)
Li & Fung Ltd.                                            4,000        3,820
                                                                 ------------
DIVERSIFIED OPERATIONS  (0.1%)
Swire Pacific Ltd.                                        5,500       22,987
The Wharf (Holdings) Ltd.                                 1,000        1,853
                                                                 ------------
                                                                      24,840
                                                                 ------------
ELECTRONICS & ELECTRICAL EQUIPMENT  (0.1%)
Hongkong Electric Holdings Ltd.                          16,000       60,718
Johnson Electric Holdings Ltd.                            2,000        1,744
                                                                 ------------
                                                                      62,462
                                                                 ------------
FINANCIAL SERVICES  (0.0%)
Hong Kong Exchanges & Clearing Ltd.                      12,000       16,077
                                                                 ------------
INDUSTRIAL  (0.4%)
Hutchison Whampoa Ltd.                                   19,000      154,069
                                                                 ------------
PRINTING & PUBLISHING  (0.0%)
South China Morning Post (Holdings) Ltd.                  4,000        2,115
                                                                 ------------
REAL ESTATE  (0.5%)
Cheung Kong Holdings Ltd.                                14,000      118,461
Henderson Land Development Co. Ltd.                       8,000       25,692
New World Developments Co.                                3,500        2,401
Sun Hung Kai Properties Ltd.                             14,000       85,794
                                                                 ------------
                                                                     232,348
                                                                 ------------

                                                      SHARES
                                                        OR
                                                     PRINCIPAL      MARKET
                                                      AMOUNT        VALUE
COMMON STOCK  (CONTINUED)
-------------------------------------------------------------------------------
HONG KONG  (CONTINUED)
TELECOMMUNICATIONS  (0.0%)
Pacific Century Cyberworks Ltd.(b)                        3,000  $       808
                                                                 ------------
Utilities  (0.2%)
CLP Holdings Ltd.                                        20,500       77,400
Hong Kong & China Gas Co. Ltd.                            5,000        6,250
                                                                 ------------
                                                                      83,650
                                                                 ------------
                                                                     665,854
                                                                 ------------
-------------------------------------------------------------------------------
IRELAND  (0.9%)
AIRLINES  (0.0%)
Ryanair Holdings PLC(b)                                   1,008        9,260
                                                                 ------------
BANKS  (0.4%)
Allied Irish Banks PLC                                    8,265       80,395
Bank of Ireland(b)                                        9,070       80,669
                                                                 ------------
                                                                     161,064
                                                                 ------------
BUILDING & CONSTRUCTION  (0.2%)
CRH PLC                                                   4,929       76,491
                                                                 ------------
CONSUMER PRODUCTS  (0.0%)
Waterford Wedgewood PLC                                     169          104
                                                                 ------------
DIVERSIFIED  (0.0%)
DCC PLC                                                      36          336
                                                                 ------------
FINANCIAL SERVICES  (0.0%)
Irish Life & Permanent PLC                                1,579       16,710
                                                                 ------------
FOOD PRODUCTS  (0.0%)
Greencore Group PLC(b)                                    1,154        2,567
                                                                 ------------
PAPER PRODUCTS  (0.0%)
Jefferson Smurfit Group PLC                               1,841        3,664
                                                                 ------------
PHARMACEUTICALS  (0.3%)
Elan Corp. PLC(b)                                         2,381      109,369
                                                                 ------------
                                                                     379,565
                                                                 ------------
-------------------------------------------------------------------------------
ITALY  (3.5%)
APPAREL  (0.0%)
Benetton Group SpA                                          150        1,474
                                                                 ------------
AUTOMOTIVE  (0.1%)
Fiat SpA                                                  2,878       46,917
                                                                 ------------
BANKS  (0.8%)
Banc Monte Dei Paschi Di Seina SPA                        6,349       15,525
Banca di Roma SpA                                        14,326       31,870
Banca Nazionale del Lavoro(bNC)                          20,981       46,297
IntesaBci SpA                                            21,839       51,141
Mediobanca SpA                                            5,807       61,977
San Paolo IMI SpA                                         8,072       84,843
UniCredito Italiano SpA                                  17,400       64,253
                                                                 ------------
                                                                     355,906
                                                                 ------------
BROADCASTING & TELEVISION  (0.1%)
Mediaset SpA                                              6,928       45,239
                                                                 ------------
ELECTRONICS & ELECTRICAL EQUIPMENT  (0.0%)
Pirelli SpA                                              13,548       20,866
                                                                 ------------
ENERGY  (0.6%)
Eni SpA                                                  19,849      248,853
                                                                 ------------


                                    continued
                                                        N A T I O N W I D E   29

STATEMENT OF INVESTMENTS NATIONWIDE(R) INTERNATIONAL INDEX FUND CONTINUED
--------------------------------------------------------------------------------
                                OCTOBER 31, 2001

                                                      SHARES
                                                        OR
                                                     PRINCIPAL      MARKET
                                                      AMOUNT        VALUE
COMMON STOCK  (CONTINUED)
-------------------------------------------------------------------------------
ITALY  (CONTINUED)
FINANCIAL SERVICES  (0.2%)
Banca Fideuram SpA                                        3,789  $    23,376
Bipop-Carire SpA                                         16,524       28,277
Mediolanum SpA                                            2,498       19,371
                                                                 ------------
                                                                      71,024
                                                                 ------------
FOOD PRODUCTS  (0.0%)
Parmalat Finanziaria SpA                                    500        1,337
                                                                 ------------
INSURANCE  (0.5%)
Alleanza Assicurazioni SpA                                1,205       12,427
Assicurazioni Generali SpA                                5,859      160,685
Riunione Adriatica di Sicurta SpA                         4,349       52,214
                                                                 ------------
                                                                     225,326
                                                                 ------------
PHARMACEUTICALS  (0.0%)
Banca Popolare de Milano                                    300        1,051
                                                                 ------------
PRINTING & PUBLISHING  (0.0%)
Gruppo Editorale L'Espresso SA                              700        1,727
                                                                 ------------
RAILROADS  (0.1%)
Autostrade SpA                                            8,864       55,725
                                                                 ------------
RESTAURANTS  (0.0%)
Autogrill SpA                                                50          401
                                                                 ------------
RETAIL  (0.0%)
Bulgari SpA                                               2,230       17,072
                                                                 ------------
TELECOMMUNICATIONS  (0.8%)
Telecom Italia Mobile SpA                                26,987      147,053
Telecom Italia SpA                                       13,250      110,627
Telecom Italia SpA RNC                                   12,112       58,690
Tiscali SpA(b)                                            2,019       14,384
                                                                 ------------
                                                                     330,754
                                                                 ------------
UTILITIES  (0.3%)
Enel SpA                                                 13,876       78,235
Italgas SpA                                               3,638       30,899
                                                                 ------------
                                                                     109,134
                                                                 ------------
                                                                   1,532,806
                                                                 ------------
-------------------------------------------------------------------------------
JAPAN  (22.4%)
AGRICULTURE  (0.1%)
Ajinomoto Co., Inc.                                       6,000       64,948
                                                                 ------------
AIRLINE SERVICES  (0.2%)
Yamato Transport Co. Ltd.                                 4,000       74,997
                                                                 ------------
AIRLINES  (0.0%)
Japan Air Lines Co.                                       4,000        9,804
                                                                 ------------
APPAREL  (0.1%)
Fast Retailing Co. Ltd.                                     300       34,925
World Co. Ltd.                                              100        3,350
                                                                 ------------
                                                                      38,275
                                                                 ------------
AUTOMOTIVE  (1.5%)
Denso Corp.                                               2,400       34,508
Honda Motor Co. Ltd.                                      3,600      129,112
NGK Spark Plug Co.                                        2,000       14,836
Nissan Motor Co.                                         20,000       88,232
Toyota Motor Co Ltd.                                     16,300      395,498
                                                                 ------------
                                                                     662,186
                                                                 ------------
                                                      SHARES
                                                        OR
                                                     PRINCIPAL      MARKET
                                                      AMOUNT        VALUE
COMMON STOCK  (CONTINUED)
-------------------------------------------------------------------------------
JAPAN  (CONTINUED)
BANKS  (1.5%)
Asahi Bank Ltd.                                          29,000  $    28,904
Mitsubishi Tokyo Financial Group, Inc.(b)                    24      178,424
Mizuho Holdings, Inc.                                        45      136,024
Sumitomo Bank Ltd.                                       27,000      166,978
The Bank of Yokohama Ltd.                                 1,000        3,562
The Daiwa Bank Ltd.                                      13,000       13,488
The Shizuoka Bank Ltd.                                    2,000       14,803
UFJ Holdings, Inc.                                           21       93,673
                                                                 ------------
                                                                     635,856
                                                                 ------------
BEVERAGES  (0.0%)
Takara Shuzo Co. Ltd.                                     2,000       21,061
                                                                 ------------
BREWERY  (0.2%)
Asahi Breweries Ltd.                                      4,000       41,763
Kirin Brewery Co. Ltd.                                    7,000       53,298
                                                                 ------------
                                                                      95,061
                                                                 ------------
BUILDING & CONSTRUCTION  (0.6%)
Asahi Glass Co. Ltd.                                      6,000       32,254
Daiwa House Industry Co. Ltd                              1,000        6,748
Kajima Corp.                                             10,000       33,087
Komatsu Ltd.                                             12,000       36,665
Nippon Sheet Glass Co. Ltd.                               4,000       16,307
Nippon Yusen Kabushiki Kaisha                            12,000       40,979
Nishimatsu Construction Co. Ltd.                          4,000       15,457
Obayashi Corp.                                            1,000        4,322
Sekisui House Ltd.                                        6,000       48,331
Taisei Construction Corp.                                10,000       29,819
Tostem Inax Holding Corp.                                 1,000       13,888
                                                                 ------------
                                                                     277,857
                                                                 ------------
CHEMICALS  (0.7%)
Asahi Kasei Corp.                                        15,000       49,385
Ishihara Sangyo Kaisha Ltd.(b)                            1,000        1,699
Kaneka Corp.                                              1,000        6,936
Kuraray Co.                                               1,000        6,242
Mitsubishi Chemical Corp.                                 4,000        8,562
Mitsubishi Gas Chemical Co. Ltd.                          1,000        1,961
Mitsui Chemicals, Inc.                                    4,000       13,006
Nitto Denko Corp.                                           200        3,399
Sekisui Chemical Co. Ltd.                                 1,000        2,851
Shin-Etsu Chemical Co. Ltd.                               3,400      111,940
Showa Denko K.K.(b)                                       2,000        2,353
Sumitomo Chemical Co. Ltd.                               12,000       45,782
Toray Industries, Inc.                                   16,000       44,050
                                                                 ------------
                                                                     298,166
                                                                 ------------
COMMERCIAL SERVICES  (0.3%)
NTT Data Corp.                                                9       39,337
Secom Co.                                                 2,000      104,081
                                                                 ------------
                                                                     143,418
                                                                 ------------
COMPUTER HARDWARE  (0.6%)
Fujitsu Ltd.                                             14,000      103,623
NEC Corp.                                                 9,000       81,614
Toshiba Corp.                                            26,000       96,222
                                                                 ------------
                                                                     281,459
                                                                 ------------


                                    continued
30   N A T I O N W I D E

STATEMENT OF INVESTMENTS NATIONWIDE(R) INTERNATIONAL INDEX FUND CONTINUED
--------------------------------------------------------------------------------
                                OCTOBER 31, 2001

                                                      SHARES
                                                        OR
                                                     PRINCIPAL      MARKET
                                                      AMOUNT        VALUE
COMMON STOCK  (CONTINUED)
-------------------------------------------------------------------------------
JAPAN  (CONTINUED)
COMPUTER SOFTWARE/SERVICES  (0.4%)
Capcom Co. Ltd.                                             400  $    10,947
CSK Corp.                                                   600       15,244
Fuji Soft ABC, Inc.                                         100        4,199
Fujitsu Support & Service, Inc.                             500       12,663
Hitachi Software Engineering Co. Ltd.                       300       13,235
Konami Co. Ltd.                                           1,000       31,126
Net One Systems Co. Ltd.                                      1       15,195
Oracle Corp. Japan                                          100        9,362
Softbank Corp.                                            1,700       36,387
Trend Micro, Inc.(b)                                      1,000       21,486
                                                                 ------------
                                                                     169,844
                                                                 ------------
CONSUMER PRODUCTS  (0.0%)
Onward Kashiyama Co. Ltd.                                 2,000       19,950
                                                                 ------------
DIVERSIFIED  (0.1%)
Nippon COMSYS Corp.                                       3,000       23,774
                                                                 ------------
ELECTRONICS & ELECTRICAL EQUIPMENT  (3.7%)
Anritsu Corp.                                             1,000        7,990
Canon, Inc.                                               6,000      174,503
Fujikura Ltd.                                             1,000        4,428
Furukawa Electric Co. Ltd.                                4,000       23,071
Hitachi Ltd.                                             17,000      115,967
Hoya Corp.                                                  500       29,860
Keyence Corp.                                               300       45,709
Kyocera Corp.                                             1,400       95,274
Matsushita Electric Industrial Co. Ltd.                  13,000      153,997
Murata Manufacturing Co.                                  2,000      125,485
NGK Insulators Ltd.                                       3,000       24,313
Nintendo Co.                                                800      123,394
Pioneer Electronic Corp.                                  2,200       42,237
Ricoh Co. Ltd.                                            6,000       99,996
Sanyo Electric Co.                                       15,000       71,566
Sharp Corp.                                               8,000       82,742
Sony Corp.                                                6,000      226,952
Sumitomo Electric Industries Ltd.                         6,000       50,880
Taiyo Yuden Co. Ltd.                                      1,000       13,529
TDK Corp.                                                 1,200       53,331
                                                                 ------------
                                                                   1,565,224
                                                                 ------------
ENERGY  (0.3%)
Japan Energy Corp.                                       14,000       23,676
Nippon Oil Co. Ltd.                                      14,000       74,572
TonenGeneral Sekiyu K.K.                                  5,000       40,194
                                                                 ------------
                                                                     138,442
                                                                 ------------
ENGINEERING  (0.0%)
Mitsui Engineering & Shipbuilding Co. Ltd.(b)             2,000        2,565
ENTERTAINMENT  (0.0%)
Namco Ltd.                                                  100        1,830
FINANCIAL SERVICES  (1.5%)
Acom Co. Ltd.                                               500       41,747
Aiful Corp.                                                 300       23,528
Credit Saison Co.                                         1,700       40,693
Daiwa Securities Ltd.                                    11,000       71,892
Itochu Techno-Science Corp.                                 300       20,293
Nikko Securities Co. Ltd.                                11,000       59,401

                                                      SHARES
                                                        OR
                                                     PRINCIPAL      MARKET
                                                      AMOUNT        VALUE
COMMON STOCK  (CONTINUED)
-------------------------------------------------------------------------------
JAPAN  (CONTINUED)
FINANCIAL SERVICES  (CONTINUED)
Nomura Securities Co.                                    13,000  $   170,990
Orix Corp.                                                  800       69,997
Promise Co. Ltd.                                            800       51,763
Takefuji Corp.                                              480       39,842
The Sumitomo Trust & Banking Co. Ltd.                     9,000       50,145
                                                                 ------------
                                                                     640,291
                                                                 ------------
FOOD PRODUCTS  (0.2%)
Japan Tobacco, Inc.                                           2       13,071
Meiji Seika Kaisha Ltd.                                   6,000       28,773
Nippon Meat Packers, Inc.                                 3,000       27,327
                                                                 ------------
                                                                      69,171
                                                                 ------------
HEALTHCARE  (0.1%)
Terumo Corp.                                              2,400       39,704
                                                                 ------------
HOUSEHOLD PRODUCTS  (0.4%)
Kao Corp.                                                 5,000      118,459
Shiseido Co. Ltd.                                         5,000       49,467
Toto Ltd.                                                 1,000        4,983
                                                                 ------------
                                                                     172,909
                                                                 ------------
IMPORTS/EXPORTS  (0.4%)
Itochu Corp.                                              5,000       14,664
Marubenii Corp.(b)                                       15,000       16,666
Mitsubishi Corp.                                          6,000       45,979
Mitsui & Co. Ltd.                                        12,000       70,781
Sumitomo Corp.                                            1,000        5,849
                                                                 ------------
                                                                     153,939
                                                                 ------------
INDUSTRIAL  (0.8%)
Ebara Corp.                                               3,000       20,587
Fanuc Co. Ltd.                                            1,200       49,998
JGC Corp.                                                 3,000       21,323
Kawasaki Heavy Industries Ltd.(b)                        13,000       13,382
Kawasaki Steel Corp.                                      4,000        4,019
Kubota Corp.                                              2,000        6,340
Minebea Co. Ltd.                                          4,000       20,783
Mitsubishi Heavy Industries Ltd.                         27,000       90,879
Nippon Steel Corp.                                       57,000       76,369
SMC Corp.                                                   600       51,714
                                                                 ------------
                                                                     355,394
                                                                 ------------
INSURANCE  (0.5%)
Mitsui Sumito Insurance Co.                              12,000       66,664
The Tokyo Marine & Fire Insurance Co. Ltd.               10,000       81,778
Yasuda Fire & Marine Insurance Co. Ltd.                   8,000       57,449
                                                                 ------------
                                                                     205,891
                                                                 ------------
MANUFACTURING  (0.1%)
Ishikawajima-Harima Heavy
Industries Co. Ltd.                                      15,000       27,695
                                                                 ------------
METALS & MINING  (0.1%)
Dowa Mining Co. Ltd.                                      3,000       11,299
Mitsui Mining & Smelting Co. Ltd.                        10,000       30,064
Sumitomo Metal & Mining Corp.                             1,000        3,268
                                                                 ------------
                                                                      44,631
                                                                 ------------
MULTI-MEDIA  (0.0%)
Tokyo Broadcasting System, Inc.                           1,000       16,748
                                                                 ------------


                                    continued
                                                        N A T I O N W I D E   31

STATEMENT OF INVESTMENTS NATIONWIDE(R) INTERNATIONAL INDEX FUND CONTINUED
--------------------------------------------------------------------------------
                                OCTOBER 31, 2001

                                                      SHARES
                                                        OR
                                                     PRINCIPAL      MARKET
                                                      AMOUNT        VALUE
COMMON STOCK  (CONTINUED)
-------------------------------------------------------------------------------
JAPAN  (CONTINUED)
PAPER PRODUCTS  (0.1%)
Nippon Unipac Holding                                         6  $    29,901
Oji Paper Ltd.                                            6,000       29,313
                                                                 ------------
                                                                      59,214
                                                                 ------------
PHARMACEUTICALS  (1.8%)
Banyu Pharmaceutical Co. Ltd.                             2,000       38,887
Chugai Pharmaceutical Ltd.                                3,000       43,846
Daiichi Pharmaceuticals Co.                               3,000       70,463
Eisai Co.                                                 2,000       51,142
Fujisawa Pharmaceutical Co.                               2,000       48,037
Sankyo Co.                                                3,000       58,331
Shionogi & Co.                                            3,000       53,674
Taisho Pharmacuetical Co. Ltd.                            2,000       39,623
Takeda Chemical Industries Ltd.                           5,000      242,229
Yamanouchi Pharmaceutical Co. Ltd.                        3,000       88,967
                                                                 ------------
                                                                     735,199
                                                                 ------------
PHOTOGRAPHIC PRODUCTS  (0.4%)
Fuji Photo Film Ltd.                                      4,000      132,021
Konica Corp.                                              1,000        5,155
Nikon Corp.                                               3,000       23,063
                                                                 ------------
                                                                     160,239
                                                                 ------------
PRINTING & PUBLISHING  (0.2%)
Dai Nippon Printing Co. Ltd.                              7,000       74,572
Toppan Printing Co. Ltd.                                  2,000       18,610
                                                                      93,182
RAILROADS  (0.6%)
Central Japan Railway Co.                                     9       62,939
East Japan Railway Co.                                       20      116,499
Keihin Electric Express Railway Co. Ltd.                  4,000       17,058
Kinki Nippon Railway Co. Ltd.                             6,000       22,401
West Japan Railway Co.                                       11       60,300
                                                                 ------------
                                                                     279,197
                                                                 ------------
REAL ESTATE  (0.4%)
Mitsubishi Estate Co.                                     6,000       58,674
Mitsui Fudosan Co. Ltd.                                   7,000       71,084
Sumitomo Realty & Development Co. Ltd.                    4,000       27,188
                                                                 ------------
                                                                     156,946
                                                                 ------------
RESORTS/THEME PARKS  (0.1%)
Oriental Land Co. Ltd.                                      600       44,361
                                                                 ------------
RETAIL  (0.9%)
Aeon Co. Ltd.                                             2,000       42,890
Citizen Watch Co. Ltd.                                    1,000        5,269
FamilyMart Co. Ltd.                                         800       16,405
Ito Yokado Co.                                            3,000      132,348
Lawson, Inc.                                                500       17,605
Marui Co.                                                 4,000       54,148
Seven - Eleven Japan Co. Ltd.                             3,000      130,632
Takashimaya Co.                                           1,000        7,026
                                                                 ------------
                                                                     406,323
                                                                 ------------
SEMICONDUCTORS  (0.4%)
Advantest Corp.                                             800       41,175
Rohm Co.                                                    700       74,515
Tokyo Electron Ltd.                                       1,400       57,530
                                                                 ------------
                                                                     173,220
                                                                 ------------
                                                      SHARES
                                                        OR
                                                     PRINCIPAL      MARKET
                                                      AMOUNT        VALUE
COMMON STOCK  (CONTINUED)
-------------------------------------------------------------------------------
JAPAN  (CONTINUED)
TELECOMMUNICATIONS  (1.1%)
Matsushita Communication Industrial Co. Ltd.              1,000  $    28,103
Nippon Telegraph & Telephone Corp.                           20       82,350
NTT Docomo, Inc.                                             26      352,599
Oki Electric Industry Co. Ltd.                            6,000       21,176
                                                                 ------------
                                                                     484,228
                                                                 ------------
TEXTILE PRODUCTS  (0.1%)
Teijin Ltd.                                              10,000       39,623
                                                                 ------------
TIRE & RUBBER  (0.1%)
Bridgestone Corp.                                         6,000       56,566
                                                                 ------------
TOYS  (0.0%)
Sega Corp.(b)                                               800       15,588
                                                                 ------------
TRANSPORTATION  (0.2%)
Mitsui O.S.K. Lines Ltd.                                  8,000       19,280
Seino Transportation Co. Ltd.                             1,000        4,926
Tokyo Corp.                                              10,000       45,096
                                                                 ------------
                                                                      69,302
                                                                 ------------
UTILITIES  (1.6%)
Chubu Electric Power Co., Inc.                            5,500      118,398
Kansai Electric Power, Inc.                               4,100       67,828
Kyushu Electric Power Co., Inc.                           1,800       32,646
Mitsubishi Electric Co.                                  17,000       61,109
Osaka Gas Co. Ltd.                                        7,000       21,159
Tohoku Electric Power Co. Ltd.                            3,000       52,816
Tokyo Electric Power Co. Ltd.                             9,700      240,905
Tokyo Gas Ltd.                                           26,000       80,928
                                                                 ------------
                                                                     675,789
                                                                 ------------
                                                                   9,700,067
                                                                 ------------
-------------------------------------------------------------------------------
NETHERLANDS  (5.8%)
BANKS  (0.3%)
ABN Amro Holding NV                                       9,487      144,917
                                                                 ------------
BIOTECHNOLOGY  (0.1%)
Qiagen NV(b)                                              1,625       29,418
                                                                 ------------
BUSINESS SERVICES  (0.0%)
Vedior NV                                                 1,223       11,235
                                                                 ------------
CHEMICALS  (0.2%)
Akzo Nobel NV                                             1,662       68,184
                                                                 ------------
COMPUTER SERVICE  (0.0%)
Getronics NV                                              4,935       13,157
                                                                 ------------
DIVERSIFIED  (0.1%)
Hagemeyer NV                                              2,007       28,741
IHC Caland NV                                               570       28,467
                                                                 ------------
                                                                      57,208
                                                                 ------------
ELECTRONICS & ELECTRICAL EQUIPMENT  (0.8%)
Koninklijke Ahold NV                                      4,091      115,181
                                                                 ------------
Philips Electronics NV                                    9,152      208,051
                                                                 ------------
                                                                     323,232
                                                                 ------------
ENERGY  (1.8%)
Royal Dutch Petroleum Co.                                14,441      734,867
                                                                 ------------
FINANCIAL SERVICES  (0.6%)
ING Groep NV                                             10,986      274,084
                                                                 ------------


                                    continued
32   N A T I O N W I D E

STATEMENT OF INVESTMENTS NATIONWIDE(R) INTERNATIONAL INDEX FUND CONTINUED
--------------------------------------------------------------------------------
                                OCTOBER 31, 2001

                                                      SHARES
                                                        OR
                                                     PRINCIPAL      MARKET
                                                      AMOUNT        VALUE
COMMON STOCK  (CONTINUED)
-------------------------------------------------------------------------------
NETHERLANDS  (CONTINUED)
FOOD PRODUCTS  (0.7%)
Heineken NV                                               1,025  $    37,712
Koninklijke Numico NV                                     1,845       48,190
Unilever NV CVA                                           3,634      190,490
                                                                 ------------
                                                                     276,392
                                                                 ------------
INSURANCE  (0.3%)
Aegon NV                                                  5,723      143,811
                                                                 ------------
MANUFACTURING  (0.0%)
Koninklijke Luchtvaart Maatschappij NV                       10           94
                                                                 ------------
OFFICE EQUIPMENT & SUPPLIES  (0.0%)
Buhrmann NV                                               2,427       15,323
                                                                 ------------
PRINTING & PUBLISHING  (0.4%)
Elsevier NV                                               6,271       72,917
Oce NV                                                       22          169
VNU NV                                                    2,112       61,631
Wolters Kluwer CVA                                        2,722       57,172
                                                                 ------------
                                                                     191,889
                                                                 ------------
RETAIL  (0.0%)
Vendex NV                                                 1,603       12,055
                                                                 ------------
SEMICONDUCTORS  (0.3%)
ASML Holding NV(b)                                        3,814       54,962
STMicroelectronics NV                                     3,356       94,911
                                                                 ------------
                                                                     149,873
                                                                 ------------
TELECOMMUNICATIONS  (0.1%)
KPN NV(b)                                                 8,908       34,499
                                                                 ------------
TRANSPORTATION  (0.1%)
TPG NV                                                    1,696       33,178
                                                                   2,513,416
                                                                 ------------
-------------------------------------------------------------------------------
NEW ZEALAND  (0.1%)
BUILDING & CONSTRUCTION  (0.0%)
Fletcher Building Ltd.                                      149          166
                                                                 ------------
HEALTHCARE  (0.0%)
Fisher & Paykel Industries Ltd.                             227        1,336
                                                                 ------------
PAPER PRODUCTS  (0.0%)
Carter Holt Harvey Ltd.                                     466          275
                                                                 ------------
TELECOMMUNICATIONS  (0.1%)
Telecom Corp of New Zealand Ltd.                         22,757       43,505
                                                                 ------------
                                                                      45,282
                                                                 ------------
-------------------------------------------------------------------------------
NORWAY  (0.4%)
BANKS  (0.0%)
DnB Holding ASA                                           4,439       16,793
                                                                 ------------
BUILDING & CONSTRUCTION  (0.0%)
Kvaerner ASA(b)                                             800          973
                                                                 ------------
COMPUTER HARDWARE  (0.0%)
Opticom ASA(b)                                              460       15,124
                                                                 ------------
FOOD PRODUCTS  (0.1%)
Orkla ASA                                                 2,037       33,944
                                                                 ------------

                                                      SHARES
                                                        OR
                                                     PRINCIPAL      MARKET
                                                      AMOUNT        VALUE
COMMON STOCK  (CONTINUED)
-------------------------------------------------------------------------------
NORWAY  (CONTINUED)
INDUSTRIAL  (0.3%)
Norsk Hydro AS                                            1,624  $    61,987
Tomra Systems ASA                                         2,185       21,773
                                                                 ------------
                                                                      83,760
                                                                 ------------
INSURANCE  (0.0%)
Storebrand ASA                                              600        2,952
                                                                 ------------
METALS  (0.0%)
Elkem ASA                                                     6           98
                                                                 ------------
OIL & GAS  (0.0%)
Statoil ASA(b)                                              600        4,155
                                                                 ------------
PAPER PRODUCTS  (0.0%)
Norske Skogsindustrier ASA                                  200        3,130
                                                                 ------------
TELECOMMUNICATIONS  (0.0%)
Tandberg ASA(b)                                             803       14,421
Telenor ASA                                               1,000        3,862
                                                                 ------------
                                                                      18,283
                                                                 ------------
                                                                     179,212
                                                                 ------------
-------------------------------------------------------------------------------
PORTUGAL  (0.4%)
AUTOMOTIVE  (0.1%)
Brisa-Auto Estradas SA                                    3,298       29,407
                                                                 ------------
BANKS  (0.1%)
Banco Commercial Portuguese SA(b)                         7,543       29,892
Banco Espirito Santo SA                                     257        3,171
                                                                 ------------
                                                                      33,063
                                                                 ------------
FINANCIAL SERVICES  (0.0%)
BPI-SGPS SA                                                 128          277
                                                                 ------------
FOOD PRODUCTS  (0.0%)
Jeronimo Martins SGPS SA(b)                                  17          114
                                                                 ------------
INDUSTRIAL  (0.0%)
Sonae SGPS SA                                               291          194
                                                                 ------------
MANUFACTURING  (0.0%)
Cimentos de Portugal SA                                      36          600
                                                                 ------------
TELECOMMUNICATIONS  (0.1%)
Portugal Telecom SA(b)                                    9,601       76,096
                                                                 ------------
UTILITIES  (0.1%)
Electricidade de Portugal SA                             11,791       28,355
                                                                 ------------
                                                                     168,106
                                                                 ------------
-------------------------------------------------------------------------------
SINGAPORE  (0.7%)
AEROSPACE/DEFENSE  (0.0%)
Singapore Tech Engineering Ltd.                          15,000       16,939
                                                                 ------------
AIRLINES  (0.1%)
Singapore Airlines Ltd.                                   7,000       32,424
                                                                 ------------
BANKS  (0.6%)
Development Bank of Singapore Ltd.                       10,000       57,010
Oversea-Chinese Banking Corp. Ltd.                       12,000       69,070
United Overseas Bank Ltd.                                13,000       72,688
                                                                 ------------
                                                                     198,768
                                                                 ------------


                                    continued
                                                        N A T I O N W I D E   33

STATEMENT OF INVESTMENTS NATIONWIDE(R) INTERNATIONAL INDEX FUND CONTINUED
--------------------------------------------------------------------------------
                                OCTOBER 31, 2001

                                                      SHARES
                                                        OR
                                                     PRINCIPAL      MARKET
                                                      AMOUNT        VALUE
COMMON STOCK  (CONTINUED)
-------------------------------------------------------------------------------
SINGAPORE  (CONTINUED)
DIVERSIFIED  (0.0%)
Keppel Corp.                                              2,000  $     3,464
                                                                 ------------
FINANCIAL SERVICES  (0.0%)
Creative Technology Ltd.                                    250        1,494
                                                                 ------------
MANUFACTURING  (0.0%)
Venture Manufacturing (Singapore) Ltd.                    3,000       15,870
                                                                 ------------
REAL ESTATE  (0.0%)
Capitaland Ltd.                                           1,000          756
City Developments Ltd.                                    8,000       18,156
                                                                 ------------
                                                                      18,912
                                                                 ------------
SEMICONDUCTORS  (0.0%)
Chartered Semiconductor
Manufacturing Ltd.(b)                                     1,000        1,919
                                                                 ------------
TELECOMMUNICATIONS  (0.0%)
Datacraft Asia Ltd.                                       4,000       12,960
Singapore Telecommunications Ltd.                         1,000          948
                                                                 ------------
                                                                      13,908
                                                                 ------------
                                                                     303,698
                                                                 ------------
-------------------------------------------------------------------------------
SPAIN  (3.0%)
BANKS  (1.1%)
Banco Bilbao Vizcaya Argentaria SA                       21,482      240,497
Banco Santander Central Hispano SA                       27,699      213,301
                                                                 ------------
                                                                     453,798
                                                                 ------------
BUILDING & CONSTRUCTION  (0.0%)
ACS, Actividades de Construccion y
Servicios SA                                                 14          337
Fomento De Construcciones Y Contrates SA                     33          712
                                                                 ------------
                                                                       1,049
                                                                 ------------
COMPUTER SOFTWARE/SERVICES  (0.1%)
Terra Networks SA(b)                                      4,919       32,120
                                                                 ------------
ENERGY  (0.3%)
Repsol SA                                                 7,558      109,596
                                                                 ------------
ENGINEERING  (0.1%)
Grupo Dragados SA                                         2,743       33,327
                                                                 ------------
FOOD PRODUCTS  (0.1%)
Altadis SA                                                3,342       54,933
Telepizza SA(b)                                              47           81
                                                                 ------------
                                                                      55,014
                                                                 ------------
INSURANCE  (0.0%)
Corporacion Mapfre SA                                        45          246
                                                                 ------------
METALS & MINING  (0.0%)
Acerinox SA                                                 487       15,260
                                                                 ------------
PHARMACEUTICALS  (0.0%)
Zeltia SA(b)                                              1,461       11,988
                                                                 ------------
RAILROADS  (0.0%)
Autopistas, Concesionaria Espanola SA                        87          801
                                                                 ------------
TELECOMMUNICATIONS  (0.8%)
Telefonica SA(b)                                         28,161      338,352
                                                                 ------------

                                                      SHARES
                                                        OR
                                                     PRINCIPAL      MARKET
                                                      AMOUNT         VALUE
COMMON STOCK  (CONTINUED)
-------------------------------------------------------------------------------
SPAIN  (CONTINUED)
TRAVEL  (0.0%)
Amadeus Global Travel Distribution SA                     2,042  $    11,053
                                                                 ------------
UTILITIES  (0.5%)
Endesa SA                                                 5,514       84,427
Gas Natural SA                                              249        4,474
Iberdrola SA                                              6,789       93,370
Union Electrica Fenosa SA                                 3,284       48,833
                                                                 ------------
                                                                     231,104
                                                                 ------------
                                                                   1,293,708
                                                                 ------------
-------------------------------------------------------------------------------
SWEDEN  (2.0%)
AUTOMOTIVE  (0.0%)
Volvo AB Class B                                            724       10,076
                                                                 ------------
BANKS  (0.4%)
Nordea AB                                                13,424       59,453
Skandiaviska Enskilda Banken AB                           6,232       47,759
Svenska Handelsbanken AB                                  5,739       70,963
                                                                 ------------
                                                                     178,175
                                                                 ------------
BUILDING & CONSTRUCTION  (0.1%)
Assa Abloy AB                                             2,467       28,185
Skanska AB                                                2,075       11,122
                                                                 ------------
                                                                      39,307
                                                                 ------------
COMMERCIAL SERVICES  (0.1%)
Securitas AB                                              3,066       51,173
                                                                 ------------
HOUSEHOLD PRODUCTS  (0.1%)
Electrolux AB                                             3,915       47,121
                                                                 ------------
INDUSTRIAL  (0.2%)
Atlas Copca AB                                            1,681       34,300
Sandvik AB                                                2,765       58,499
                                                                 ------------
                                                                      92,799
                                                                 ------------
INSURANCE  (0.1%)
Skandia Forsakrings AB                                    6,510       39,177
                                                                 ------------
METALS  (0.0%)
S.K.F. AB                                                 1,045       17,589
                                                                 ------------
PAPER PRODUCTS  (0.2%)
AssiDoman AB                                              1,182       30,120
Svenska Cellusoa AB (SCA) B Shares                        1,630       36,938
                                                                 ------------
                                                                      67,058
                                                                 ------------
RETAIL  (0.1%)
Hennes & Mauritz AB                                       2,770       48,577
                                                                 ------------
TELECOMMUNICATIONS  (0.7%)
Ericsson SA                                              47,788      207,601
Tele2 AB(b)                                               1,102       34,040
Telia AB                                                  7,360       32,320
                                                                 ------------
                                                                     273,961
                                                                 ------------
TOBACCO  (0.0%)
Swedish Match AB                                          2,813       14,548
                                                                 ------------
                                                                     879,561
                                                                 ------------
-------------------------------------------------------------------------------
SWITZERLAND  (6.7%)
AEROSPACE/DEFENSE  (0.0%)
Unaxis Holdings AG                                            4          343
                                                                 ------------


                                    continued
34   N A T I O N W I D E

STATEMENT OF INVESTMENTS NATIONWIDE(R) INTERNATIONAL INDEX FUND CONTINUED
--------------------------------------------------------------------------------
                                OCTOBER 31, 2001

                                                      SHARES
                                                        OR
                                                     PRINCIPAL      MARKET
                                                      AMOUNT        VALUE
COMMON STOCK  (CONTINUED)
-------------------------------------------------------------------------------
SWITZERLAND  (CONTINUED)
BANKS  (0.6%)
Credit Suisse Group(b)                                    7,091  $   259,255
                                                                 ------------
BUILDING & CONSTRUCTION  (0.1%)
Holcim Ltd.                                                 312       60,093
                                                                 ------------
CHEMICALS  (0.4%)
Ciba Specialty Chemicals AG,
Registered                                                  808       52,205
Clariant AG                                               1,888       30,698
Lonza AG                                                     51       29,359
Syngenta AG(b)                                            1,203       61,517
                                                                 ------------
                                                                     173,779
                                                                 ------------
COMMERCIAL SERVICES  (0.1%)
Adecco SA                                                 1,065       47,156
SGS Societe Generale de Surveillance
Holdings SA                                                   1          154
                                                                 ------------
                                                                      47,310
                                                                 ------------
COMPUTERS  (0.0%)
Logitech International SA(b)                                  9          276
                                                                 ------------
ELECTRONICS & ELECTRICAL EQUIPMENT  (0.1%)
ABB Ltd.                                                  7,494       63,793
                                                                 ------------
FINANCIAL SERVICES  (0.2%)
Compagnie Financiere Richemont Class A                       40       79,614
                                                                 ------------
FOOD PRODUCTS  (1.3%)
Nestle SA                                                 2,817      584,833
                                                                 ------------
INSURANCE  (0.8%)
Swiss Re                                                  1,874      192,808
Zurich Financial Services AG                                642      147,046
                                                                 ------------
                                                                     339,854
                                                                 ------------
MANUFACTURING  (0.0%)
Sulzer AG                                                    15        1,791
                                                                 ------------
MEDICAL PRODUCTS  (0.0%)
Sulzer Medica AG                                             32          745
                                                                 ------------
METALS  (0.0%)
Sythes-Stratec, Inc.                                          6        3,939
                                                                 ------------
PHARMACEUTICALS  (2.9%)
Givaudan                                                    105       32,152
Novartis AG                                              20,587      770,965
Roche Holding AG                                             70        5,316
Roche Holding AG Genusscheine                             5,259      364,743
Serono SA                                                    66       52,181
                                                                 ------------
                                                                   1,225,357
                                                                 ------------
RETAIL  (0.0%)
Swatch Group AG(b)                                          103        7,979
Swatch Group AG Class B(b)                                   14          233
                                                                 ------------
                                                                       8,212
                                                                 ------------
TELECOMMUNICATIONS  (0.2%)
Ascom Holding AG                                              6           91
Kudelski SA(b)                                              332       18,756
Swisscom AG                                                 190       52,769
                                                                 ------------
                                                                      71,616
                                                                 ------------
                                                                   2,920,810
                                                                 ------------

                                                      SHARES
                                                        OR
                                                     PRINCIPAL      MARKET
                                                      AMOUNT        VALUE
COMMON STOCK  (CONTINUED)
-------------------------------------------------------------------------------
UNITED KINGDOM  (29.0%)
ADVERTISING  (0.1%)
Aegis Group PLC                                           2,422  $     2,976
WPP Group PLC                                             6,030       54,283
                                                                 ------------
                                                                      57,259
                                                                 ------------
AEROSPACE/DEFENSE  (0.1%)
British Aerospace PLC                                     7,557       36,652
                                                                 ------------
AIRLINES  (0.2%)
BAA PLC                                                   5,652       45,168
British Airways PLC                                       9,815       21,340
                                                                 ------------
                                                                      66,508
                                                                 ------------
AUTOMOTIVE  (0.1%)
GKN PLC                                                   2,302        8,888
Rolls-Royce PLC                                           9,589       20,848
                                                                 ------------
                                                                      29,736
                                                                 ------------
BANKS  (5.5%)
Abbey National PLC                                       11,283      167,782
Barclays PLC                                             11,912      357,909
HBOS PLC                                                 24,252      273,695
HSBC Holdings PLC                                        60,655      664,672
MAN Group PLC                                             2,920       47,052
Royal Bank of Scotland Group PLC                         18,270      437,613
UBS AG                                                    9,340      434,431
                                                                 ------------
                                                                   2,383,154
                                                                 ------------
BREWERY  (0.2%)
Bass PLC                                                  4,392       39,697
Scottish & Newcastle PLC                                  5,755       42,748
                                                                 ------------
                                                                      82,445
                                                                 ------------
BUILDING & CONSTRUCTION  (0.3%)
BPB PLC                                                   4,718       17,274
George Wimpey PLC                                           139          374
Hanson PLC                                                8,178       55,869
Kingfisher PLC                                            7,707       35,755
Pilkington PLC                                           17,134       24,856
RMC Group PLC                                               311        2,793
Taylor Woodrow PLC                                          178          375
                                                                 ------------
                                                                     137,296
                                                                 ------------
CHEMICALS  (0.2%)
BOC Group PLC                                             2,571       34,867
Imperial Chemical Industries PLC                          8,683       40,946
                                                                      75,813
COMMERCIAL SERVICES  (0.2%)
Brambles Industries PLC(b)                                2,471       12,389
Capita Group PLC                                          6,357       40,355
Chubb PLC                                                 1,574        3,193
Rentokil Initial PLC                                     14,177       50,926
                                                                 ------------
                                                                     106,863
                                                                 ------------
COMPUTER SOFTWARE/SERVICES  (0.4%)
CMG PLC                                                   7,474       23,288
Hays PLC                                                 18,565       43,941
Logica PLC                                                4,222       45,652
Mysis PLC                                                 5,120       19,285
The Sage Group PLC                                       11,571       35,423
                                                                 ------------
                                                                     167,589
                                                                 ------------


                                    continued
                                                        N A T I O N W I D E   35

STATEMENT OF INVESTMENTS NATIONWIDE(R) INTERNATIONAL INDEX FUND CONTINUED
--------------------------------------------------------------------------------
                                OCTOBER 31, 2001

                                                      SHARES
                                                        OR
                                                     PRINCIPAL      MARKET
                                                      AMOUNT        VALUE
COMMON STOCK  (CONTINUED)
-------------------------------------------------------------------------------
UNITED KINGDOM  (CONTINUED)
CONSUMER PRODUCTS  (0.2%)
Reckitt Benckiser PLC                                     5,233  $    73,136
                                                                 ------------
DIVERSIFIED  (0.1%)
Serco Group PLC                                           6,016       31,934
                                                                 ------------
ELECTRONICS & ELECTRICAL EQUIPMENT  (0.1%)
Electrocomponents PLC                                     3,450       22,754
Pace Micro Technology PLC                                 3,999       18,436
Spirent PLC                                               8,986       15,257
                                                                 ------------
                                                                      56,447
                                                                 ------------
ENERGY  (4.2%)
BG PLC                                                   21,386       81,409
BP Amoco PLC                                            154,406    1,247,401
BP PLC ADR                                                  100        4,834
Shell Transportation & Trading Co. PLC                   66,053      495,198
                                                                 ------------
                                                                   1,828,842
                                                                 ------------
ENGINEERING  (0.1%)
AMEC PLC                                                  2,756       16,523
Barratt Developments PLC                                  3,160       14,763
                                                                      31,286
ENTERTAINMENT  (0.4%)
British Sky Broadcasting Group PLC(b)                     4,243       47,514
Carlton Communications PLC                                8,092       22,448
EMI Group PLC                                             9,603       38,685
Hilton Group PLC                                         18,506       47,233
Rank Group PLC                                            6,365       17,495
                                                                 ------------
                                                                     173,375
                                                                 ------------
FINANCIAL SERVICES  (1.2%)
3I Group PLC                                              4,927       52,916
Amvescap PLC                                              6,486       77,348
Close Brothers Group PLC                                    318        3,353
Lloyds TSB Group PLC                                     37,279      375,441
Provident Financial PLC                                     447        4,105
                                                                 ------------
                                                                     513,163
                                                                 ------------
FOOD PRODUCTS  (2.1%)
British American Tobacco PLC                             10,645       92,810
Cadbury Schweppes PLC                                    17,232      107,197
Diageo PLC                                               22,230      222,264
Granada Compass PLC                                      28,194       53,099
J Sainsbury PLC                                           6,190       33,848
Safeway PLC                                              11,297       57,421
Tate & Lyle PLC                                           6,937       29,837
Tesco PLC                                                46,960      165,102
Unilever PLC                                             19,293      140,010
                                                                 ------------
                                                                     901,588
                                                                 ------------
HEALTHCARE  (1.4%)
AstraZeneca Group PLC                                    11,896      536,143
Celltech Group PLC(b)                                     2,814       36,730
Kidde PLC                                                   166          132
Smith & Nephew PLC                                        9,402       52,780
                                                                 ------------
                                                                     625,785
                                                                 ------------
HOTELS & LODGING  (0.1%)
P & O Princess Cruises PLC                                9,605       34,153
                                                                 ------------
IMPORTS/EXPORTS  (0.1%)
Wolseley PLC                                              6,984  $    45,351
                                                                 ------------

                                                      SHARES
                                                        OR
                                                     PRINCIPAL      MARKET
                                                      AMOUNT        VALUE
COMMON STOCK  (CONTINUED)
-------------------------------------------------------------------------------
UNITED KINGDOM  (CONTINUED)
INDUSTRIAL  (0.2%)
BBA Group PLC                                             6,946       22,148
FKI PLC                                                   7,202       16,051
IMI PLC                                                      78          250
Invensys PLC                                              1,908        1,755
Smiths Industries PLC                                     6,089       60,172
                                                                 ------------
                                                                     100,376
                                                                 ------------
INSURANCE  (1.1%)
CGNU PLC                                                 14,363      171,806
Legal & General Group PLC                                47,097      103,254
Prudential PLC                                           12,309      128,709
Royal & Sun Alliance Insurance Group PLC                 14,163       77,240
                                                                 ------------
                                                                     481,009
                                                                 ------------
INVESTMENT COMPANY  (0.0%)
Schroders PLC                                                82          854
                                                                 ------------
MEDICAL PRODUCTS  (0.1%)
Amersham PLC                                              6,693       59,035
SSL International PLC                                       444        3,364
                                                                 ------------
                                                                      62,399
                                                                 ------------
METALS & MINING  (0.5%)
BHP Billiton PLC                                         19,216       81,463
Corus Group PLC                                             770          619
Johnson Matthey PLC                                       2,358       30,846
Rio Tinto PLC                                             7,029      113,979
                                                                 ------------
                                                                     226,907
                                                                 ------------
PAPER PRODUCTS  (0.1%)
Bunzl PLC                                                 3,779       23,605
Rexam PLC                                                 6,050       32,005
                                                                 ------------
                                                                      55,610
                                                                 ------------
PHARMACEUTICALS  (2.9%)
Boots Co. PLC                                             8,535       75,220
Glaxosmithkline PLC                                      43,163    1,160,664
                                                                 ------------
                                                                   1,235,884
                                                                 ------------
PRINTING & PUBLISHING  (0.6%)
Daily Mail & General Trust                                   70          660
Pearson PLC                                               7,515       90,220
Reed International PLC                                    8,101       66,329
Reuters Group PLC                                         9,537       90,362
United Business Media PLC                                 4,997       31,830
                                                                 ------------
                                                                     279,401
                                                                 ------------
RAILROADS  (0.0%)
FirstGroup PLC                                              699        2,956
Railtrack Group PLC                                         792            0
                                                                 ------------
                                                                       2,956
                                                                 ------------
REAL ESTATE  (0.3%)
British Land Co. PLC                                      6,780       43,903
Canary Wharf Group PLC(b)                                 4,875       31,603
Land Securities PLC                                       5,157       62,024
Slough Estates PLC                                           54          272
                                                                 ------------
                                                                     137,802
                                                                 ------------
RESTAURANTS  (0.2%)
Compass Group PLC                                        14,100      102,273
                                                                 ------------


                                    continued
36   N A T I O N W I D E

STATEMENT OF INVESTMENTS NATIONWIDE(R) INTERNATIONAL INDEX FUND CONTINUED
--------------------------------------------------------------------------------
                                OCTOBER 31, 2001

                                                      SHARES
                                                        OR
                                                     PRINCIPAL      MARKET
                                                      AMOUNT        VALUE
COMMON STOCK  (CONTINUED)
-------------------------------------------------------------------------------
UNITED KINGDOM  (CONTINUED)
RETAIL  (0.6%)
Dixons Group PLC                                         18,633  $    56,839
Great Universal Stores PLC                                4,328       30,496
Marks & Spencer PLC                                      25,824      108,162
Next PLC                                                  3,559       45,056
                                                                 ------------
                                                                     240,553
                                                                 ------------
SEMICONDUCTORS  (0.1%)
Arm Holdings PLC(b)                                       9,395       47,309
                                                                 ------------
TELECOMMUNICATIONS  (3.4%)
British Telecommunications PLC                           57,564      290,495
Cable & Wireless PLC                                     22,439      101,490
Marconin PLC                                              1,145          481
Vodafone Group PLC                                      471,573    1,090,445
                                                                 ------------
                                                                   1,482,911
                                                                 ------------
TOBACCO  (0.2%)
Imperial Tobacco Group PLC                                5,406       67,417
                                                                 ------------
TRANSPORTATION  (0.2%)
Airtours PLC                                              8,418       22,771
Associated British Ports Holdings PLC                       637        3,907
Exel PLC                                                  4,167       41,391
Peninsular & Oriental Steam Navigation Co.                3,302        9,964
Stagecoach Group PLC                                      2,112        1,643
                                                                 ------------
                                                                      79,676
                                                                 ------------
UTILITIES  (1.2%)
AWG PLC                                                     492        4,089
Centrica PLC                                             24,175       77,084
International Power PLC(b)                               14,605       46,835
Lattice Group PLC                                        33,154       74,615
National Grid Group PLC                                  11,770       83,404
Scottish & Southern Energy PLC                            6,747       64,319
Scottish Power PLC                                       10,467       59,900
Severn Trent PLC                                          4,468       46,070
United Utilities PLC                                      6,329       57,021
                                                                 ------------
                                                                     513,337
                                                                 ------------
                                                                  12,575,049
                                                                 ------------
TOTAL COMMON STOCK                                                43,169,840
                                                                 ------------
PREFERRED STOCK  (0.1%)
-------------------------------------------------------------------------------
AUSTRALIA (0.1%)
MULTI-MEDIA  (0.1%)
The News Corp. Ltd.                                      10,293       61,173
                                                                 ------------
-------------------------------------------------------------------------------
GERMANY (0.0%)
UTILITIES (0.0%)
RWE AG                                                       23          684
                                                                 ------------
TOTAL PREFERRED STOCK                                                 61,857
                                                                 ------------
RIGHT  (0.0%)
-------------------------------------------------------------------------------
AUSTRALIA  (0.0%)
INSURANCE  (0.0%)
QBE Insurance Group Ltd. Rights                           1,296          935
                                                                 ------------
-------------------------------------------------------------------------------
SWITZERLAND (0.0%)
INSURANCE (0.0%)
Swiss Reinsurance Rights                                  2,105            0
                                                                 ------------

                                                      SHARES
                                                        OR
                                                     PRINCIPAL      MARKET
                                                      AMOUNT        VALUE
RIGHT  (CONTINUED)
TOTAL RIGHT                                                      $       935
                                                                 ------------
U.S. GOVERNMENT OBLIGATION (0.6%)
-------------------------------------------------------------------------------
U.S. TREASURY BILL (0.6%)
3.33%, 11/23/01(c)                                  $   250,000      249,642
                                                                 ------------
TOTAL U.S. GOVERNMENT OBLIGATIONS                                    249,642
                                                                 ------------
REPURCHASE AGREEMENT  (22.7%)
Fifth Third Bank, 2.36%, 11/01/01
(Fully collateralized by FNMA)                        9,836,605    9,836,605
                                                                 ------------
TOTAL REPURCHASE AGREEMENT                                         9,836,605
                                                                 ------------
TOTAL INVESTMENTS (Cost $54,577,434)(a) - (123.0%)                53,318,879
LIABILITIES IN EXCESS OF OTHER ASSETS - (-23.0%)                  (9,960,663)
                                                                 ------------
NET ASSETS - (100.0%)                                            $43,358,216
                                                                 ============
-------------------------------------------------------------------------------

(A) REPRESENTS COST FOR FINANCIAL REPORTING PURPOSES AND DIFFERS FROM COST BASIS FOR FEDERAL INCOME TAX PURPOSES BY THE AMOUNT OF LOSSES RECOGNIZED FOR FINANCIAL REPORTING IN EXCESS OF FEDERAL INCOME TAX REPORTING OF $257,289 AND BY THE AMOUNT OF MARK TO MARKET ADJUSTMENT FOR PASSIVE FOREIGN INVESTMENT COMPANIES OF $1,234. COST FOR FEDERAL INCOME TAX PURPOSES DIFFERS FROM VALUE BY NET UNREALIZED DEPRECIATION OF SECURITIES AS FOLLOWS:
     UNREALIZED APPRECIATION         $   224,454
     UNREALIZED DEPRECIATION          (1,741,532)
                                     -----------
     NET UNREALIZED DEPRECIATION     $(1,517,078)
                                     ===========

(B)  DENOTES  A  NON-INCOME  PRODUCING  SECURITY.
(C)  PLEDGED  AS  COLLATERAL  FOR  FUTURES.

ADR     American Depository Receipt
FNMA    Federal National Mortgage Association

AT OCTOBER 31, 2001, THE FUND'S FORWARD CURRENCY CONTRACTS WERE AS FOLLOWS:

                                                               UNREALIZED
                          DELIVERY    CONTRACT     MARKET     APPRECIATION
CURRENCY                    DATE       VALUE       VALUE     (DEPRECIATION)
----------------------------------------------------------------------------
SHORT
BRITISH POUND              11/28/01  $  272,000  $  276,433  $       (4,433)
EURO                       11/28/01     417,000     419,130          (2,130)
JAPANESE YEN               11/28/01     137,000     136,944              56
SWISS FRANC                11/28/01      90,000      91,222          (1,222)
                         ----------  ----------  ----------  ---------------
  TOTAL SHORT CONTRACTS              $  916,000  $  923,729  $       (7,729)
                                     ==========  ==========  ===============
LONG
BRITISH POUND              11/28/01  $  419,054  $  421,609  $        2,555
EURO                       11/28/01     712,480     709,623          (2,857)
JAPANESE YEN               11/28/01     344,109     340,562          (3,547)
SWISS FRANC                11/28/01      92,000      92,146             146
                         ----------  ----------  ----------  ---------------
  TOTAL LONG CONTRACTS               $1,567,643  $1,563,940  $       (3,703)
                                     ==========  ==========  ===============

AT OCTOBER 31, 2001, THE FUND'S OPEN LONG FUTURES CONTRACTS WERE AS FOLLOWS:

                                                                        UNREALIZED
                                                       MARKET VALUE    APPRECIATION
           NUMBER OF          LONG                      COVERED BY    (DEPRECIATION)
           CONTRACTS       CONTRACTS       EXPIRATION    CONTRACT       AT 10/31/01
-------------------------------------------------------------------------------------
FUTURES:
AUSTRALIA      2          SPI 200 INDEX      12/31/01  $      81,770  $       (1,037)
EUROPE        13       DJ EURO STOXX 50      12/21/01        407,578         (14,905)
JAPAN          2            TOPIX INDEX      12/17/01        172,624          (6,403)
UK             4         FTSE 100 INDEX      12/21/01        292,899          (6,497)
                                                       -------------  ---------------
                                                       $     954,871  $      (28,842)
                                                       =============  ===============

SEE NOTES TO FINANCIAL STATEMENTS.


                                                        N A T I O N W I D E   37

NATIONWIDE(R) MUTUAL FUNDS
--------------------------------------------------------------------------------
NATIONWIDE BOND INDEX FUND

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

HOW DID THE FUND PERFORM AGAINST ITS BENCHMARK?

     For the fiscal year ended October 31, 2001, the Nationwide Bond Index Fund returned 15.28%(a) versus a return of 14.56% for the Lehman Brothers Aggregate Bond Index, its benchmark.

WHAT OVERALL MARKET FACTORS (MACROECONOMIC CONDITIONS, STYLE, SECTOR ALLOCATIONS AND CAPITALIZATION RANGES) CONTRIBUTED TO THE PORTFOLIO'S PERFORMANCE?

     The very weak economic environment in the United States was conducive to a significant decline in interest rates during the period, which produced outstanding investment returns for the last 12 months. The corporate sector benefited from longer duration and spread tightening, generating a 15.80% return. U.S. Government securities followed, with a return of 15.08%. Mortgage-backed securities lagged governments by 200 basis points, returning 13.08% as low duration and negative convexity offset their yield advantage.

     The U.S. government securities sector, comprising the Treasury subsector and the agency subsector, historically has had the highest representation in the index. However, this sector has been in steady decline relative to the mortgage sector and was overtaken during the year. The government sector declined from 38.3% to 34.2%, while the mortgage sector increased from 38.0% to 39.2%. Corporates currently comprise 26.6% of the index, up from 23.7% a year ago.

WHAT FACTORS CONTRIBUTED TO OR DETRACTED FROM PERFORMANCE?

     Factors that contribute to the performance of an index fund are always marginal. We achieve a marginal level of tracking error through strict adherence to the disciplined investment policies established for our approach to passive investing. This approach incorporates stratified sampling techniques, which minimize sector exposure variance between the Fund and the benchmark. Specifically, we attain neutral exposure to the major sectors of government securities, mortgage-backed securities and corporate securities. Thereafter, each major sector is managed at a finer level of detail. The government sector is analyzed and a shadow portfolio is constructed with nearly identical exposure to duration and partial duration. The mortgage portfolio seeks to achieve neutral exposure to coupon, term, age and agency. The corporate sector is managed similarly to the government sector, except that, in addition to duration and partial duration, industry and credit rating factors are considered.

(A) PERFORMANCE OF CLASS A SHARES WITHOUT SALES CHARGE AND ASSUMING ALL DISTRIBUTIONS ARE REINVESTED.
PORTFOLIO MANAGER: MERRILL LYNCH INVESTMENT MANAGEMENT - SUBADVISER

PORTFOLIO MARKET VALUE: $67,578,009

OCTOBER 31, 2001

AVERAGE ANNUAL TOTAL RETURN
(For Years Ended October 31, 2001)

YEARS                                    1     INCEPTION3
==========================================================
Class A                 w/o SC*        15.28%      11.46%
                          w/SC1         8.70%       7.93%
----------------------------------------------------------
Class B**               w/o SC*        14.41%      11.44%
                          w/SC2         9.41%       8.77%
----------------------------------------------------------
Institutional Class***                 15.71%      12.00%
----------------------------------------------------------

ALL FIGURES SHOWING THE EFFECT OF A SALES CHARGE REFLECT THE MAXIMUM CHARGE POSSIBLE, BECAUSE IT HAS THE MOST DRAMATIC EFFECT ON PERFORMANCE DATA.
*    THESE  RETURNS  DO  NOT  REFLECT  THE  EFFECTS  OF  SALES  CHARGES  (SC).
** THESE RETURNS INCLUDE PERFORMANCE BASED ON CLASS A SHARES, WHICH WAS ACHIEVED PRIOR TO THE CREATION OF CLASS B SHARES (10/12/01). THESE RETURNS HAVE BEEN RESTATED FOR SALES CHARGES BUT NOT FOR FEES APPLICABLE TO CLASS B SHARES, WHICH INCLUDE A 1.00% 12B-1 FEE. HAD CLASS B BEEN IN EXISTENCE FOR THE TIME PERIODS PRESENTED, THE PERFORMANCE OF CLASS B WOULD HAVE BEEN LOWER AS A RESULT OF THE ADDITIONAL EXPENSE.
***  NOT SUBJECT TO ANY SALES CHARGES.
1    A 5.75% FRONT-END SALES CHARGE WAS DEDUCTED.
2 A 5.00% MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) WAS DEDUCTED. THE CDSC DECLINES TO 0% AFTER 6 YEARS.
3    COMMENCED OPERATIONS ON DECEMBER 29, 1999.
INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.



            Class A  LB Aggregate Bond   CPI
12/29/1999    9,425             10,000  10,000
----------  -------  -----------------  ------
10/31/2000    9,983             10,782  10,339
----------  -------  -----------------  ------
10/31/2001   11,508             12,352  10,618
----------  -------  -----------------  ------





COMPARATIVE PERFORMANCE OF $10,000 INVESTED IN CLASS A SHARES OF THE NATIONWIDE BOND INDEX FUND, THE LEHMAN BROTHERS AGGREGATE BOND INDEX (LB AGGREGATE
BOND)(B), AND THE CONSUMER PRICE INDEX (CPI)(C) SINCE INCEPTION. UNLIKE THE FUND, THESE INDICES DO NOT REFLECT ANY FEES, EXPENSES, OR SALES CHARGES.
(B) THE LB AGGREGATE BOND CONSISTS OF INVESTMENT GRADE DEBT ISSUES THAT HAVE AT LEAST $100 MILLION PAR AMOUNT OUTSTANDING AND AT LEAST ONE YEAR TO FINAL MATURITY.
(c) THE CPI REPRESENTS CHANGES IN PRICES OF A BASKET OF GOODS AND SERVICES PURCHASED FOR CONSUMPTION BY URBAN HOUSEHOLDS.


38   N A T I O N W I D E

STATEMENT OF INVESTMENTS NATIONWIDE(R) BOND INDEX FUND
--------------------------------------------------------------------------------
                                OCTOBER 31, 2001

                                                      PRINCIPAL
                                                       AMOUNT         VALUE
U.S. GOVERNMENT SPONSORED AND AGENCY
OBLIGATIONS  (71.7%)
---------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION  (35.5%)
6.25%, 10/15/02                                      $   260,000  $    270,050
5.75%, 07/15/03                                        2,925,000     3,076,386
7.18%, 06/27/06                                           55,000        62,307
6.75%, 09/15/29                                          420,000       485,667
Gold, Pool #E00507, 7.50%, 09/01/12                       66,873        70,873
Gold, Pool #E81396, 7.00%, 10/01/15                      170,888       179,846
Gold, Pool #E84097, 6.50%, 12/01/15                      100,000       104,129
Gold, Pool #E82815, 6.00%, 03/01/16                      373,101       385,375
Gold, Pool #E83231, 6.00%, 04/01/16                      193,273       198,926
Gold, Pool #E84236, 6.50%, 06/01/16                      292,798       304,711
Gold, Pool #C00351, 8.00%, 07/01/24                       52,183        56,285
Gold, Pool #D60780, 8.00%, 06/01/25                       87,359        93,990
Gold, Pool #D82854, 7.00%, 10/01/27                      281,637       294,643
Gold, Pool #C00566, 7.50%, 12/01/27                      336,286       354,809
Gold, Pool #C00738, 5.50%, 02/01/29                      104,916       104,332
Gold, Pool #C24416, 8.50%, 02/01/29                       79,523        84,730
Gold, Pool #C37703, 7.50%, 04/01/30                      562,824       589,387
Gold, Pool #C44978, 7.00%, 11/01/30                      555,204       579,058
Gold, Pool #C47872, 6.50%, 02/01/31                      269,923       278,223
Gold, Pool #C50214, 6.50%, 04/01/31                      578,377       596,162
Gold, Pool #C50211, 6.50%, 04/01/31                      484,608       499,510
Gold, Pool #C51466, 6.50%, 05/01/31                       59,218        61,039
Gold, Pool #C52940, 6.00%, 06/01/31                      298,857       303,305
Gold, Pool #C01209, 8.00%, 06/01/31                      302,227       319,677
Gold, Pool #C55455, 6.00%, 07/01/31                      397,902       403,498
Gold, TBA, 6.00%, 11/01/16                               975,000     1,002,422
Gold, TBA, 6.50%, 11/01/16                               400,000       415,875
Gold, TBA, 7.50%, 11/01/16                               100,000       105,250
Gold, TBA, 7.00%, 11/01/31                             2,350,000     2,446,938
Gold, TBA, 7.50%, 11/01/31                               800,000       837,250
Gold, TBA, 7.00%, 11/01/31                               200,000       211,375
TBA, 7.00%, 11/01/16                                     300,000       314,156
TBA, 6.00%, 11/01/31                                   1,350,000     1,367,296
TBA, 6.50%, 11/01/31                                   3,180,000     3,273,413
                                                                  -------------
                                                                    19,730,893
                                                                  -------------
---------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION  (9.5%)
5.45%, 10/10/03                                           10,000        10,526
6.85%, 04/05/04                                           10,000        10,917
3.50%, 09/15/04                                        1,340,000     1,351,639
7.13%, 03/15/07                                          910,000     1,041,675
5.75%, 02/15/08                                        1,335,000     1,436,681
6.63%, 11/15/10                                        1,255,000     1,419,411
                                                                  -------------
                                                                     5,270,849
                                                                  -------------
---------------------------------------------------------------------------------
FINANCING CORPORATION  (0.1%)
9.80%, 11/30/17                                           30,000        43,926
                                                                  -------------
---------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION  (7.2%)
Pool #279461, 9.00%, 11/15/19                             48,918        53,769
Pool #780678, 6.50%, 11/15/27                            138,644       143,469
Pool #457801, 7.00%. 08/15/28                            303,538       317,403
Pool #490258, 6.50%, 02/15/29                            274,588       283,836
Pool #536334, 7.50%, 10/15/30                             99,990       105,178
Pool #528589, 6.50%, 03/15/31                            297,539       307,618
Pool #485879, 7.00%, 08/15/31                            399,197       416,911
TBA, 7.50%, 11/01/31                                     600,000       630,750

                                                      PRINCIPAL
                                                       AMOUNT         VALUE
U.S. GOVERNMENT SPONSORED AND AGENCY
OBLIGATIONS  (CONTINUED)
---------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION  (CONTINUED)
TBA, 8.00%, 11/01/31                                 $   700,000  $    740,907
TBA, 6.00%, 11/01/31                                     300,000       304,875
TBA, 6.50%, 11/01/31                                     300,000       309,750
TBA, 7.00%, 11/01/31                                     350,000       365,094
                                                                  -------------
                                                                     3,979,560
                                                                  -------------
---------------------------------------------------------------------------------
TENNESSEE VALLEY AUTHORITY  (0.2%)
6.25%, 12/15/17                                           85,000        91,134
                                                                  -------------
---------------------------------------------------------------------------------
U.S. TREASURY BONDS  (8.5%)
8.75%, 11/15/08                                           35,000        39,115
8.75%, 05/15/17                                          930,000     1,315,586
8.50%, 02/15/20                                        1,185,000     1,676,960
6.25%, 08/15/23                                           55,000        63,289
6.38%, 08/15/27                                        1,370,000     1,622,058
                                                                  -------------
                                                                     4,717,008
                                                                  -------------
---------------------------------------------------------------------------------
U.S. TREASURY NOTES  (10.7%)
6.50%, 05/31/02                                          110,000       112,840
6.25%, 07/31/02                                          225,000       232,093
5.75%, 11/30/02                                          975,000     1,013,239
4.75%, 02/15/04                                          455,000       476,595
5.88%, 02/15/04                                          100,000       107,184
5.25%, 05/15/04                                          185,000       196,331
6.00%, 08/15/04                                          175,000       189,602
5.88%, 11/15/04                                          190,000       205,898
5.75%, 11/15/05                                        1,470,000     1,600,003
5.88%, 11/15/05                                          465,000       508,975
4.63%, 05/15/06                                          985,000     1,030,556
6.13%, 08/15/07                                           95,000       106,318
5.00%, 08/15/11                                          135,000       142,842
                                                                  -------------
                                                                     5,922,476
                                                                  -------------
TOTAL U.S. GOVERNMENT SPONSORED
AND AGENCY OBLIGATIONS                                              39,755,846
                                                                  -------------

CORPORATE BONDS  (26.8%)
---------------------------------------------------------------------------------
AEROSPACE  (1.2%)
Lockheed Martin Corp., 7.25%, 05/15/06                   300,000       329,650
United Technologies Corp., 6.35%, 03/01/11               300,000       316,871
                                                                  -------------
                                                                        646,521
                                                                  -------------
---------------------------------------------------------------------------------
AUTOMOTIVE  (0.4%)
Ford Motor Co., 7.45%, 07/16/31                          250,000       233,748
                                                                  -------------
---------------------------------------------------------------------------------
BANKING  (2.6%)
Banc One Corp., 7.88%, 08/01/10                          100,000       113,128
Bank of America, 5.88%, 02/15/09                         100,000       101,440
Bank One Corp., 6.88%, 08/01/06                          115,000       124,200
Bank One Corp., 8.00%, 04/29/27                          122,000       138,994
BSCH Issuances Ltd., 7.63%, 09/14/10                     100,000       108,585
Citigroup Inc., 5.70%, 06/02/04                          250,000       262,311
FleetBoston Financial Corp., 7.25%, 09/15/05             250,000       274,780
International Bank for Reconstruction
and Development, 3.50%, 10/22/04                         150,000       150,684
Mellon Funding Corp., 6.88%, 03/01/03                    178,000       187,126
                                                                  -------------
                                                                     1,461,248
                                                                  -------------
---------------------------------------------------------------------------------


                                    continued
                                                        N A T I O N W I D E   39

STATEMENT OF INVESTMENTS NATIONWIDE(R) BOND INDEX FUND CONTINUED
--------------------------------------------------------------------------------
                                OCTOBER 31, 2001

                                                      PRINCIPAL
                                                       AMOUNT         VALUE
CORPORATE BONDS  (CONTINUED)
---------------------------------------------------------------------------------
BOOKS, PERIODICALS, & NEWSPAPERS  (0.3%)
News America Holdings, Inc.,
8.00%, 10/17/16                                      $   150,000  $    165,560
                                                                  -------------
---------------------------------------------------------------------------------
CABLE TELEVISION  (0.5%)
AT&T Corp., 8.25%, 01/15/03                              100,000       105,171
Comcast Cable Communications, 6.20%,
11/15/08                                                 150,000       150,900
                                                                  -------------
                                                                       256,071
                                                                  -------------
---------------------------------------------------------------------------------
CHEMICALS  (0.4%)
Dow Chemical Co., 7.38%, 11/01/29                        180,000       202,001
                                                                  -------------
---------------------------------------------------------------------------------
COMPUTER SERVICES  (0.5%)
IBM Corp., 5.38%, 02/01/09                               300,000       302,741
                                                                  -------------
---------------------------------------------------------------------------------
DEPARTMENT STORES  (1.1%)
Kimberly-Clark Corp., 7.10%, 08/01/07                    106,000       118,295
Target Corp., 10.00%, 01/01/11                           112,000       147,396
WAL-MART Stores, 6.88%, 08/10/09                         300,000       335,382
                                                                  -------------
                                                                       601,073
                                                                  -------------
---------------------------------------------------------------------------------
ELECTRIC - INTEGRATED  (1.6%)
Florida Power and Light, 6.88%, 12/01/05                 225,000       243,566
PPL Energy Supply, 6.40%, 11/01/11(b)                    200,000       198,839
Progress Energy, Inc., 5.85%, 10/30/08                    70,000        70,502
Progress Energy, Inc., 7.00%, 10/30/31                    14,000        14,254
Scana Corp., 6.88%, 05/15/11                             350,000       373,973
                                                                  -------------
                                                                       901,134
                                                                  -------------
---------------------------------------------------------------------------------
FARM MACHINERY & EQUIPMENT  (0.3%)
Deere & Co., 7.85%, 05/15/10                             130,000       148,331
                                                                  -------------
---------------------------------------------------------------------------------
FINANCIAL SERVICES  (4.9%)
American Express, 6.88%, 11/01/05                        100,000       107,431
Bear Stearns Co., Inc., 7.63%, 02/01/05                  100,000       107,947
Capital One Bank, 6.88%, 02/01/06                        100,000       100,457
Citifinancial, 10.00%, 05/15/09                          100,000       125,544
Citigroup, Inc., 6.50%, 02/07/06                         250,000       264,090
Ford Motor Credit Co., 6.88%, 02/01/06                   100,000       102,362
Ford Motor Credit Co., 7.38%, 02/01/11                   350,000       355,296
General Motors Acceptance Corp.,
6.85%, 06/17/04                                          300,000       312,866
General Motors Acceptance Corp.,
8.00%, 11/01/31                                            5,000         5,043
Goldman Sachs Group, Inc., 7.63%, 08/17/05               200,000       219,888
Heller Financial, Inc., 7.88%, 05/15/03                  116,000       124,375
Household Finance Corp., 6.50%, 01/24/06                 250,000       263,837
Lehman Brothers Holdings, Inc., 7.88%,
08/15/10                                                  97,000       108,072
Lehman Brothers Holdings, Inc., 6.63%,
04/01/04                                                 200,000       212,750
Morgan Stanley Dean Witter, 7.13%, 01/15/03              100,000       104,842
Nisource Finance Corp., 7.88%, 11/15/10                  100,000       112,074
Textron Financial Corp., 5.95%, 03/15/04                 100,000       104,102
                                                                  -------------
                                                                     2,730,976
                                                                  -------------
---------------------------------------------------------------------------------
FOOD & RELATED  (1.7%)
Kellogg Co., 6.00%, 04/01/06                             163,000       170,907
Kraft Corp., 5.63%, 11/01/11                             350,000       349,814

                                                      PRINCIPAL
                                                       AMOUNT         VALUE
CORPORATE BONDS  (CONTINUED)
---------------------------------------------------------------------------------
FOOD & RELATED  (CONTINUED)
Pepsi Bottling Holdings, Inc.,
5.63%, 02/17/09(b)                                   $   157,000  $    162,263
Safeway Stores, 7.25%, 02/01/31                          106,000       114,832
Safeways, Inc., 6.15%, 01/03/06                          150,000       157,917
                                                                  -------------
                                                                       955,733
                                                                  -------------
---------------------------------------------------------------------------------
FORESTRY  (0.2%)
Weyerhaeuser Co., 5.95%, 11/01/08(b)                     115,000       115,759
                                                                  -------------
---------------------------------------------------------------------------------
HEALTHCARE SERVICES  (0.6%)
Tenet Healthcare Corp., 5.38%, 11/15/06                  350,000       348,352
                                                                  -------------
---------------------------------------------------------------------------------
INSURANCE  (0.2%)
Axa Financial, Inc., 7.75%, 08/01/10                     100,000       112,976
                                                                  -------------
---------------------------------------------------------------------------------
MANUFACTURING  (0.3%)
Tyco International Group, 6.88%, 01/15/29                177,000       176,824
                                                                  -------------
---------------------------------------------------------------------------------
METAL MINING  (0.2%)
WMC Finance USA, 7.25%, 11/15/13                         100,000       106,906
                                                                  -------------
---------------------------------------------------------------------------------
MULTIMEDIA  (0.5%)
Time Warner Entertainment Co., 9.63%,
05/01/02                                                 100,000       102,999
Timer Warner, Inc., 6.88%, 06/15/18                      148,000       147,664
                                                                  -------------
                                                                       250,663
                                                                  -------------
---------------------------------------------------------------------------------
OIL & GAS  (1.6%)
Coastal Corp., 6.50%, 06/01/08                           100,000       101,665
Consolidated Natural Gas, Inc., 6.25%,
11/01/11                                                 150,000       153,035
Phillips Petroleum Co., 8.75%, 05/25/10                  250,000       297,619
Praxair, Inc., 6.50%, 03/01/08                           180,000       190,211
Transocean Sedco Forex, Inc., 6.63%, 04/15/11            163,000       164,610
                                                                  -------------
                                                                       907,140
                                                                  -------------
---------------------------------------------------------------------------------
PAPER & RELATED PRODUCTS  (0.2%)
Abitibi Consolidated, Inc., 8.55%, 02/01/10              100,000       106,749
                                                                  -------------
---------------------------------------------------------------------------------
Pharmaceuticals  (0.7%)
Abbott Laboratories, 5.63%, 07/01/06                     104,000       109,291
Bristol-Myers Squibb, 4.75%, 10/01/06                    250,000       255,135
                                                                  -------------
                                                                       364,426
                                                                  -------------
---------------------------------------------------------------------------------
REAL ESTATE  (0.2%)
Avalonbay Communities, Inc., 6.63%, 09/15/11             100,000       101,125
                                                                  -------------
---------------------------------------------------------------------------------
SOVEREIGN  (2.6%)
Government of Canada, 5.25%, 11/05/08                    350,000       365,336
Kingdom of Sweden, 6.50%, 03/04/03                       350,000       368,119
Province of Ontario, 7.38%, 01/27/03                     172,000       181,469
Province of Saskatchewan, 8.00%, 07/15/04                147,000       163,404
Republic of Italy, 4.38%, 10/25/06                       350,000       352,515
                                                                  -------------
                                                                     1,430,843
                                                                  -------------
---------------------------------------------------------------------------------
TELECOMMUNICATIONS  (3.4%)
BellSouth Corp., 6.00%, 10/15/11                         141,000       143,627
Citizens Co., 7.63%, 08/15/08                            350,000       361,917
Clear Channel Communications, Inc.,
6.00%, 11/01/06                                          150,000       150,603


                                    continued
40   N A T I O N W I D E

STATEMENT OF INVESTMENTS NATIONWIDE(R) BOND INDEX FUND CONTINUED
--------------------------------------------------------------------------------
                                OCTOBER 31, 2001

                                                      PRINCIPAL
                                                       AMOUNT         VALUE
CORPORATE BONDS  (CONTINUED)
---------------------------------------------------------------------------------
TELECOMMUNICATIONS  (CONTINUED)
Dominion Resources, Inc., 8.13%,
06/15/10                                             $   219,000  $    250,206
Qwest Capital Funding, Inc., 7.75%,
02/15/31                                                 250,000       247,315
Sprint Capital Corp., 6.90%, 05/01/19                    250,000       233,156
WorldCom, Inc., 8.25%, 05/15/31                          100,000       102,396
WorldCom, Inc., 8.00%, 05/15/06                          350,000       378,883
                                                                  -------------
                                                                     1,868,103
                                                                  -------------
---------------------------------------------------------------------------------
TRANSPORTATION  (0.6%)
CSX Corp., 7.45%, 05/01/07                               180,000       199,045
Delta Air Lines, Inc., 10.38%, 02/01/11                  163,000       144,979
                                                                  -------------
                                                                       344,024
                                                                  -------------
TOTAL CORPORATE BONDS                                               14,839,027
                                                                  -------------
---------------------------------------------------------------------------------
REPURCHASE AGREEMENT  (22.6%)
Fifth Third Bank, 2.36%, 11/01/01
(Collateralized by FHLMC)                             12,548,578    12,548,578
                                                                  -------------
TOTAL REPURCHASE AGREEMENT                                          12,548,578
                                                                  -------------
---------------------------------------------------------------------------------
COMMERCIAL MORTGAGE BACK SECURITY  (0.8%)
Security Life of Denver                                  430,000       434,558
TOTAL COMMERCIAL MORTGAGE BACK SECURITY                                434,558
                                                                  -------------
TOTAL INVESTMENTS (Cost $66,380,345) (a) - (121.9%)                 67,578,009
LIABILITIES IN EXCESS OF OTHER ASSETS - (-21.9%)                   (12,124,824)
                                                                  -------------
NET ASSETS - (100.0%)                                             $ 55,453,185
                                                                  =============
NET ASSETS - (100.0%)                                $55,453,185  $ 55,453,185
---------------------------------------------------------------------------------

(A) REPRESENTS COST FOR FEDERAL INCOME TAX AND FINANCIAL REPORTING PURPOSES AND DIFFERS FROM VALUE BY NET UNREALIZED APPRECIATION OF SECURITIES AS FOLLOWS:
     UNREALIZED APPRECIATION         $ 1,276,161
     UNREALIZED DEPRECIATION             (78,497)
                                     -----------
     NET UNREALIZED APPRECIATION     $ 1,197,664
                                     ===========
(B) REPRESENTS A RESTRICTED SECURITY ACQUIRED AND ELIGIBLE FOR RESALE UNDER RULE 144A, WHICH LIMITS THE RESALE TO CERTAIN QUALIFIED BUYERS. THESE SECURITIES WERE DEEMED LIQUID PURSUANT TO PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

FHLMC     FEDERAL HOME LOAN MORTGAGE CORPORATION

SEE NOTES TO FINANCIAL STATEMENTS.


                                                        N A T I O N W I D E   41

NATIONWIDE(R) MUTUAL FUNDS

NATIONWIDE S&P 500 INDEX FUND

MANAGEMENT DISCUSSION OF FUND PERFORMANCE
HOW DID THE FUND PERFORM AGAINST ITS BENCHMARK?

     For the fiscal year ended October 31, 2001, the Nationwide S&P 500 Index Fund returned -25.24%(a) versus a return of -24.90% for the S&P 500 Index, its benchmark.

WHAT OVERALL MARKET FACTORS (MACROECONOMIC CONDITIONS, STYLE, SECTOR ALLOCATIONS AND CAPITALIZATION RANGES) CONTRIBUTED TO THE PORTFOLIO'S PERFORMANCE?

     The 2001 fiscal year commenced in a slump as the economy slowed incrementally. The market's problems were exacerbated by the presidential elections, as the nation waited to hear who would lead the country out of a potential bear market and recession. As the new year began, the technology bust, along with decreased consumer confidence, continued to drag performance down. The S&P 500 Index fell 9.12% in February alone. The lackluster returns continued throughout the fiscal year, during which only four out of the 12 months posted positive returns. In the latter part of the year, consumer spending and confidence eroded further, as companies missed earnings targets and massive layoffs ensued. As unemployment levels increased and Gross Domestic Product decreased, the market continued its downward trend, with the Dow Jones Industrial Average falling below 10,000 in August. The terrorist attacks in September added to the bearish sentiment prevailing in U.S. equity markets. After the markets reopened, they suffered their worst weekly performance since 1933, and the S&P 500 lost 14.56% during the third quarter of 2001. The markets experienced a minimal rebound in October, with the index gaining 1.91%.

WHAT FACTORS/SECURITIES CONTRIBUTED TO OR DETRACTED FROM PERFORMANCE?

      The 2001 fiscal year end resulted in losses for 11 out of the 12 sectors of the S&P 500 Index. The loss leader for the year was the technology sector, with a return of -54.72%, followed by the energy sector, which returned -34.68%. The only sector that posted a positive return for the Index was materials and processing, returning 6.78%. The next-highest-performing sector was consumer staples, which returned -1.09%.

WHAT IS YOUR VIEW OF THE MARKET-AND THE FUND'S POSITION-GOING FORWARD?

     We have not seen clear evidence that U.S. equity markets will stabilize in the near term, as more companies announced worse-than-expected earnings for the third quarter of 2001. The United States' retaliation against terrorism creates even more uncertainty for the global economy. We expect that the Federal Reserve will continue easing rates in response to the slowing economy.

(A) PERFORMANCE OF CLASS A SHARES WITHOUT SALES CHARGE AND ASSUMING ALL DISTRIBUTIONS ARE REINVESTED.

PORTFOLIO MANAGER: MERRILL LYNCH INVESTMENT MANAGEMENT - SUBADVISER PORTFOLIO MARKET VALUE $382,077,016

OCTOBER 31, 2001

AVERAGE ANNUAL TOTAL RETURN
(For Years Ended October 31, 2001)

YEARS                                            1      INCEPTION6
==================================================================
Class A1                        w/o SC*       -25.24%       -1.36%
                                  w/SC4       -29.54%       -3.13%
Class B1                        w/o SC*       -25.65%       -1.68%
                                  w/SC5       -29.31%       -2.55%
Institutional Class3**                        -24.84%       -1.11%
Service Class2**                               25.22%       -1.62%
Institutional Service Class2**                -25.04%       -1.42%
Local Fund Shares**                           -24.91%       -1.30%

ALL FIGURES SHOWING THE EFFECT OF A SALES CHARGE REFLECT THE MAXIMUM CHARGE POSSIBLE, BECAUSE IT HAS THE MOST DRAMATIC EFFECT ON PERFORMANCE DATA.
*    THESE RETURNS DO NOT REFLECT THE EFFECTS OF SALES CHARGES (SC).
**   NOT SUBJECT TO ANY SALES CHARGES.
1 THESE RETURNS INCLUDE PERFORMANCE BASED ON LOCAL FUND SHARES, WHICH WAS ACHIEVED PRIOR TO THE CREATION OF CLASS A AND CLASS B SHARES (12/29/99). THESE RETURNS HAVE BEEN RESTATED FOR SALES CHARGES BUT NOT FOR FEES APPLICABLE TO THESE CLASSES OF SHARES, WHICH INCLUDE A 0.25% (CLASS A) OR 1.00% (CLASS B) 12B-1 FEE. HAD CLASS A OR CLASS B BEEN IN EXISTENCE FOR THE TIME PERIODS PRESENTED, THE PERFORMANCE FOR SUCH CLASSES WOULD HAVE BEEN LOWER AS A RESULT OF THEIR ADDITIONAL EXPENSES.
2 THESE RETURNS INCLUDE PERFORMANCE BASED ON LOCAL FUND SHARES, WHICH WAS ACHIEVED PRIOR TO THE CREATION OF SERVICE CLASS AND INSTITUTIONAL SERVICE CLASS SHARES (11/2/98). THESE RETURNS HAVE NOT BEEN RESTATED FOR FEES APPLICABLE TO THESE CLASSES OF SHARES, WHICH INCLUDE A 0.15% 12B-1 FEE (SERVICE CLASS) OR 0.15% ADMINISTRATIVE SERVICING FEE (INSTITUTIONAL SERVICE CLASS). HAD SERVICE CLASS OR INSTITUTIONAL SERVICE CLASS BEEN IN EXISTENCE FOR THE TIME PERIODS PRESENTED, THE PERFORMANCE FOR SUCH CLASSES WOULD HAVE BEEN LOWER AS A RESULT OF THEIR ADDITIONAL EXPENSES.
3 THESE RETURNS INCLUDE PERFORMANCE BASED ON LOCAL FUND SHARES, WHICH WAS ACHIEVED PRIOR TO THE CREATION OF INSTITUTIONAL CLASS SHARES (12/29/99). THESE RETURNS HAVE NOT BEEN RESTATED TO REFLECT THE INSTITUTIONAL CLASS' LOWER EXPENSES.
4    A 5.75% FRONT-END SALES CHARGE WAS DEDUCTED.
5 A 5.00% CONTINGENT DEFERRED SALES CHARGE (CDSC) WAS DEDUCTED. THE CDSC DECLINES TO 0% AFTER 6 YEARS.
6    FUND COMMENCED OPERATIONS ON JULY 24, 1998.
INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.



            Class A  S&P 500   CPI
7/24/1998.   10,000   10,000  10,000
----------  -------  -------  ------
10/31/1998    9,692    9,738  10,061
----------  -------  -------  ------
10/31/1999   12,101   12,238  10,319
----------  -------  -------  ------
10/31/2000   12,759   12,983  10,675
----------  -------  -------  ------
10/31/2001    9,581    9,750  10,963
----------  -------  -------  ------





COMPARATIVE PERFORMANCE OF $10,000 INVESTED IN LOCAL FUND SHARES OF THE NATIONWIDE S&P 500 INDEX FUND AND THE S&P 500 INDEX(B) SINCE INCEPTION. UNLIKE THE FUND, THE S&P 500 INDEX DOES NOT REFLECT ANY FEES OR EXPENSES.
(B) THE S&P 500 INDEX IS A CAPITALIZATION-WEIGHTED INDEX OF 500 STOCKS DESIGNED TO MEASURE PERFORMANCE OF THE BROAD DOMESTIC ECONOMY THROUGH CHANGES IN THE AGGREGATE MARKET VALUE OF THESE 500 STOCKS WHICH REPRESENT ALL MAJOR INDUSTRIES.
(C) THE CPI REPRESENTS CHANGES IN PRICES OF A BASKET OF GOODS AND SERVICES PURCHASED FOR CONSUMPTION BY URBAN HOUSEHOLDS.


42   N A T I O N W I D E

STATEMENT OF INVESTMENTS NATIONWIDE(R) S&P 500 INDEX FUND
--------------------------------------------------------------------------------
                                OCTOBER 31, 2001

                                                         SHARES
                                                           OR
                                                       PRINCIPAL       MARKET
                                                         AMOUNT        VALUE
COMMON STOCK  (93.0%)
----------------------------------------------------------------------------------
ADVERTISING SERVICES  (0.1%)
Interpublic Group of Cos., Inc. (The)                       15,526  $    348,559
                                                                    ------------
----------------------------------------------------------------------------------
AEROSPACE  (0.7%)
General Dynamics Corp.                                       7,900       644,640
Lockheed Martin Corp.                                       17,000       829,090
Northrop Grumman Corp.                                       3,200       319,840
United Technologies Corp.                                   17,900       964,631
                                                                    ------------
                                                                       2,758,201
                                                                    ------------
----------------------------------------------------------------------------------
AEROSPACE / DEFENSE  (0.6%)
Boeing Co. (The)                                            32,207     1,049,948
Goodrich (B.F.) Co.                                          3,500        74,725
Honeywell International, Inc.                               29,025       857,689
Raytheon Co.                                                13,300       428,925
Rockwell Collins, Inc.                                       5,300        71,550
                                                                    ------------
                                                                       2,482,837
                                                                    ------------
----------------------------------------------------------------------------------
AIRLINES  (0.3%)
AMR Corp.(b)                                                 5,800       105,560
Delta Air Lines, Inc.                                        4,500       102,870
FedEx Corp.(b)                                              10,500       431,340
Southwest Airlines Co.                                      26,112       415,181
U.S. Airways Group, Inc.(b)                                  2,200        10,142
                                                                    ------------
                                                                       1,065,093
                                                                    ------------
----------------------------------------------------------------------------------
ALUMINUM  (0.1%)
Alcan Aluminum Ltd.                                         12,699       387,954
                                                                    ------------
----------------------------------------------------------------------------------
ANALYTICAL INSTRUMENTS  (0.1%)
Applera Corp.-Applied Biosystems Group                       7,200       210,096
                                                                    ------------
----------------------------------------------------------------------------------
APPAREL  (0.1%)
Nike, Inc. Class B                                           9,800       483,728
Reebok International Ltd.(b)                                 2,900        60,204
                                                                    ------------
                                                                         543,932
                                                                    ------------
----------------------------------------------------------------------------------
APPAREL AND ACCESSORIES  (0.1%)
Liz Claiborne, Inc.                                          2,500       113,750
V.F. Corp.                                                   3,600       119,592
                                                                    ------------
                                                                         233,342
                                                                    ------------
----------------------------------------------------------------------------------
APPLIANCE AND HOUSEHOLD DURABLE  (0.1%)
Maytag Corp.                                                 2,400        66,912
Newell Rubbermaid, Inc.                                      8,751       241,878
                                                                    ------------
                                                                         308,790
                                                                    ------------
----------------------------------------------------------------------------------
AUTO PARTS & EQUIPMENT  (0.1%)
Dana Corp.                                                   4,900        52,675
Delphi Automotive Systems Corp.                             17,595       204,278
                                                                    ------------
                                                                         256,953
                                                                    ------------
----------------------------------------------------------------------------------
AUTOMOBILES  (0.6%)
Ford Motor Co.                                              69,272     1,111,816
General Motors Corp.                                        20,913       864,125
PACCAR, Inc.                                                 3,300       174,306
Visteon Corp.                                                4,271        50,825
                                                                    ------------
                                                                       2,201,072
                                                                    ------------
----------------------------------------------------------------------------------

                                                         SHARES
                                                           OR
                                                       PRINCIPAL       MARKET
                                                         AMOUNT        VALUE
COMMON STOCK  (CONTINUED)
----------------------------------------------------------------------------------
BANKS  (2.7%)
Bank of America Corp.                                       59,274  $  3,496,574
Bank of New York Co., Inc.                                  28,100       955,681
J.P. Morgan Chase & Co.                                     73,365     2,594,186
Mellon Financial Corp.                                      18,700       628,320
Northern Trust Corp.                                         8,900       449,361
State Street Corp.                                          11,300       514,602
Wachovia Corp.                                              54,000     1,544,400
Zions Bancorporation                                         3,500       167,720
                                                                    ------------
                                                                      10,350,844
                                                                    ------------
----------------------------------------------------------------------------------
BEVERAGES / ALCOHOLIC  (0.1%)
Adolph Coors  Co. Class B                                    2,200       109,450
Brown-Forman Corp. Class B                                   2,300       136,712
                                                                    ------------
                                                                         246,162
                                                                    ------------
----------------------------------------------------------------------------------
Beverages / Soft Drink  (1.3%)
Coca-Cola Co.                                               91,900     4,400,172
Coca-Cola Enterprises, Inc.                                 14,800       271,580
Pepsi Bottling Group, Inc. (The)                             4,700       218,456
                                                                    ------------
                                                                       4,890,208
                                                                    ------------
----------------------------------------------------------------------------------
BIOTECHNOLOGY  (0.2%)
Chiron Corp.(b)                                              7,300       392,886
Immunex Corp.(b)                                            19,400       463,466
                                                                    ------------
                                                                         856,352
                                                                    ------------
----------------------------------------------------------------------------------
BROADCAST MEDIA / CABLE TELEVISION  (1.2%)
Clear Channel Communications, Inc.(b)                       21,102       804,408
Comcast Corp. Special Class A(b)                            35,600     1,275,904
Viacom, Inc. Class B(b)                                     64,835     2,367,126
                                                                    ------------
                                                                       4,447,438
                                                                    ------------
----------------------------------------------------------------------------------
BUSINESS SERVICES  (0.4%)
Cintas Corp.                                                 6,600       266,772
Compuware Corp.(b)                                          14,900       153,172
Concord EFS, Inc.(b)                                        18,800       514,556
Convergys Corp.(b)                                           5,211       146,429
NCR Corp.(b)                                                 3,200       113,440
Pitney Bowes, Inc.                                           8,100       296,946
                                                                    ------------
                                                                       1,491,315
                                                                    ------------
----------------------------------------------------------------------------------
CAPITAL GOODS  (0.8%)
Crane Co.                                                    1,950        39,936
Cummins Engine, Inc.                                         2,000        62,620
Deere & Co.                                                  9,400       347,706
Dover Corp.                                                  6,500       214,175
Genuine Parts Co.                                            4,900       159,250
McDermott International, Inc.(b)                             1,300        13,780
Minnesota Mining & Manufacturing Co.                        14,300     1,492,634
Pall Corp.                                                   4,000        81,200
Parker-Hannifin Corp.                                        3,500       125,650
PerkinElmer, Inc.                                            3,800       102,258
Snap-On, Inc.                                                1,900        50,844
Stanley Works (The)                                          2,300        88,136
Textron, Inc.                                                5,700       180,405
                                                                    ------------
                                                                       2,958,594
                                                                    ------------
----------------------------------------------------------------------------------


                                    continued
                                                        N A T I O N W I D E   43

STATEMENT OF INVESTMENTS NATIONWIDE(R) S&P 500 INDEX FUND CONTINUED
--------------------------------------------------------------------------------
                                OCTOBER 31, 2001

                                                         SHARES
                                                           OR
                                                       PRINCIPAL       MARKET
                                                         AMOUNT        VALUE
COMMON STOCK  (CONTINUED)
----------------------------------------------------------------------------------
CHEMICALS  (0.2%)
FMC Corp.(b)                                                 1,800  $     85,428
Great Lakes Chemical Corp.                                   1,700        36,057
Millipore Corp.                                              1,600        83,680
Praxair, Inc.                                                6,200       292,516
Sigma-Aldrich Corp.                                          2,700       101,304
                                                                    ------------
                                                                         598,985
                                                                    ------------
----------------------------------------------------------------------------------
CHEMICALS / DIVERSIFIED  (1.0%)
Air Products & Chemicals, Inc.                               9,300       372,372
Avery Dennison Corp.                                         3,400       157,420
Dow Chemical Co.                                            34,305     1,140,641
E.I. du Pont de Nemours and Co.                             39,450     1,577,605
Eastman Chemical Co.                                         2,800        96,068
Engelhard Corp.                                              3,100        81,158
Hercules, Inc.(b)                                            3,700        27,972
Occidental Petroleums Corp.                                 12,300       311,436
Rohm & Haas Co.                                              7,131       231,544
                                                                    ------------
                                                                       3,996,216
                                                                    ------------
----------------------------------------------------------------------------------
COMMUNICATION EQUIPMENT  (3.6%)
CIENA Corp.(b)                                              12,200       198,372
Cisco Systems, Inc.(b)                                     270,639     4,579,212
Citizens Communications Co.(b)                               9,400        83,566
Conexant Systems, Inc.(b)                                   11,400       115,710
Corning, Inc.                                               32,275       260,137
JDS Uniphase Corp.(b)                                       45,392       362,682
Lucent Technologies, Inc.                                  125,970       843,999
Motorola, Inc.                                              79,806     1,306,424
Nortel Networks Corp. ADR                                  114,210       663,560
Tellabs, Inc.(b)                                            16,100       219,765
Verizon Communications, Inc.                                99,976     4,979,804
                                                                    ------------
                                                                      13,613,231
                                                                    ------------
----------------------------------------------------------------------------------
COMPUTER / HARDWARE  (1.9%)
Apple Computer, Inc.(b)                                     13,700       240,572
International Business Machines Corp.                       64,206     6,938,742
Lexmark International Group, Inc. Class A(b)                 5,100       228,225
                                                                    ------------
                                                                       7,407,539
                                                                    ------------
----------------------------------------------------------------------------------
COMPUTER EQUIPMENT  (1.4%)
American Power Conversion Corp.(b)                           6,400        82,368
Compaq Computer Corp.                                       60,600       530,250
Dell Computer Corp.(b)                                      96,200     2,306,876
EMC Corp.(b)                                                80,100       986,832
Gateway, Inc.(b)                                             9,700        54,805
Hewlett-Packard Co.                                         71,800     1,208,394
Network Appliance, Inc.(b)                                  13,362       177,715
                                                                    ------------
                                                                       5,347,240
                                                                    ------------
----------------------------------------------------------------------------------
COMPUTER INTEGRATED SYSTEMS DESIGN  (0.0%)
Avaya, Inc.(b)                                               9,322        83,245
                                                                    ------------

                                                         SHARES
                                                           OR
                                                       PRINCIPAL       MARKET
                                                         AMOUNT        VALUE
COMMON STOCK  (CONTINUED)
----------------------------------------------------------------------------------
COMPUTER SOFTWARE & SERVICES (5.9%)
Adobe Systems, Inc.                                          9,200  $    242,880
Automatic Data Processing, Inc.                             23,900     1,234,674
BMC Software, Inc.(b)                                        8,000       120,560
Citrix Systems, Inc.(b)                                      7,300       170,820
Computer Associates International, Inc.                     20,500       633,860
Electronic Data Systems Corp.                               16,800     1,081,416
First Data Corp.                                            14,000       945,980
Fiserv, Inc.(b)                                              7,350       273,347
Intuit, Inc.(b)                                              7,700       309,694
Mercury Interactive Corp.(b)                                 3,700        88,134
Microsoft Corp.(b)                                         199,022    11,573,128
Novell, Inc.(b)                                             10,500        37,170
Oracle Corp.(b)                                            207,516     2,813,917
Parametric Technology Corp.(b)                              13,500        94,635
PeopleSoft, Inc.(b)                                         10,200       303,654
Radioshack Corp.                                             7,000       174,930
Sapient Corp.(b)                                             4,100        17,671
Siebel Systems, Inc.(b)                                     15,670       255,891
Sun Microsystems, Inc.(b)                                  120,400     1,222,060
Symbol Technologies, Inc.                                   10,350       132,998
Unisys Corp.(b)                                              8,700        77,691
VERITAS Software Corp.(b)                                   13,939       395,589
Yahoo!, Inc.(b)                                             18,400       200,192
                                                                    ------------
                                                                      22,400,891
                                                                    ------------
----------------------------------------------------------------------------------
CONGLOMERATES  (1.3%)
Illinois Tool Works, Inc.                                   11,900       680,680
Ingersoll-Rand Co.                                           6,000       223,800
ITT Industries, Inc.                                         2,900       139,461
Johnson Controls, Inc.                                       3,600       260,352
Tyco International Ltd.                                     71,580     3,517,441
                                                                    ------------
                                                                       4,821,734
                                                                    ------------
----------------------------------------------------------------------------------
CONSTRUCTION & BUILDING MATERIALS  (0.1%)
Centex Corp.                                                 2,800       107,128
Sherwin Williams Co.                                         5,200       126,672
Vulcan Materials Co.                                         2,900       120,553
                                                                    ------------
                                                                         354,353
                                                                    ------------
----------------------------------------------------------------------------------
CONSTRUCTION AND HOUSING  (0.1%)
Masco Corp.                                                 16,800       333,144
                                                                    ------------
----------------------------------------------------------------------------------
CONSTRUCTION MACHINERY  (0.2%)
Caterpillar, Inc.                                           13,400       599,248
                                                                    ------------
----------------------------------------------------------------------------------
CONSUMER DURABLE  (0.2%)
Black & Decker Corp.                                         3,300       109,197
Danaher Corp.                                                5,600       312,144
Fortune Brands, Inc.                                         4,600       169,510
Whirlpool Corp.                                              3,000       177,060
                                                                    ------------
                                                                         767,911
                                                                    ------------
----------------------------------------------------------------------------------
CONSUMER FINANCE  (2.2%)
Citigroup, Inc.                                            185,927     8,463,397
                                                                    ------------


                                    continued
44   N A T I O N W I D E

STATEMENT OF INVESTMENTS NATIONWIDE(R) S&P 500 INDEX FUND CONTINUED
--------------------------------------------------------------------------------
                                OCTOBER 31, 2001

                                                         SHARES
                                                           OR
                                                       PRINCIPAL       MARKET
                                                         AMOUNT        VALUE
COMMON STOCK  (CONTINUED)
----------------------------------------------------------------------------------
CONSUMER NON-CYCLICAL  (2.1%)
Avon Products, Inc.                                          8,500  $    398,055
Clorox Co. (The)                                             7,800       278,460
Colgate-Palmolive Co.                                       21,400     1,230,928
Ecolab, Inc.                                                 4,200       147,756
Gillette Co. (The)                                          40,200     1,249,818
International Flavor and Fragrances, Inc,                    3,200        91,232
Kimberly-Clark Corp.                                        20,329     1,128,463
National Service Industries, Inc.                              700        12,418
Procter & Gamble Co.                                        47,900     3,534,062
Tupperware Corp.                                             1,900        38,741
                                                                    ------------
                                                                       8,109,933
                                                                    ------------
----------------------------------------------------------------------------------
CONTAINERS  (0.1%)
Ball Corp.                                                     900        55,386
Bemis, Inc.                                                  1,200        51,924
Sealed Air Corp.(b)                                          2,900       116,116
                                                                    ------------
                                                                         223,426
                                                                    ------------
----------------------------------------------------------------------------------
CREDIT REPORTING SERVICES  (0.0%)
Moodys, Inc.                                                 5,200       180,544
                                                                    ------------
----------------------------------------------------------------------------------
DATA PROCESSING AND REPRODUCTION  (0.1%)
Computer Sciences Corp.(b)                                   5,600       201,096
                                                                    ------------
----------------------------------------------------------------------------------
DISTRIBUTION  (0.2%)
SYSCO Corp.                                                 26,200       631,682
                                                                    ------------
----------------------------------------------------------------------------------
DRUGS  (7.2%)
American Home Products Corp.                                48,600     2,713,338
Amgen, Inc.(b)                                              38,600     2,193,252
Biogen, Inc.(b)                                              5,900       324,500
Eli Lilly & Co.                                             41,600     3,182,400
Forest Laboratories, Inc. Class A(b)                         6,100       453,718
Merck & Co., Inc.                                           84,800     5,411,088
Pfizer, Inc.                                               233,400     9,779,459
Pharmacia & Upjohn, Inc.                                    48,129     1,950,187
Schering-Plough Corp.                                       54,100     2,011,438
                                                                    ------------
                                                                      28,019,380
                                                                    ------------
----------------------------------------------------------------------------------
ELECTRIC, GAS, AND SANITARY SERVICES  (0.2%)
Exelon Corp.                                                12,500       525,875
Mirant Corp.(b)                                             13,731       357,006
                                                                    ------------
                                                                         882,881
                                                                    ------------
----------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT  (3.9%)
Agilent Technologies, Inc.(b)                               15,926       354,672
Cooper Industries, Inc.                                      4,000       154,800
Eaton Corp.                                                  2,300       150,512
Emerson Electric Co.                                        16,500       808,830
General Electric Co.                                       367,300    13,373,393
Grainger (W.W.), Inc.                                        3,200       138,560
Rockwell International Corp.                                 5,300        73,034
                                                                    ------------
                                                                      15,053,801
                                                                    ------------
----------------------------------------------------------------------------------

                                                         SHARES
                                                           OR
                                                       PRINCIPAL       MARKET
                                                         AMOUNT        VALUE
COMMON STOCK  (CONTINUED)
----------------------------------------------------------------------------------
ELECTRONICS  (3.1%)
Altera Corp.(b)                                             13,400  $    270,680
Applied Micro Circuits Corp.(b)                             12,900       142,287
Broadcom Corp. Class A(b)                                    9,809       337,528
Intel Corp.                                                248,600     6,070,813
Jabil Circuit, Inc.(b)                                       6,300       133,560
KLA-Tencor Corp.(b)                                          7,000       286,020
Linear Technology Corp.                                     11,600       450,080
LSI Logic Corp.(b)                                          11,800       200,010
Maxim Integrated Products, Inc.(b)                          11,572       529,419
Molex, Inc.                                                  6,525       188,768
National Semiconductor Corp.(b)                              6,900       179,262
Palm, Inc.(b)                                               27,657        68,036
PMC-Sierra, Inc.(b)                                          6,500       105,495
QLogic Corp.(b)                                              3,900       153,465
Sanmina Corp.(b)                                            12,496       189,189
Solectron Corp.(b)                                          22,300       274,290
Tektronix, Inc.(b)                                           3,100        61,070
Teradyne, Inc.(b)                                            5,800       133,690
Texas Instruments, Inc.                                     64,200     1,796,958
Thomas & Betts Corp.                                         1,900        34,504
Xilinx, Inc.(b)                                             11,700       355,914
                                                                    ------------
                                                                      11,961,038
                                                                    ------------
----------------------------------------------------------------------------------
ENTERTAINMENT  (0.4%)
International Game Technology(b)                             2,000       102,100
Walt Disney Co. (The)                                       77,300     1,437,007
                                                                    ------------
                                                                       1,539,107
                                                                    ------------
----------------------------------------------------------------------------------
FINANCIAL  (2.5%)
American Express Co.                                        48,900     1,439,127
Capital One Financial Corp.                                  7,200       297,432
Comerica, Inc.                                               7,000       322,630
Countrywide Credit Industries, Inc.                          4,800       191,664
Fannie Mae                                                  37,000     2,995,520
Golden West Financial Corp.                                  5,600       272,160
Household International, Inc.                               17,200       899,560
Lehman Brothers Holdings, Inc.                               9,200       574,632
MBNA Corp.                                                  30,454       840,835
Providian Financial Corp.                                    9,900        38,511
Schwab (Charles) Corp.                                      49,300       634,984
Washington Mutual, Inc.                                     31,406       948,147
                                                                    ------------
                                                                       9,455,202
                                                                    ------------
----------------------------------------------------------------------------------
FINANCIAL / BANKS  (2.5%)
AmSouth Bancorporation                                      12,200       210,938
Bank One Corp.                                              42,034     1,395,109
BB&T Corp.                                                  15,200       487,920
Bear Stearns Cos., Inc.                                      4,581       247,374
Charter One Financial, Inc.                                  7,239       197,263
Fifth Third Bancorp                                         21,946     1,238,193
Fleet Boston Corp.                                          39,028     1,282,460
Huntington Bancshares, Inc.                                  6,644       102,517
KeyCorp                                                     14,000       297,640


                                    continued
                                                        N A T I O N W I D E   45

STATEMENT OF INVESTMENTS NATIONWIDE(R) S&P 500 INDEX FUND CONTINUED
--------------------------------------------------------------------------------
                                OCTOBER 31, 2001

                                                         SHARES
                                                           OR
                                                       PRINCIPAL       MARKET
                                                         AMOUNT        VALUE
COMMON STOCK  (CONTINUED)
----------------------------------------------------------------------------------
FINANCIAL / BANKS  (CONTINUED)
National City Corp.                                         21,000  $    554,400
PNC Bank Corp.                                              11,200       614,880
Regions Financial Corp.                                      7,200       193,752
SouthTrust Corp.                                            14,100       319,506
Suntrust Banks, Inc.                                        11,300       676,418
Synovus Financial Corp.                                      9,600       220,992
U.S. Bancorp                                                70,463     1,252,832
Union Planters Corp.                                         4,500       182,250
                                                                    ------------
                                                                       9,474,444
                                                                    ------------
----------------------------------------------------------------------------------
FINANCIAL SERVICES  (1.0%)
AMBAC Financial Group, Inc.                                  3,600       172,800
H&R Block, Inc.                                              7,500       255,600
John Hancock Financial Services, Inc.                       10,600       361,248
Stilwell Financial, Inc.                                     8,400       168,924
USA Education, Inc.                                          6,500       530,140
Wells Fargo Co.                                             63,495     2,508,053
                                                                    ------------
                                                                       3,996,765
                                                                    ------------
----------------------------------------------------------------------------------
FOOD & BEVERAGE  (1.4%)
Anheuser-Busch Cos., Inc.                                   32,600     1,358,116
General Mills, Inc.                                         11,400       523,488
PepsiCo, Inc.                                               66,220     3,225,576
Ralston-Ralston Purina Group                                12,700       416,433
                                                                    ------------
                                                                       5,523,613
                                                                    ------------
----------------------------------------------------------------------------------
FOOD & RELATED  (2.2%)
Archer-Daniels-Midland Co.                                  21,895       304,997
Campbell Soup Co.                                           13,500       381,240
ConAgra, Inc.                                               17,700       405,330
Heinz (H.J.) Co.                                            13,700       581,428
Hershey Foods Corp.                                          5,500       350,515
Kellogg Co.                                                 16,300       497,150
Philip Morris Cos., Inc.                                    82,103     3,842,420
Sara Lee Corp.                                              30,975       690,433
Unilever NV                                                 20,514     1,066,318
Wrigley (Wm.) Jr. Co.                                        7,500       375,375
                                                                    ------------
                                                                       8,495,206
                                                                    ------------
----------------------------------------------------------------------------------
FURNITURE AND HOME FURNISHINGS  (0.0%)
Leggett & Platt, Inc.                                        5,700       123,519
GAS / DISTRIBUTION  (0.3%)
El Paso Corp.                                               18,095       887,741
Keyspan Corp.                                                6,145       203,891
                                                                       1,091,632
GOLD ORES  (0.2%)
Barrick Gold Corp.                                          15,400       240,086
Freeport-McMoRan Copper & Gold, Inc.(b)                      7,100        78,810
Homestake Mining Co.                                         8,700        71,340
Newmont Mining Corp.                                         8,800       204,160
Placer Dome, Inc.                                           10,300       117,523
                                                                    ------------
                                                                         711,919
                                                                    ------------
----------------------------------------------------------------------------------

                                                         SHARES
                                                           OR
                                                       PRINCIPAL       MARKET
                                                         AMOUNT        VALUE
COMMON STOCK  (CONTINUED)
----------------------------------------------------------------------------------
HEALTHCARE  (6.1%)
Abbott Laboratories                                         57,300  $  3,035,754
Allergan, Inc.                                               5,100       366,129
Bard (C.R.), Inc.                                            2,200       120,780
Bausch & Lomb, Inc.                                          1,800        58,608
Baxter International, Inc.                                  22,200     1,073,814
Becton Dickinson & Co.                                       8,600       307,880
Biomet, Inc.                                                11,150       340,075
Boston Scientific Corp.(b)                                  13,500       306,990
Bristol-Myers Squibb Co.                                    71,900     3,843,055
Cardinal Health, Inc.                                       15,950     1,070,405
Guidant Corp.(b)                                            12,000       498,120
HCA-The Healthcare Co.                                      20,700       820,962
HealthSouth Corp.(b)                                        13,700       178,374
Humana, Inc.(b)                                              5,600        64,680
Johnson & Johnson Co.                                      111,950     6,483,024
King Pharmaceuticals, Inc.(b)                                7,592       296,012
Manor Care, Inc.(b)                                          3,400        79,424
McKesson HBOC, Inc.                                         10,781       398,789
Medtronic, Inc.                                             44,700     1,801,410
Quintiles Transnational Corp.(b)                             5,600        88,816
St. Jude Medical, Inc.(b)                                    3,500       248,500
Stryker Corp.                                                6,500       365,560
Tenet Healthcare Corp.(b)                                   12,600       724,752
UnitedHealth Group, Inc.                                    11,200       736,400
Watson Pharmaceutical, Inc.(b)                               3,900       185,952
Wellpoint Health Networks, Inc.(b)                           2,600       290,134
                                                                    ------------
                                                                      23,784,399
                                                                    ------------
----------------------------------------------------------------------------------
HOME BUILDING  (0.1%)
Fluor Corp.                                                  2,600        96,772
KB Home                                                      2,600        76,830
Pulte Corp.                                                  3,000        97,500
                                                                    ------------
                                                                         271,102
                                                                    ------------
----------------------------------------------------------------------------------
HOTELS & CASINOS  (0.0%)
Harrah's Entertainment, Inc.(b)                              5,200       151,476
                                                                    ------------
----------------------------------------------------------------------------------
HOTELS / MOTELS  (0.3%)
Cendant Corp.(b)                                            33,600       435,456
Hilton Hotels Corp.                                         10,800        92,448
Marriott International, Inc. Class A                         8,000       250,640
Starwood Hotels & Resorts Worldwide, Inc.                    8,063       177,709
                                                                    ------------
                                                                         956,253
                                                                    ------------
----------------------------------------------------------------------------------
INSURANCE  (3.7%)
Aetna, Inc.(b)                                               6,500       179,660
Allstate Corp. (The)                                        27,800       872,364
American International Group, Inc.                          97,378     7,653,910
AON Corp.                                                   10,650       405,126
Chubb Corp. (The)                                            7,000       478,100
CIGNA Corp.                                                  6,000       437,400
Cincinnati Financial Corp.                                   5,300       197,160
Hartford Financial Services Group                            8,200       442,800
Lincoln National Corp.                                       7,700       326,095
Loews Corp.                                                  6,500       330,200


                                    continued
46   N A T I O N W I D E

STATEMENT OF INVESTMENTS NATIONWIDE(R) S&P 500 INDEX FUND CONTINUED
--------------------------------------------------------------------------------
                                OCTOBER 31, 2001

                                                         SHARES
                                                           OR
                                                       PRINCIPAL       MARKET
                                                         AMOUNT        VALUE
COMMON STOCK  (CONTINUED)
----------------------------------------------------------------------------------
INSURANCE  (CONTINUED)
MBIA, Inc.                                                   4,900  $    225,694
MetLife, Inc.                                               26,500       712,850
MGIC Investment Corp.                                        4,300       222,482
Progressive Corp. (The)                                      2,400       332,904
SAFECO Corp.                                                 5,600       172,704
St. Paul Cos., Inc.                                          8,800       403,920
Torchmark Corp.                                              4,000       148,120
Unum Provident Corp.                                         7,857       176,233
XL Capital Ltd.                                              4,800       416,928
                                                                    ------------
                                                                      14,134,650
                                                                    ------------
----------------------------------------------------------------------------------
INSURANCE / LIFE  (0.2%)
AFLAC, Inc.                                                 19,700       481,862
Conseco, Inc.(b)                                            13,100        39,169
Jefferson-Pilot Corp.                                        4,800       198,480
                                                                    ------------
                                                                         719,511
                                                                    ------------
----------------------------------------------------------------------------------
INSURANCE BROKERS  (0.2%)
Marsh & McLennan Cos., Inc.                                  9,800       948,150
                                                                    ------------
----------------------------------------------------------------------------------
INVESTMENT MANAGEMENT  (1.0%)
Franklin Resources, Inc.                                     8,600       276,060
Merrill Lynch & Co., Inc.                                   31,025     1,356,103
Morgan Stanley Dean Witter & Co.                            41,176     2,014,330
T. Rowe Price Group, Inc.                                    3,700       102,712
                                                                    ------------
                                                                       3,749,205
                                                                    ------------
----------------------------------------------------------------------------------
LEISURE PRODUCTS  (0.2%)
Brunswick Corp.                                              2,900        51,881
Carnival Corp.                                              20,600       448,668
Hasbro, Inc.                                                 5,700        94,449
Mattel, Inc.                                                14,200       268,806
                                                                    ------------
                                                                         863,804
                                                                    ------------
----------------------------------------------------------------------------------
MANUFACTURING  (0.0%)
Power-One, Inc.(b)                                           5,000        39,550
                                                                    ------------
----------------------------------------------------------------------------------
MANUFACTURING / DIVERSIFIED  (0.1%)
PPG Industries, Inc.                                         6,200       302,746
                                                                    ------------
----------------------------------------------------------------------------------
MEDICAL PRODUCTS  (0.1%)
Zimmer Holdings, Inc.(b)                                     7,910       244,498
                                                                    ------------
----------------------------------------------------------------------------------
METAL PROCESSORS  (0.0%)
Thermo Electron Corp.(b)                                     6,000       126,840
                                                                    ------------
----------------------------------------------------------------------------------
METALS  (0.0%)
Inco Ltd.(b)                                                 4,300        58,652
Phelps Dodge Corp.                                           3,808       110,432
                                                                    ------------
                                                                         169,084
                                                                    ------------
----------------------------------------------------------------------------------
METALS & MINING  (0.3%)
Alcoa, Inc.                                                 31,532     1,017,538
                                                                    ------------
----------------------------------------------------------------------------------
MORTGAGE / ASSET BACKED OBLIGATIONS  (0.4%)
Freddie Mac                                                 25,000     1,695,500
                                                                    ------------
----------------------------------------------------------------------------------

                                                         SHARES
                                                           OR
                                                       PRINCIPAL       MARKET
                                                         AMOUNT        VALUE
COMMON STOCK  (CONTINUED)
----------------------------------------------------------------------------------
MOTOR VEHICLES  (0.2%)
Harley-Davidson, Inc.                                       11,900  $    538,594
Navistar International Corp.(b)                              2,000        60,000
TRW, Inc.                                                    3,400       114,886
                                                                    ------------
                                                                         713,480
                                                                    ------------
----------------------------------------------------------------------------------
MULTI-MEDIA  (1.3%)
AOL Time Warner, Inc.(b)                                   163,850     5,113,759
Viacom, Inc. Class A(b)                                      1,000        36,680
                                                                    ------------
                                                                       5,150,439
                                                                    ------------
----------------------------------------------------------------------------------
NATURAL GAS  (0.1%)
NICOR, Inc.                                                  1,400        54,446
People's Energy Corp.                                        1,000        38,290
Sempra Energy                                                6,515       152,451
                                                                    ------------
                                                                         245,187
                                                                    ------------
----------------------------------------------------------------------------------
OFFICE EQUIPMENT & SUPPLIES  (0.0%)
Xerox Corp.                                                 25,900       181,300
                                                                    ------------
----------------------------------------------------------------------------------
OIL & GAS  (5.7%)
Amerada Hess Corp.                                           3,600       211,500
Apache Corp.                                                 5,200       268,320
Ashland, Inc.                                                1,400        56,364
ChevronTexaco Corp.(b)                                      40,193     3,559,090
Conoco, Inc.                                                21,807       560,440
Devon Energy Corp.                                           5,301       203,028
Enron Corp.                                                 26,700       371,130
EOG Resources, Inc.                                          4,300       152,091
Exxon Mobil Corp.                                          255,078    10,062,828
Kinder Morgan, Inc.                                          4,200       208,446
Nabors Industries, Inc.(b)                                   6,391       196,459
Noble Drilling Corp.(b)                                      6,000       183,300
Rowan Cos., Inc.(b)                                          5,200        87,828
Royal Dutch Petroleum Co.                                   79,300     4,005,443
Sunoco, Inc.                                                 3,700       138,491
Transocean Sedco Forex, Inc.                                10,500       316,575
Unocal Corp.                                                 8,000       257,600
USX-Marathon Group                                          10,200       281,418
Williams Cos., Inc. (The)                                   17,800       513,886
                                                                    ------------
                                                                      21,634,237
                                                                    ------------
----------------------------------------------------------------------------------
OIL AND GAS FIELD MACHINERY  (0.5%)
Anadarko Petroleum Corp.                                     8,557       488,177
Burlington Resources, Inc.                                   8,400       312,900
Kerr-McGee Corp.                                             4,184       240,998
Phillips Petroleum Co.                                      15,300       832,473
                                                                    ------------
                                                                       1,874,548
                                                                    ------------
----------------------------------------------------------------------------------
OIL EQUIPMENT & SERVICES  (0.6%)
Baker Hughes, Inc.                                          13,570       486,213
Dynegy, Inc.                                                11,900       427,210
Halliburton Co.                                             14,200       350,598
Schlumberger Ltd.                                           20,400       987,768
                                                                    ------------
                                                                       2,251,789
                                                                    ------------
----------------------------------------------------------------------------------


                                    continued
                                                        N A T I O N W I D E   47

STATEMENT OF INVESTMENTS NATIONWIDE(R) S&P 500 INDEX FUND CONTINUED
--------------------------------------------------------------------------------
                                OCTOBER 31, 2001

                                                         SHARES
                                                           OR
                                                       PRINCIPAL       MARKET
                                                         AMOUNT        VALUE
COMMON STOCK  (CONTINUED)
----------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS  (0.5%)
Boise Cascade Corp.                                          2,200  $     62,832
Georgia Pacific Corp.                                        8,763       243,261
International Paper Co.                                     18,796       672,897
Louisiana-Pacific Corp.                                      3,500        25,200
Mead Corp.                                                   3,200        85,888
Pactiv Corp.(b)                                              5,200        84,240
Temple-Inland, Inc.                                          1,900        94,981
Westvaco Corp.                                               3,300        81,015
Weyerhaeuser Co.                                             7,500       374,325
Williamette Industries, Inc.                                 3,600       168,660
                                                                    ------------
                                                                       1,893,299
                                                                    ------------
----------------------------------------------------------------------------------
PHARMACEUTICALS  (0.2%)
Amerisourcebergen Corp.(b)                                   3,900       247,884
MedImmune, Inc.(b)                                           8,300       325,692
                                                                    ------------
                                                                         573,576
                                                                    ------------
----------------------------------------------------------------------------------
PHOTOGRAPHIC  (0.1%)
Eastman Kodak Co.                                           11,500       294,055
                                                                    ------------
----------------------------------------------------------------------------------
POLLUTION CONTROL  (0.2%)
Allied Waste Industries, Inc.(b)                             6,500        64,480
Waste Management, Inc.                                      24,400       597,800
                                                                    ------------
                                                                         662,280
                                                                    ------------
----------------------------------------------------------------------------------
PRINTING & PUBLISHING  (0.5%)
American Greetings Corp. Class A                             2,300        32,246
Donnelley (R.R.) & Sons Co.                                  3,000        76,500
Dow Jones & Co., Inc.                                        2,800       126,000
Gannett Co., Inc.                                           10,400       657,280
Knight-Ridder, Inc.                                          2,800       157,500
McGraw-Hill Cos., Inc. (The)                                 7,900       415,382
Meredith Corp.                                               1,500        49,500
New York Times Co. (The) Class A                             5,700       235,125
Tribune Co.                                                  9,857       297,681
                                                                    ------------
                                                                       2,047,214
                                                                    ------------
----------------------------------------------------------------------------------
RAILROADS  (0.4%)
Burlington Northern Santa Fe Corp.                          14,900       400,363
CSX Corp.                                                    9,000       303,300
Norfolk Southern Corp.                                      12,400       207,700
Union Pacific Corp.                                          8,400       436,884
                                                                    ------------
                                                                       1,348,247
                                                                    ------------
----------------------------------------------------------------------------------
REAL ESTATE  (0.1%)
Equity Office Properties Trust                              16,400       467,400
                                                                    ------------
----------------------------------------------------------------------------------
RESTAURANTS  (0.5%)
Darden Restaurants, Inc.                                     5,500       176,110
McDonald's Corp.                                            49,100     1,280,037
Tricon Global Restaurants, Inc.(b)                           4,600       232,714
Wendy's International, Inc.                                  3,700        97,310
                                                                    ------------
                                                                       1,786,171
                                                                    ------------
----------------------------------------------------------------------------------
RETAIL  (5.3%)
Autozone, Inc.(b)                                            4,500       263,385
Bed Bath & Beyond, Inc.(b)                                  11,600       290,696

                                                           SHARES
                                                             OR
                                                          PRINCIPAL       MARKET
                                                           AMOUNT        VALUE
COMMON STOCK  (CONTINUED)
----------------------------------------------------------------------------------
RETAIL  (CONTINUED)
Best Buy Co., Inc.(b)                                        7,300  $    400,770
Big Lots, Inc.(b)                                            2,500        18,250
Circuit City Stores-Circuit City Group                       9,300       127,596
Costco Wholesale Corp.(b)                                   17,500       662,025
CVS Corp.                                                   15,300       365,670
Dillard's, Inc. Class A                                      3,100        40,145
Dollar General Corp.                                        10,910       155,904
Family Dollar Stores, Inc.                                   7,500       216,450
Federated Department Stores, Inc.(b)                         7,800       249,522
Gap, Inc. (The)                                             31,200       407,784
Home Depot, Inc.                                            86,250     3,297,338
Kmart Corp.(b)                                              21,100       129,343
Kohl's Corp.(b)                                             11,700       650,637
Limited, Inc. (The)                                         13,200       147,180
Lowe's Cos., Inc.                                           27,700       944,570
May Department Stores Co. (The)                             10,000       314,500
Nordstrom, Inc.                                              2,900        40,890
Office Depot, Inc.(b)                                       13,000       176,800
Penney (J.C) Co., Inc.                                      10,300       223,716
Sears, Roebuck & Co.                                        12,300       476,871
Staples, Inc.(b)                                            17,800       259,524
Starbucks Corp.(b)                                          14,800       253,376
Target Corp.                                                32,200     1,003,030
Tiffany & Co.                                                4,700       109,933
TJX Cos., Inc. (The)                                        11,300       381,940
Toys 'R' Us, Inc.(b)                                         6,600       125,400
Wal-Mart Stores, Inc.                                      165,300     8,496,419
                                                                    ------------
                                                                      20,229,664
                                                                    ------------
----------------------------------------------------------------------------------
RETAIL / FOOD & DRUG  (0.9%)
Albertson's, Inc.                                           16,034       511,645
Kroger Co.(b)                                               29,700       726,462
Safeway, Inc.(b)                                            19,400       808,010
Supervalu, Inc.                                              3,100        66,154
Walgreen Co.                                                36,600     1,185,108
Winn-Dixie Stores, Inc.                                      4,600        50,876
                                                                    ------------
                                                                       3,348,255
                                                                    ------------
----------------------------------------------------------------------------------
SEMICONDUCTORS  (0.6%)
Advanced Micro Devices, Inc.(b)                             11,200       110,208
Analog Devices, Inc.(b)                                     12,800       486,400
Applied Materials, Inc.(b)                                  29,500     1,006,245
Micron Technology, Inc.(b)                                  21,400       487,064
Novellus Systems, Inc.(b)                                    5,600       184,968
Vitesse Semiconductor Corp.(b)                               7,800        73,632
                                                                    ------------
                                                                       2,348,517
                                                                    ------------
----------------------------------------------------------------------------------
SERVICES  (0.5%)
Autodesk, Inc.                                               2,600        86,372
Deluxe Corp.                                                 2,300        80,500
Equifax, Inc.                                                4,500       100,620
IMS Health, Inc.                                             9,700       207,289
Omnicom Group                                                7,300       560,494
Paychex, Inc.                                               14,575       467,275
Robert Half International, Inc.(b)                           5,900       121,717
Ryder System, Inc.                                           2,000        37,400


                                    continued
48   N A T I O N W I D E

STATEMENT OF INVESTMENTS NATIONWIDE(R) S&P 500 INDEX FUND CONTINUED
--------------------------------------------------------------------------------
                                OCTOBER 31, 2001

                                                         SHARES
                                                           OR
                                                       PRINCIPAL       MARKET
                                                         AMOUNT        VALUE
COMMON STOCK  (CONTINUED)
----------------------------------------------------------------------------------
SERVICES  (CONTINUED)
Sabre Holdings, Inc.(b)                                      4,317  $    113,537
TMP Worldwide, Inc.(b)                                       4,300       128,355
                                                                    ------------
                                                                       1,903,559
                                                                    ------------
----------------------------------------------------------------------------------
STEEL  (0.1%)
Allegheny Teledyne, Inc.                                     2,200        32,560
Nucor Corp.                                                  2,900       119,770
USX-U.S. Steel Group, Inc.                                   2,900        41,731
Worthington Industries, Inc.                                 2,800        36,400
                                                                    ------------
                                                                         230,461
                                                                    ------------
----------------------------------------------------------------------------------
TECHNOLOGY  (0.0%)
Comverse Technology, Inc.(b)                                 7,000       131,670
                                                                    ------------
----------------------------------------------------------------------------------
TELECOMMUNICATIONS  (4.5%)
ADC Telecommunications, Inc.(b)                             32,893       149,663
ALLTEL Corp.                                                11,000       628,540
Andrew Corp.(b)                                              4,200        76,314
AT&T Corp.                                                 127,534     1,944,894
AT&T Wireless Services, Inc.(b)                             91,799     1,325,578
Bellsouth Corp.                                             69,300     2,564,100
CenturyTel, Inc.                                             6,200       195,920
Nextel Communications, Inc.(b)                              30,300       240,885
QUALCOMM, Inc.(b)                                           28,000     1,375,360
Qwest Communications International, Inc.                    60,911       788,797
SBC Communications, Inc.                                   124,541     4,746,257
Scientific-Atlanta, Inc.                                     6,700       139,829
Sprint Corp. (FON Group)                                    34,300       686,000
Sprint Corp. (PCS Group)(b)                                 33,600       749,280
Univision Communications, Inc.(b)                            6,800       170,000
Worldcom, Inc.(b)                                          104,844     1,410,152
                                                                    ------------
                                                                      17,191,569
                                                                    ------------
----------------------------------------------------------------------------------
TIRE & RUBBER  (0.0%)
Cooper Tire & Rubber Co.                                       900        11,889
Goodyear Tire & Rubber Co.                                   6,400       119,232
                                                                    ------------
                                                                         131,121
                                                                    ------------
----------------------------------------------------------------------------------
TOBACCO  (0.1%)
UST, Inc.                                                    5,700       191,577
                                                                    ------------
----------------------------------------------------------------------------------
UTILITIES  (2.3%)
AES Corp. (The)(b)                                          18,765       259,895
Allegheny Energy, Inc.                                       5,600       204,680
Ameren Corp.                                                 4,100       164,410
American Electric Power Co., Inc.                           12,740       533,806
Calpine Corp.(b)                                            10,700       264,825
Cinergy Corp.                                                4,700       141,846
CMS Energy Corp.                                             6,200       133,362
Consolidated Edison, Inc.                                    7,000       276,430
Constellation Energy Group, Inc.                             6,800       152,116
Dominion Resources, Inc.                                     9,367       572,511
DTE Energy Co.                                               6,200       258,478
Duke Power Co.                                              29,600     1,136,936
Edison International(b)                                     10,700       152,047

                                                         SHARES
                                                           OR
                                                       PRINCIPAL       MARKET
                                                         AMOUNT        VALUE
COMMON STOCK  (CONTINUED)
----------------------------------------------------------------------------------
UTILITIES  (CONTINUED)
Entergy Corp.                                                7,300  $    283,605
FirstEnergy Corp.                                            9,200       317,032
Florida Power & Light, Inc.                                  7,200       382,320
GPU, Inc.                                                    5,500       218,075
Niagara Mohawk Holdings, Inc.(b)                             5,300        94,976
NiSource, Inc.                                               8,627       204,891
PG&E Corp.                                                  12,100       218,526
Pinnacle West Capital Corp.                                  2,800       118,020
PP&L Resources, Inc.                                         4,800       163,920
Progress Energy, Inc.                                        7,100       299,407
Public Service Enterprise Group, Inc.                        7,600       299,136
Reliant Energy, Inc.                                        12,300       343,785
Southern Co.                                                26,700       638,130
TECO Energy, Inc.                                            5,200       133,900
TXU Corp.                                                   10,300       472,152
Xcel Energy, Inc.                                           11,310       319,847
                                                                    ------------
                                                                       8,759,064
                                                                    ------------
TOTAL COMMON STOCK                                                   355,263,049
                                                                    ------------

REFERRED STOCK  (0.0%)
----------------------------------------------------------------------------------
CONSUMER NON-DURABLE  (0.0%)
Alberto Culver Co. Class B                                   1,600        67,600
                                                                    ------------
TOTAL PREFERRED STOCK                                                     67,600
                                                                    ------------

U.S. TREASURY BILL  (0.6%)
----------------------------------------------------------------------------------
3.33%, 11/23/01 (c)                                   $  2,185,000     2,182,181
                                                                    ------------
TOTAL U.S. TREASURY BILL                                               2,182,181
                                                                    ------------

REPURCHASE AGREEMENT  (6.4%)
----------------------------------------------------------------------------------
Fifth Third Bank, 2.36%, 11/01/01
(Fully collateralized by FHSTR)                         24,564,186    24,564,186
                                                                    ------------
TOTAL REPURCHASE AGREEMENT                                            24,564,186
                                                                    ------------
TOTAL INVESTMENTS (Cost $476,555,754) (a) - (100.0%)                 382,077,016
OTHER ASSETS IN EXCESS OF LIABILITIES - (0.0%)                           128,213
                                                                    ------------
NET ASSETS - (100.0%)                                               $382,205,229
                                                                    ============
----------------------------------------------------------------------------------

(a) REPRESENTS COST FOR FINANCIAL REPORTING PURPOSES AND DIFFERS FROM COST BASIS FOR FEDERAL INCOME TAX PURPOSES BY THE AMOUNT OF LOSSES RECOGNIZED FOR FINANCIAL REPORTING IN EXCESS OF FEDERAL INCOME TAX REPORTING OF $1,552,491. COST FOR FEDERAL INCOME TAX PURPOSES DIFFERS FROM VALUE BY NET UNREALIZED DEPRECIATION OF SECURITIES AS FOLLOWS:
     UNREALIZED APPRECIATION         $   13,914,192
     UNREALIZED DEPRECIATION           (109,945,421)
                                     --------------
     NET UNREALIZED DEPRECIATION     $  (96,031,229)
                                     ==============
(b)  DENOTES  A  NON-INCOME  PRODUCING  SECURITY.
(c)  PLEDGED  AS  COLLATERAL  FOR  FUTURES.
ADR       American Depositary Receipt
FHSTR     Freddie Mac Strip

AT OCTOBER 31, 2001, THE FUND'S OPEN LONG FUTURES CONTRACTS WERE AS FOLLOWS:

                                                        UNREALIZED
                                       MARKET VALUE    APPRECIATION
NUMBER OF  LONG                          COVERED      (DEPRECIATION)
CONTRACTS  CONTRACTS      EXPIRATION   BY CONTRACTS     AT 10/31/01
--------------------------------------------------------------------
      102  S&P 500 Index    12/21/01  $    27,047,850  $     287,176

SEE NOTES TO FINANCIAL STATEMENTS.


                                                        N A T I O N W I D E   49

STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------------------------------------------------
                                                   OCTOBER 31, 2001

                                                                   NATIONWIDE   NATIONWIDE        NATIONWIDE    NATIONWIDE
                                                               MID CAP MARKET    SMALL CAP     INTERNATIONAL    BOND INDEX
                                                                   INDEX FUND   INDEX FUND        INDEX FUND          FUND
                                                              ----------------  ------------  ---------------  ------------
ASSETS:
Investments, at value (cost $33,918,403; $15,879,764; 44,740,829
     and $53,831,767; respectively)                           $    32,337,216   $14,733,112   $   43,482,274   $55,029,431
Repurchase agreements, at cost                                      3,404,812       712,225        9,836,605    12,548,578
                                                              ----------------  ------------  ---------------  ------------

     Total Investments                                             35,742,028    15,445,337       53,318,879    67,578,009
                                                              ----------------  ------------  ---------------  ------------
Cash                                                                        -         7,719                -     1,154,476
Foreign currency, at value (cost $0; $0; $345,863
     and $0; respectively)                                                  -             -          344,564             -
Interest and dividends receivable                                      16,412         6,381            9,737       621,945
Receivable for investments sold                                             -         9,841       12,874,889       765,258
Receivable from adviser                                                 5,943         4,854                -         9,066
Net receivable for variation margin on futures contracts               36,800        11,850            7,418             -
Prepaid expenses and other assets                                         252            87               76           185
                                                              ----------------  ------------  ---------------  ------------
     Total Assets                                                  35,801,435    15,486,069       66,555,563    70,128,939
                                                              ----------------  ------------  ---------------  ------------
LIABILITIES:
Payable to adviser                                                          -             -           15,739             -
Payable to custodian                                                        -             -              353             -
Distributions payable                                                       -             -                -       118,425
Payable for investments purchased                                      17,929             -       23,147,567    14,528,324
Net unrealized depreciation for forward currency contracts                  -             -           11,432             -
Accrued expenses and other payables
   Investment advisory fees                                             3,450         1,380            3,580         4,653
   Fund administration fees                                             6,370         6,370            6,370         6,370
   Transfer agent fees                                                    236           132              858           265
   Distribution fees                                                    1,826           815              362         1,891
   Administrative servicing fees                                          750           450              164         1,127
   Other                                                               18,811        12,328           10,922        14,699
                                                              ----------------  ------------  ---------------  ------------
     Total Liabilities                                                 49,372        21,475       23,197,347    14,675,754
                                                              ----------------  ------------  ---------------  ------------

NET ASSETS                                                    $    35,752,063   $15,464,594   $   43,358,216   $55,453,185
                                                              ================  ============  ===============  ============

REPRESENTED BY:
Capital                                                       $    37,520,159   $16,612,044   $   45,421,410   $54,181,919
Accumulated net investment income (loss)                               56,341        16,505           19,886         1,075
Accumulated net realized gains (losses) from investments, futures,
     and foreign currency transactions                               (230,977)      (17,198)        (768,082)       72,527
Net unrealized appreciation (depreciation) on investments, futures, and translation of assets and liabilities denominated
     in foreign currencies                                         (1,593,460)   (1,146,757)      (1,314,998)    1,197,664
                                                              ----------------  ------------  ---------------  ------------

NET ASSETS                                                    $    35,752,063   $15,464,594   $   43,358,216   $55,453,185
                                                              ================  ============  ===============  ============

NET ASSETS:
Class A Shares                                                $     9,027,574   $ 4,098,137   $   10,876,939   $ 9,693,233
Class B Shares                                                          5,775             -           58,895        10,169
Institutional Class Shares                                         26,718,714    11,366,457       32,422,382    45,749,783
                                                              ----------------  ------------  ---------------  ------------

Total                                                         $    35,752,063   $15,464,594   $   43,358,216   $55,453,185
                                                              ================  ============  ===============  ============

SHARES OUTSTANDING (unlimited number of shares authorized):
Class A Shares                                                        922,532       491,638        1,708,386       886,894
Class B Shares                                                            593             -            9,321           930
Institutional Class Shares                                          2,714,751     1,356,070        5,091,189     4,188,945
                                                              ----------------  ------------  ---------------  ------------
Total                                                               3,637,876     1,847,708        6,808,896     5,076,769
                                                              ================  ============  ===============  ============

NET ASSET VALUE:
Class A Shares                                                $          9.79   $      8.34   $         6.37   $     10.93
Class B Shares*                                               $          9.74             -   $         6.32   $     10.93
Institutional Class Shares**                                  $          9.84   $      8.38   $         6.37   $     10.92
MAXIMUM OFFERING PRICE PER SHARE (100%/
(100%-maximum sales charge) of
     net asset value adjusted to the nearest cent):
Class A Shares                                                $         10.39   $      8.85   $         6.76   $     11.60
                                                              ----------------  ------------  ---------------  ------------
Maximum sales charge - Class A Shares                                    5.75%         5.75%            5.75%         5.75%
                                                              ================  ============  ===============  ============

*     FOR CLASS B SHARES, THE REDEMPTION PRICE PER SHARE VARIES BY THE LENGTH OF TIME SHARES ARE HELD.
**    NOT SUBJECT TO A FRONT-END SALES CHARGE.


SEE NOTES TO FINANCIAL STATEMENTS.


50   N A T I O N W I D E

STATEMENT OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------------------------------
                                       OCTOBER 31, 2001

                                                                                     NATIONWIDE
                                                                                        S&P 500
                                                                                     INDEX FUND
                                                                                    -------------
Assets:
Investments, at value (cost $451,991,568)                                           $357,512,830
Repurchase agreements, at cost                                                        24,564,186
                                                                                    -------------
     Total Investments                                                               382,077,016
                                                                                    -------------
Interest and dividends receivable                                                        304,243
Receivable for investments sold                                                            8,607
Receivable from adviser                                                                   11,854
Net receivable for variation margin on futures contracts                                  34,259
Prepaid expenses and other assets                                                          6,271
                                                                                    -------------
     Total Assets                                                                    382,442,250
                                                                                    -------------
LIABILITIES:
Payable for investments purchased                                                         16,338
Accrued expenses and other payables
   Investment advisory fees                                                               42,351
   Fund administration fees                                                               16,289
   Transfer agent fees                                                                    11,288
   Distribution fees                                                                      32,086
   Administrative servicing fees                                                          57,370
   Other                                                                                  61,299
                                                                                    -------------
     Total Liabilities                                                                   237,021
                                                                                    -------------
NET ASSETS                                                                          $382,205,229
                                                                                    -------------

REPRESENTED BY:
Capital                                                                             $483,402,824
Accumulated net investment income (loss)                                                 324,172
Accumulated net realized gains (losses) from investments and futures transactions     (7,330,205)
Net unrealized appreciation (depreciation) on investments and futures                (94,191,562)
                                                                                    -------------
NET ASSETS                                                                          $382,205,229
                                                                                    =============
NET ASSETS:
Class A Shares                                                                      $  3,236,683
Class B Shares                                                                         1,878,618
Institutional Class Shares                                                           107,954,549
Service Class Shares                                                                 233,942,566
Institutional Service Class Shares                                                    35,097,015
Local Fund Shares                                                                         95,798
                                                                                    -------------
Total                                                                               $382,205,229
                                                                                    =============
SHARES OUTSTANDING (unlimited number of shares authorized):
Class A Shares                                                                           354,737
Class B Shares                                                                           206,736
Institutional Class Shares                                                            11,799,785
Service Class Shares                                                                  25,670,315
Institutional Service Class Shares                                                     3,838,323
Local Fund Shares                                                                         10,448
                                                                                    -------------
Total                                                                                 41,880,344
                                                                                    =============

NET ASSET VALUE:
Class A Shares                                                                      $       9.12
Class B Shares*                                                                     $       9.09
Institutional Class Shares**                                                        $       9.15
Service Class Shares**                                                              $       9.11
Institutional Service Class Shares**                                                $       9.14
Local Fund Shares**                                                                 $       9.17
MAXIMUM OFFERING PRICE PER SHARE (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares                                                                      $       9.68
                                                                                    -------------
Maximum Sales Load - Class A Shares                                                         5.75%
                                                                                    =============

*   FOR CLASS B SHARES, THE REDEMPTION PRICE PER SHARE VARIES BY THE LENGTH OF TIME SHARES ARE
    HELD.
**  NOT SUBJECT TO A FRONT-END SALES CHARGE.

SEE NOTES TO FINANCIAL STATEMENTS.


                                                        N A T I O N W I D E   51

STATEMENTS OF OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
                                         FOR THE YEAR ENDED OCTOBER 31, 2001

                                                                     NATIONWIDE    NATIONWIDE       NATIONWIDE    NATIONWIDE
                                                                 MID CAP MARKET     SMALL CAP    INTERNATIONAL    BOND INDEX
                                                                     INDEX FUND    INDEX FUND       INDEX FUND          FUND
                                                                ----------------  ------------  ---------------  ------------
INVESTMENT INCOME:
   Interest income                                              $       202,055   $    90,944   $       91,440   $   732,975
   Dividend income (net of foreign withholding tax of
       $0; $0; $295 and $0; respectively)                                17,413         7,306           13,640             -
   Master expenses                                                      (11,490)       (4,941)          (3,592)      (12,672)
                                                                ----------------  ------------  ---------------  ------------
     Total Income                                                       207,978        93,309          101,488       720,303
                                                                ----------------  ------------  ---------------  ------------
EXPENSES:
   Investment advisory fees                                               3,450         1,380            3,580         4,653
   Fund administration fees                                              75,000        75,000           75,000        75,000
   Distribution fees Class A                                             13,935         3,972            2,106         7,705
   Distribution fees Class B                                                  7             -              538             6
   Administrative servicing fees Class A                                  4,109         2,338              938         5,668
   Accounting fees                                                          210            94              237            93
   Transfer agent fees                                                    1,864         1,061            7,906         1,523
   Trustees' fees                                                           832           179              243           301
   Professional fees                                                     14,689         7,932            8,555         6,579
   Custodian fees                                                         1,803         1,511            1,690         2,044
   Insurance fees                                                           177            93            6,610         3,898
   Registration and filing fees                                          27,932         5,455           34,617         4,359
   Printing                                                              17,141        10,877           17,022        13,385
   Other                                                                  1,758         1,058            2,279         1,291
                                                                ----------------  ------------  ---------------  ------------
     Total expenses before reimbursed expenses                          162,907       110,950          161,321       126,505
   Expenses reimbursed                                                  (97,331)      (89,925)        (139,279)      (84,771)
                                                                ----------------  ------------  ---------------  ------------
     Total Expenses                                                      65,576        21,025           22,042        41,734
                                                                ----------------  ------------  ---------------  ------------
NET INVESTMENT INCOME (LOSS)                                            142,402        72,284           79,446       678,569
                                                                ----------------  ------------  ---------------  ------------
REALIZED/UNREALIZED GAINS (LOSSES)
 FROM INVESTMENTS:
   Net realized gains (losses) on investments, futures, and
     foreign currency transactions                                     (107,859)       16,529         (732,757)       53,191
   Net change in unrealized appreciation/depreciation on
     investments, futures, and translation of assets and
     liabilities denominated in foreign currencies                   (2,067,718)   (1,094,802)      (1,100,661)    1,198,945
                                                                ----------------  ------------  ---------------  ------------

  Net realized/unrealized gains (losses) on investments,
    futures, and foreign currencies                                  (2,175,577)   (1,078,273)      (1,833,418)    1,252,136
                                                                ----------------  ------------  ---------------  ------------

CHANGE IN NET ASSETS RESULTING FROM
OPERATIONS                                                      $    (2,033,175)  $(1,005,989)  $   (1,753,972)  $ 1,930,705
                                                                ================  ============  ===============  ============

SEE NOTES TO FINANCIAL STATEMENTS.


52   N A T I O N W I D E

STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------------------------
                           FOR THE YEAR ENDED OCTOBER 31, 2001


                                                                                     NATIONWIDE
                                                                                        S&P 500
                                                                                     INDEX FUND
                                                                                   --------------
INVESTMENT INCOME:
  Interest income                                                                  $     310,754
  Dividend income (net of foreign withholding tax of $13,719)                          4,413,288
                                                                                   --------------
     Total Income                                                                      4,724,042
                                                                                   --------------
EXPENSES:
  Investment advisory fees                                                               462,590
  Fund administration fees                                                               177,923
  Distribution fees Class A                                                                6,504
  Distribution fees Class B                                                               15,748
  Distribution fees Service Class                                                        326,898
  Distribution fees Local Class                                                            5,432
  Administrative servicing fees Service Class                                            540,167
  Administrative servicing fees Institutional Service Class                               82,334
  Accounting fees                                                                         14,140
  Transfer agent fees                                                                     99,084
  Trustees' fees                                                                          18,179
  Professional fees                                                                       63,409
  Custodian fees                                                                          44,986
  Insurance fees                                                                           4,143
  Registration and filing fees                                                            68,369
  Printing                                                                                89,194
  Other                                                                                   30,204
                                                                                   --------------
     Total expenses before reimbursed expenses                                         2,049,304
Expenses reimbursed                                                                     (238,754)
                                                                                   --------------
Total Expenses                                                                         1,810,550
                                                                                   --------------
NET INVESTMENT INCOME (LOSS)                                                           2,913,492
                                                                                   --------------


REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
   Net realized gains (losses) on investments and futures transactions                (5,623,361)
   Net change in unrealized appreciation/depreciation on investments and futures     (99,594,424)
                                                                                   --------------
   Net realized/unrealized gains (losses) on investments and futures                (105,217,785)
                                                                                   --------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                                     $(102,304,293)
                                                                                   ==============

SEE NOTES TO FINANCIAL STATEMENTS.


                                                        N A T I O N W I D E   53

STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------------------------------------

                                                          NATIONWIDE MID CAP MARKET INDEX FUND  NATIONWIDE SMALL CAP INDEX FUND

                                                              YEAR ENDED       PERIOD ENDED      YEAR ENDED      PERIOD ENDED
                                                             OCTOBER 31,        OCTOBER 31,     OCTOBER 31,       OCTOBER 31,
                                                                    2001           2000 (A)            2001          2000 (A)
                                                           ----------------  ----------------  ---------------  ---------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income (loss)                             $       142,402   $        68,529   $       72,284   $        8,060
  Net realized gains (losses) on investments and futures
     transactions                                                 (107,859)          458,618           16,529          (33,750)
  Net change in unrealized appreciation/depreciation on
     investments and futures                                    (2,067,718)          474,258       (1,094,802)         (51,955)
                                                           ----------------  ----------------  ---------------  ---------------
Change in net assets resulting from operations                  (2,033,175)        1,001,405       (1,005,989)         (77,645)
                                                           ----------------  ----------------  ---------------  ---------------
DISTRIBUTIONS TO CLASS A SHAREHOLDERS FROM:
  Net investment income                                            (35,894)          (19,837)         (12,050)             (72)
  Net realized gains on investments                               (133,571)                -                -                -
  In excess of net realized gains on investments                   (28,179)                -                -                -
DISTRIBUTIONS TO CLASS B SHAREHOLDERS FROM:
  Net realized gains on investments                                  (1)(b)                -                -                -
DISTRIBUTIONS TO INSTITUTIONAL CLASS SHAREHOLDERS FROM:
  Net investment income                                            (90,576)          (35,508)         (48,514)          (4,448)
  Net realized gains on investments                               (325,046)                -                -                -
  In excess of net realized gains on investments                   (68,575)                -                -                -
                                                           ----------------  ----------------  ---------------  ---------------
Change in net assets from shareholder distributions               (681,842)          (55,345)         (60,564)          (4,520)
                                                           ----------------  ----------------  ---------------  ---------------
Change in net assets from capital transactions                  27,461,276        10,059,744       14,197,846        2,415,466
                                                           ----------------  ----------------  ---------------  ---------------
Change in net assets                                            24,746,259        11,005,804       13,131,293        2,333,301
NET ASSETS:
  Beginning of period                                           11,005,804                 -        2,333,301                -
                                                           ----------------  ----------------  ---------------
  End of period                                            $    35,752,063   $    11,005,804   $   15,464,594   $    2,333,301
                                                           ================  ================  ===============  ===============


(A)  FOR THE PERIOD FROM DECEMBER 29, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 2000.
(B)  FOR THE PERIOD FROM MAY 25, 2001 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 2001.

SEE NOTES TO FINANCIAL STATEMENTS.


54   N A T I O N W I D E

STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------------

                                                            NATIONWIDE INTERNATIONAL INDEX FUND   NATIONWIDE BOND INDEX FUND

                                                                YEAR ENDED       PERIOD ENDED     YEAR ENDED     PERIOD ENDED
                                                               OCTOBER 31,        OCTOBER 31,     OCTOBER 31,     OCTOBER 31,
                                                                      2001           2000 (A)            2001        2000 (A)
                                                             ----------------  ----------------  -------------  --------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income (loss)                               $        79,446   $         8,898   $    678,569   $     128,031
  Net realized gains (losses) on investments, futures,
    and foreign currency transactions                               (732,757)          (29,582)        53,191             (85)
  Net change in unrealized appreciation/depreciation on
     investments, futures, and translation of assets and
     liabilities denominated in foreign currencies                (1,100,661)         (214,337)     1,198,945          (1,281)
                                                             ----------------  ----------------  -------------  --------------
Change in net assets resulting from operations                    (1,753,972)         (235,021)     1,930,705         126,665
                                                             ----------------  ----------------  -------------  --------------

DISTRIBUTIONS TO CLASS A SHAREHOLDERS FROM:
  Net investment income                                               (8,567)             (947)      (155,269)        (74,037)
  Net realized gains on investments                                        -                 -         (4,108)              -
DISTRIBUTIONS TO CLASS B SHAREHOLDERS FROM:
  Net investment income                                                 (300)              (68)        (17)(b)              -
DISTRIBUTIONS TO INSTITUTIONAL CLASS SHAREHOLDERS FROM:
  Net investment income                                              (59,882)           (6,232)      (523,283)        (53,994)
  Net realized gains on investments                                        -                 -        (36,451)              -
                                                             ----------------  ----------------  -------------  --------------
Change in net assets from shareholder distributions                  (68,749)           (7,247)      (719,128)       (128,031)
                                                             ----------------  ----------------  -------------  --------------
Change in net assets from capital transactions                    42,038,923         3,384,282     42,126,308      12,116,666
                                                             ----------------  ----------------  -------------  --------------
Change in net assets                                              40,216,202         3,142,014     43,337,885      12,115,300
NET ASSETS:
  Beginning of period                                              3,142,014                 -     12,115,300               -
                                                             ----------------  ----------------  -------------  --------------
  End of period                                              $    43,358,216   $     3,142,014   $ 55,453,185   $  12,115,300
                                                             ================  ================  =============  ==============

(A)  FOR THE PERIOD FROM DECEMBER 29, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 2000.
(B)  FOR THE PERIOD FROM OCTOBER 12, 2001 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 2001.

SEE NOTES TO FINANCIAL STATEMENTS.


                                                        N A T I O N W I D E   55

STATEMENTS OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------------------------

                                                                                 NATIONWIDE S&P 500 INDEX FUND

                                                                                    YEAR ENDED     YEAR ENDED
                                                                                   OCTOBER 31,     OCTOBER 31,
                                                                                       2001           2000
                                                                                  --------------  -------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income (loss)                                                    $   2,913,492   $  1,326,241
  Net realized gains (losses) on investments and futures transactions                (5,623,361)     3,241,638
  Net change in unrealized appreciation/depreciation on investments and futures     (99,594,424)    (2,668,152)
                                                                                  --------------  -------------
Change in net assets resulting from operations                                     (102,304,293)     1,899,727
                                                                                  --------------  -------------
DISTRIBUTIONS TO CLASS A SHAREHOLDERS FROM:
  Net investment income                                                                 (15,838)     (7,630)(a)
  Net realized gains on investments                                                     (20,448)             -
  In excess of net realized gains on investments                                        (11,359)             -
DISTRIBUTIONS TO CLASS B SHAREHOLDERS FROM:
  Net investment income                                                                  (1,135)     (2,082)(a)
  Net realized gains on investments                                                     (11,416)             -
  In excess of net realized gains on investments                                         (6,341)             -
DISTRIBUTIONS TO INSTITUTIONAL CLASS SHAREHOLDERS FROM:
  Net investment income                                                                (949,648)   (188,661)(a)
  Net realized gains on investments                                                    (821,105)             -
  In excess of net realized gains on investments                                       (456,130)             -
DISTRIBUTIONS TO SERVICE CLASS SHAREHOLDERS FROM:
  Net investment income                                                              (1,431,220)      (701,651)
  Net realized gains on investments                                                  (1,822,036)      (150,290)
  In excess of net realized gains on investments                                     (1,012,155)             -
DISTRIBUTIONS TO INSTITUTIONAL SERVICE CLASS SHAREHOLDERS FROM:
  Net investment income                                                                (272,466)      (166,197)
  Net realized gains on investments                                                    (298,259)       (32,896)
  In excess of net realized gains on investments                                       (165,686)             -

DISTRIBUTIONS TO LOCAL FUND SHAREHOLDERS FROM:
  Net investment income                                                                 (72,940)      (168,632)
  Net realized gains on investments                                                     (99,263)       (53,732)
  In excess of net realized gains on investments                                        (55,141)             -
                                                                                  --------------  -------------
Change in net assets from shareholder distributions                                  (7,522,586)    (1,471,771)
                                                                                  --------------  -------------
Change in net assets from capital transactions                                      164,726,629    206,766,300
                                                                                  --------------  -------------
Change in net assets                                                                 54,899,750    207,194,256
                                                                                  --------------  -------------

NET ASSETS:
  Beginning of period                                                               327,305,479    120,111,223
                                                                                  --------------  -------------
  End of period                                                                   $ 382,205,229   $327,305,479
                                                                                  ==============  =============

(A) FOR THE PERIOD FROM DECEMBER 29, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 2000.

SEE NOTES TO FINANCIAL STATEMENTS.


56   N A T I O N W I D E

FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------
                     SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

                                                                    CLASS A SHARES           CLASS B SHARES
                                                               YEAR ENDED     PERIOD ENDED    PERIOD ENDED
NATIONWIDE MID CAP MARKET INDEX FUND                           OCTOBER 31,    OCTOBER 31,     OCTOBER 31,
                                                                  2001          2000(A)         2001(D)
                                                              -------------  --------------  --------------
NET ASSET VALUE - BEGINNING OF PERIOD                         $      11.77   $       10.00   $       11.62
                                                              -------------  --------------  --------------
INVESTMENT ACTIVITIES:
Net investment income (loss)                                          0.07            0.09               -
Net realized and unrealized gains (losses) on investments            (1.50)           1.76           (1.83)
                                                              -------------  --------------  --------------
     Total investment activities                                     (1.43)           1.85           (1.83)
                                                              -------------  --------------  --------------
DISTRIBUTIONS:
Net investment income                                                (0.08)          (0.08)              -
Net realized gains                                                   (0.39)              -           (0.04)
In excess of net realized gains                                      (0.08)              -           (0.01)
                                                              -------------  --------------  --------------
     Total distributions                                             (0.55)          (0.08)          (0.05)
                                                              -------------  --------------  --------------
Net increase (decrease) in net asset value                           (1.98)           1.77           (1.88)
                                                              -------------  --------------  --------------
NET ASSET VALUE - END OF PERIOD                               $       9.79   $       11.77   $        9.74
                                                              =============  ==============  ==============

     Total Return (excluding sales charge)                         (12.57%)       18.51%(b)     (16.05%)(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets, at end of period (000)                            $      9,028   $       3,049   $           6
Ratio of expenses to average net assets                               0.81%        0.81%(c)        1.41%(c)
Ratio of net investment income (loss) to average net assets           0.56%        0.95%(c)      (0.38%)(c)
Ratio of expenses to average net assets*                              1.27%        3.12%(c)        3.66%(c)
Portfolio turnover**                                                119.76%          35.19%         119.76%

                                                                               Institutional Class Shares
                                                                               Year Ended     Period Ended
                                                                              October 31,      October 31,
                                                                                     2001          2000(a)+
                                                                             --------------  --------------

NET ASSET VALUE - BEGINNING OF PERIOD                                                11.80   $       10.00
                                                                             --------------  --------------
INVESTMENT ACTIVITIES:
Net investment income (loss)                                                           .10            0.14
Net realized and unrealized gains (losses) on investments                            (1.49)           1.76
                                                                             --------------  --------------
     Total investment activities                                                     (1.39)           1.90
                                                                             --------------  --------------
DISTRIBUTIONS:
Net Investment Income                                                                (0.10)          (0.10)
Net realized gains                                                                   (0.39)              -
In excess of net realized gains                                                      (0.08)              -
     Total distributions                                                             (0.57)          (0.10)
                                                                             --------------  --------------
Net increase (decrease) in net asset value                                           (1.96)           1.80
                                                                             --------------  --------------
NET ASSET VALUE - END OF PERIOD                                                       9.84   $       11.80
                                                                             ==============  ==============

     Total Return (excluding sales charge)                                         (12.17%)       19.03%(b)
RATIOS/SUPPLEMENTARY DATA:
Net assets, at end of period (000)                                                  26,719   $       7,957
Ratio of expenses to average net assets                                                .31%        0.31%(c)
Ratio of net investment income (loss) to average net assets                            .08%        1.49%(c)
Ratio of expenses to average net assets*                                               .00%        2.76%(c)
Portfolio turnover**                                                                 19.76%          35.19%

*     DURING THE PERIOD CERTAIN FEES WERE WAIVED AND/OR REIMBURSED. IF SUCH WAIVERS/REIMBURSEMENTS HAD NOT
      OCCURRED, THE RATIOS WOULD HAVE BEEN AS INDICATED.
**    PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING AMONG
      THE CLASSES OF SHARES.
+     NET INVESTMENT INCOME (LOSS) IS BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
(A)   FOR THE PERIOD FROM DECEMBER 29, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 2000.
(B)   NOT ANNUALIZED.
(C)   ANNUALIZED.
(D)   FOR THE PERIOD FROM MAY 25, 2001 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 2001.

SEE NOTES TO FINANCIAL STATEMENTS.


                                                        N A T I O N W I D E   57

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------------
                                SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

                                                                     CLASS A SHARES           INSTITUTIONAL CLASS SHARES
                                                               YEAR ENDED     PERIOD ENDED    YEAR ENDED     PERIOD ENDED
NATIONWIDE SMALL CAP INDEX FUND                                OCTOBER 31,    OCTOBER 31,     OCTOBER 31,    OCTOBER 31,
                                                                  2001          2000(A)          2001          2000(A)
                                                              -------------  --------------  -------------  --------------
NET ASSET VALUE - BEGINNING OF PERIOD                         $       9.67   $       10.00   $       9.70   $       10.00
                                                              -------------  --------------  -------------  --------------
Investment Activities:
Net investment income (loss)                                          0.07            0.07           0.11            0.09
Net realized and unrealized gains (losses) on investments            (1.32)          (0.34)         (1.32)          (0.32)
                                                              -------------  --------------  -------------  --------------
     Total investment activities                                     (1.25)          (0.27)         (1.21)          (0.23)
                                                              -------------  --------------  -------------  --------------
DISTRIBUTIONS:
Net investment income                                                (0.08)          (0.06)         (0.11)          (0.07)
                                                              -------------  --------------  -------------  --------------
     Total distributions                                             (0.08)          (0.06)         (0.11)          (0.07)
                                                              -------------  --------------  -------------  --------------
Net increase (decrease) in net asset value                           (1.33)          (0.33)         (1.32)          (0.30)
                                                              -------------  --------------  -------------  --------------
NET ASSET VALUE - END OF PERIOD                               $       8.34   $        9.67   $       8.38   $        9.70
                                                              =============  ==============  =============  ==============
     Total Return (excluding sales charge)                         (12.95%)      (2.71%)(b)       (12.54%)      (2.30%)(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets, at end of period (000)                            $      4,098   $          32   $     11,366   $       2,301
Ratio of expenses to average net assets                               0.79%        0.79%(c)          0.29%        0.29%(c)
Ratio of net investment income (loss) to average net assets           0.75%        1.00%(c)          1.30%        1.69%(c)
Ratio of expenses to average net assets*                              1.64%      329.04%(c)          1.94%       19.76%(c)
Portfolio turnover**                                                 50.19%          48.27%         50.19%          48.27%

*     DURING THE PERIOD CERTAIN FEES WERE WAIVED AND/OR REIMBURSED. IF SUCH WAIVERS/REIMBURSEMENTS HAD NOT OCCURRED, THE
      RATIOS WOULD HAVE BEEN AS INDICATED.
**    PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING AMONG THE CLASSES OF
      SHARES.
(A)   FOR THE PERIOD FROM DECEMBER 29, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 2000.
(B)   NOT ANNUALIZED.
(C)   ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.


58   N A T I O N W I D E

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------------
                                    SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

                                                                     CLASS A SHARES                 CLASS B SHARES
                                                                YEAR ENDED    PERIOD ENDED     YEAR ENDED    PERIOD ENDED
NATIONWIDE INTERNATIONAL INDEX FUND                            OCTOBER 31,     OCTOBER 31,    OCTOBER 31,     OCTOBER 31,
                                                                      2001         2000(A)           2001         2000(A)
                                                              -------------  --------------  -------------  --------------

NET ASSET VALUE - BEGINNING OF PERIOD                         $       8.65   $       10.00   $       8.62   $       10.00
INVESTMENT ACTIVITIES:
Net investment income (loss)                                          0.08            0.06           0.04            0.02
Net realized and unrealized gains (losses) on investments            (2.28)          (1.36)         (2.30)          (1.38)
                                                              -------------  --------------  -------------  --------------
     Total investment activities                                     (2.20)          (1.30)         (2.26)          (1.36)
                                                              -------------  --------------  -------------  --------------
DISTRIBUTIONS:
Net investment income                                                (0.08)          (0.05)         (0.04)          (0.02)
                                                              -------------  --------------  -------------  --------------
     Total distributions                                             (0.08)          (0.05)         (0.04)          (0.02)
                                                              -------------  --------------  -------------  --------------
Net increase (decrease) in net asset value                           (2.28)          (1.35)         (2.30)          (1.38)
                                                              -------------  --------------  -------------  --------------
NET ASSET VALUE - END OF PERIOD                               $       6.37   $        8.65   $       6.32   $        8.62
                                                              =============  ==============  =============  ==============
     Total Return (excluding sales charge)                         (25.44%)     (13.03%)(b)       (26.17%)     (13.62%)(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets, at end of period (000)                            $     10,877   $         230   $         59   $          53
Ratio of expenses to average net assets                               0.86%        0.86%(c)          1.46%        1.46%(c)
Ratio of net investment income (loss) to average net assets           1.17%        1.01%(c)          0.42%        0.39%(c)
Ratio of expenses to average net assets*                              3.97%       49.77%(c)          7.41%       63.29%(c)
Portfolio turnover**                                                 30.18%           5.66%         30.18%           5.66%

                                                                                              INSTITUTIONAL CLASS SHARES
                                                                                               YEAR ENDED    PERIOD ENDED
                                                                                              OCTOBER 31,     OCTOBER 31,
                                                                                                     2001         2000(A)
                                                                                             -------------  --------------

NET ASSET VALUE - BEGINNING OF PERIOD                                                        $       8.66   $       10.00
INVESTMENT ACTIVITIES:
Net investment income (loss)                                                                         0.10            0.09
Net realized and unrealized gains (losses) on investments                                           (2.29)          (1.35)
                                                                                             -------------  --------------
     Total investment activities                                                                    (2.19)          (1.26)
                                                                                             -------------  --------------
DISTRIBUTIONS:
Net investment income                                                                               (0.10)          (0.08)
                                                                                             -------------  --------------
     Total distributions                                                                            (0.10)          (0.08)
                                                                                             -------------  --------------
Net increase (decrease) in net asset value                                                          (2.29)          (1.34)
                                                                                             -------------  --------------
NET ASSET VALUE - END OF PERIOD                                                              $       6.37   $        8.66
                                                                                             =============  ==============
     Total Return (excluding sales charge)                                                        (25.28%)     (12.65%)(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets, at end of period (000)                                                           $     32,422   $       2,858
Ratio of expenses to average net assets                                                              0.36%        0.36%(c)
Ratio of net investment income (loss) to average net assets                                          1.42%        1.16%(c)
Ratio of expenses to average net assets*                                                             2.60%        8.18%(c)
Portfolio turnover**                                                                                30.18%           5.66%

*     DURING THE PERIOD CERTAIN FEES WERE WAIVED AND/OR REIMBURSED. IF SUCH WAIVERS/REIMBURSEMENTS HAD NOT OCCURRED, THE
      RATIOS WOULD HAVE BEEN AS INDICATED.
**    PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING AMONG THE CLASSES OF
      SHARES.
(A)   FOR THE PERIOD FROM DECEMBER 29, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 2000.
(B)   NOT ANNUALIZED.
(C)   ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.


                                                        N A T I O N W I D E   59

FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------
                             SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

                                                                                                CLASS  B
                                                                      CLASS A SHARES             SHARES
                                                               YEAR ENDED     PERIOD ENDED    PERIOD ENDED
NATIONWIDE BOND INDEX FUND                                     OCTOBER 31,    OCTOBER 31,     OCTOBER 31,
                                                                  2001          2000(A)         2001(D)
                                                              -------------  --------------  --------------
NET ASSET VALUE - BEGINNING OF PERIOD                         $      10.08   $       10.00   $       10.75
                                                              -------------  --------------  --------------
INVESTMENT ACTIVITIES:
Net investment income (loss)                                          0.57            0.50            0.02
Net realized and unrealized gains (losses) on investments             0.93            0.08            0.18
                                                              -------------  --------------  --------------
    Total investment activities                                       1.50            0.58            0.20
                                                              -------------  --------------  --------------
DISTRIBUTIONS:
Net investment income                                                (0.57)          (0.50)          (0.02)
Net realized gains                                                   (0.08)              -               -
                                                              -------------  --------------  --------------
    Total distributions                                              (0.65)          (0.50)          (0.02)
Net increase (decrease) in net asset value                            0.85            0.08            0.18
                                                              -------------  --------------  --------------
NET ASSET VALUE - END OF PERIOD                               $      10.93   $       10.08   $       10.93
                                                              =============  ==============  ==============
     Total Return (excluding sales charge)                           15.28%        5.92%(b)        1.85%(b)
Ratios/Supplemental Data:
Net assets, at end of period (000)                            $      9,693   $       8,352   $          10
Ratio of expenses to average net assets                               0.81%        0.81%(c)        1.41%(c)
Ratio of net investment income (loss) to average net assets           5.04%        6.06%(c)        3.05%(c)
Ratio of expenses to average net assets*                              1.12%        3.48%(c)        1.63%(c)
Portfolio turnover**                                                150.27%          35.74%         150.27%

                                                                                INSTITUTIONAL CLASS SHARES
                                                                                YEAR ENDED     PERIOD ENDED
                                                                               OCTOBER 31,      OCTOBER 31,
                                                                                      2001          2000(A)
                                                                             --------------  --------------

NET ASSET VALUE - BEGINNING OF PERIOD                                        $       10.09   $       10.00
                                                                             --------------  --------------
Investment Activities:
Net investment income (loss)                                                          0.63            0.54
Net realized and unrealized gains (losses) on investments                             0.91            0.09
                                                                             --------------  --------------
     Total investment activities                                                      1.54            0.63
                                                                             --------------  --------------
DISTRIBUTIONS:
Net investment income                                                                (0.63)          (0.54)
Net realized gains                                                                   (0.08)              -
                                                                             --------------  --------------
     Total distributions                                                             (0.71)          (0.54)
                                                                             --------------  --------------
Net increase (decrease) in net asset value                                            0.83            0.09
                                                                             --------------  --------------
NET ASSET VALUE - END OF PERIOD                                              $       10.92   $       10.09
                                                                             ==============  ==============
     Total Return (excluding sales charge)                                           15.71%        6.47%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets, at end of period (000)                                           $      45,750   $       3,763
Ratio of expenses to average net assets                                               0.31%        0.31%(c)
Ratio of net investment income (loss) to average net assets                           5.51%        6.49%(c)
Ratio of expenses to average net assets*                                              1.10%       10.87%(c)
Portfolio turnover**                                                                150.27%          35.74%

*     DURING THE PERIOD CERTAIN FEES WERE WAIVED AND/OR REIMBURSED. IF SUCH WAIVERS/REIMBURSEMENTS HAD NOT
      OCCURRED, THE RATIOS WOULD HAVE BEEN AS INDICATED.
**    PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING AMONG
      THE CLASSES OF SHARES.
(A)   FOR THE PERIOD FROM DECEMBER 29, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 2000.
(B)   NOT ANNUALIZED.
(C)   ANNUALIZED.
(D)   FOR THE PERIOD FROM OCTOBER 12, 2001 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 2001.

SEE NOTES TO FINANCIAL STATEMENTS.


60   N A T I O N W I D E

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------------
                                  SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

                                                                     CLASS A SHARES                 CLASS B SHARES
                                                                YEAR ENDED    PERIOD ENDED     YEAR ENDED    PERIOD ENDED
NATIONWIDE S&P 500 INDEX FUND                                  OCTOBER 31,     OCTOBER 31,    OCTOBER 31,     OCTOBER 31,
                                                                      2001         2000(A)+          2001         2000(A)+
                                                              -------------  --------------  -------------  --------------

NET ASSET VALUE - BEGINNING OF PERIOD                         $      12.46   $       12.73   $      12.42   $       12.73
                                                              -------------  --------------  -------------  --------------
INVESTMENT ACTIVITIES:
Net investment income (loss)                                          0.06            0.05           0.01           (0.01)
Net realized and unrealized gains (losses) on investments            (3.17)          (0.24)         (3.16)          (0.25)
                                                              -------------  --------------  -------------  --------------
     Total investment activities                                     (3.11)          (0.19)         (3.15)          (0.26)
                                                              -------------  --------------  -------------  --------------
DISTRIBUTIONS:
Net investment income                                                (0.06)          (0.08)         (0.01)          (0.05)
Net realized gains                                                   (0.11)              -          (0.11)              -
In excess of net realized gains                                      (0.06)              -          (0.06)              -
                                                              -------------  --------------  -------------  --------------
     Total distributions                                             (0.23)          (0.08)         (0.18)          (0.05)
                                                              -------------  --------------  -------------  --------------
Net increase (decrease) in net asset value                           (3.34)          (0.27)         (3.33)          (0.31)
                                                              -------------  --------------  -------------  --------------
NET ASSET VALUE - END OF PERIOD                               $       9.12   $       12.46   $       9.09   $       12.42
                                                              =============  ==============  =============  ==============
     Total Return (excluding sales charge)                         (25.24%)        5.71%(b)       (25.65%)        5.17%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets, at end of period (000)                            $      3,237   $       2,214   $      1,879   $         987
Ratio of expenses to average net assets                               0.63%        0.63%(c)          1.23%        1.23%(c)
Ratio of net investment income (loss) to average net assets           0.70%        0.47%(c)          0.11%      (0.12%)(c)
Ratio of expenses to average net assets*                              1.03%        0.88%(c)          2.21%        2.05%(c)
Portfolio turnover**                                                  1.85%           9.72%          1.85%           9.72%


                                                                                               INSTITUTIONAL CLASS SHARES
                                                                                               YEAR ENDED     PERIOD ENDED
                                                                                              OCTOBER 31,      OCTOBER 31,
                                                                                                     2001          2000(A)+
                                                                                             -------------  --------------

NET ASSET VALUE - BEGINNING OF PERIOD                                                        $      12.49   $       12.73
                                                                                             -------------  --------------
INVESTMENT ACTIVITIES:
Net investment income (loss)                                                                         0.11            0.09
Net realized and unrealized gains (losses) on investments                                           (3.17)          (0.25)
                                                                                             -------------  --------------
    Total investment activities                                                                     (3.06)          (0.16)
                                                                                             -------------  --------------
DISTRIBUTIONS:
Net investment income                                                                               (0.11)          (0.08)
Net realized gains                                                                                  (0.11)              -
In excess of net realized gains                                                                     (0.06)              -
                                                                                             -------------  --------------
     Total distributions                                                                            (0.28)          (0.08)
                                                                                             -------------  --------------
Net increase (decrease) in net asset value                                                          (3.34)          (0.24)
                                                                                             -------------  --------------
NET ASSET VALUE - END OF PERIOD                                                              $       9.15   $       12.49
                                                                                             =============  ==============
     Total Return (excluding sales charge)                                                        (24.84%)        6.01%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets, at end of period (000)                                                           $    107,955   $      92,190
Ratio of expenses to average net assets                                                              0.23%        0.23%(c)
Ratio of net investment income (loss) to average net assets                                          1.10%        0.83%(c)
Ratio of expenses to average net assets*                                                             0.29%        0.30%(c)
Portfolio turnover**                                                                                 1.85%           9.72%

 +     NET INVESTMENT INCOME (LOSS) IS BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
 *     DURING THE PERIOD CERTAIN FEES WERE WAIVED AND/OR REIMBURSED. IF SUCH WAIVERS/REIMBURSEMENTS HAD NOT OCCURRED, THE
       RATIOS WOULD HAVE BEEN AS INDICATED.
 **    PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING AMONG THE CLASSES OF
       SHARES.
(A)    FOR THE PERIOD FROM DECEMBER 29, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 2000.
(B)    NOT ANNUALIZED.
(C)    ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.


                                    continued
                                                        N A T I O N W I D E   61

FINANCIAL HIGHLIGHTS CONTINUED
----------------------------------------------------------------------------------------------------------
                            SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

                                                                         SERVICE CLASS SHARES
                                                                YEAR ENDED     YEAR ENDED    PERIOD ENDED
NATIONWIDE S&P 500 INDEX FUND                                  OCTOBER 31,    OCTOBER 31,     OCTOBER 31,
                                                                     2001            2000         1999(A)
                                                              -------------  -------------  --------------

NET ASSET VALUE - BEGINNING OF PERIOD                         $      12.45   $      11.91   $        9.66
                                                              -------------  -------------  --------------
INVESTMENT ACTIVITIES:
Net investment income (loss)                                          0.07           0.07            0.09
Net realized and unrealized gains (losses) on investments            (3.17)          0.56            2.25
                                                              -------------  -------------  --------------
     Total investment activities                                     (3.10)          0.63            2.34
                                                              -------------  -------------  --------------
DISTRIBUTIONS:
Net investment income                                                (0.07)         (0.07)          (0.09)
Net realized gains                                                   (0.11)         (0.02)              -
In excess of net realized gains                                      (0.06)             -               -
                                                              -------------  -------------  --------------
     Total distributions                                             (0.24)         (0.09)          (0.09)
                                                              -------------  -------------  --------------
Net increase (decrease) in net asset value                           (3.34)          0.54            2.25
                                                              -------------  -------------  --------------
NET ASSET VALUE - END OF PERIOD                               $       9.11   $      12.45   $       11.91
                                                              =============  =============  ==============
     Total Return (excluding sales charge)                         (25.22%)          5.25%       24.27%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets, at end of period (000)                            $    233,943   $    189,443   $      72,049
Ratio of expenses to average net assets                               0.63%          0.63%        0.63%(c)
Ratio of net investment income (loss) to average net assets           0.70%          0.54%        0.69%(c)
Ratio of expenses to average net assets*                              0.69%          0.70%        0.83%(c)
Portfolio turnover**                                                  1.85%          9.72%          55.07%


                                                                    INSTITUTIONAL SERVICE CLASS SHARES
                                                                YEAR ENDED     YEAR ENDED     PERIOD ENDED
                                                               OCTOBER 31,    OCTOBER 31,      OCTOBER 31,
                                                                      2001           2000          1999(A)
                                                              -------------  -------------  --------------

NET ASSET VALUE - BEGINNING OF PERIOD                         $      12.48   $      11.94   $        9.66
                                                              -------------  -------------  --------------
INVESTMENT ACTIVITIES:
Net investment income (loss)                                          0.08           0.08            0.10
Net realized and unrealized gains (losses) on investments            (3.17)          0.56            2.27
                                                              -------------  -------------  --------------
     Total investment activities                                     (3.09)          0.64            2.37
                                                              -------------  -------------  --------------
DISTRIBUTIONS:
Net investment income                                                (0.08)         (0.08)          (0.09)
Net realized gains                                                   (0.11)         (0.02)              -
In excess of net realized gains                                      (0.06)             -               -
                                                              -------------  -------------  --------------
     Total distributions                                             (0.25)         (0.10)          (0.09)
                                                              -------------  -------------  --------------
Net increase (decrease) in net asset value                           (3.34)          0.54            2.28
                                                              -------------  -------------  --------------
NET ASSET VALUE - END OF PERIOD                               $       9.14   $      12.48   $       11.94
                                                              =============  =============  ==============
     Total Return (excluding sales charge)                         (25.04%)          5.37%       24.64%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets, at end of period (000)                            $     35,097   $     31,917   $      17,389
Ratio of expenses to average net assets                               0.48%          0.48%        0.48%(c)
Ratio of net investment income (loss) to average net assets           0.84%          0.69%        0.87%(c)
Ratio of expenses to average net assets*                              0.54%          0.55%        0.67%(c)
Portfolio turnover**                                                  1.85%          9.72%          55.07%

*     DURING THE PERIOD CERTAIN FEES WERE WAIVED AND/OR REIMBURSED. IF SUCH WAIVERS/REIMBURSEMENTS HAD NOT
      OCCURRED, THE RATIOS WOULD HAVE BEEN AS INDICATED.
**    PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING AMONG
      THE CLASSES OF SHARES.
(A)   FOR THE PERIOD FROM NOVEMBER 2, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 1999.
(B)   NOT ANNUALIZED.
(C)   ANNUALIZED.

See notes to financial statements.


                                    continued
62   N A T I O N W I D E

FINANCIAL HIGHLIGHTS CONTINUED
-------------------------------------------------------------------------------------------------------------------------
                                SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING


LOCAL FUND SHARES
                                                               YEAR ENDED     YEAR ENDED     YEAR ENDED     PERIOD ENDED
NATIONWIDE S&P 500 INDEX FUND                                  OCTOBER 31,    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,
                                                                  2001           2000+          1999          1998(A)
                                                              -------------  -------------  -------------  --------------

NET ASSET VALUE - BEGINNING OF PERIOD                         $      12.48   $      11.95   $       9.66   $       10.00
INVESTMENT ACTIVITIES:
Net investment income (loss)                                          0.07           0.11           0.12            0.04
Net realized and unrealized gains (losses) on investments            (3.14)          0.54           2.27           (0.35)
                                                              -------------  -------------  -------------  --------------
     Total investment activities                                     (3.07)          0.65           2.39           (0.31)
                                                              -------------  -------------  -------------  --------------
DISTRIBUTIONS:
Net investment income                                                (0.07)         (0.10)         (0.10)          (0.03)
Net realized gains                                                   (0.11)         (0.02)             -               -
In excess of net realized gains                                      (0.06)             -              -               -
                                                              -------------  -------------  -------------  --------------
     Total distributions                                             (0.24)         (0.12)         (0.10)          (0.03)
                                                              -------------  -------------  -------------  --------------
Net increase (decrease) in net asset value                           (3.31)          0.53           2.29           (0.34)
                                                              -------------  -------------  -------------  --------------
NET ASSET VALUE - END OF PERIOD                               $       9.17   $      12.48   $      11.95   $        9.66
                                                              =============  =============  =============  ==============
     Total Return (excluding sales charge)                         (24.91%)          5.43%         24.85%      (3.08%)(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets, at end of period (000)                            $         96   $     10,555   $     30,674   $      22,325
Ratio of expenses to average net assets                               0.35%          0.35%          0.35%        0.35%(c)
Ratio of net investment income (loss) to average net assets           0.94%          0.84%          1.05%        1.55%(c)
Ratio of expenses to average net assets*                              0.37%          0.38%          0.52%        0.64%(c)
Portfolio turnover**                                                  1.85%          9.72%         55.07%           3.07%

+     NET INVESTMENT INCOME (LOSS) IS BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
*     DURING THE PERIOD CERTAIN FEES WERE WAIVED AND/OR REIMBURSED. IF SUCH WAIVERS/REIMBURSEMENTS HAD NOT OCCURRED, THE
      RATIOS WOULD HAVE BEEN AS INDICATED.
**    PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING AMONG THE CLASSES OF
      SHARES.
(A)   FOR THE PERIOD FROM JULY 24, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 1998.
(B)   NOT ANNUALIZED.
(C)   ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.


                                                        N A T I O N W I D E   63

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                OCTOBER 31, 2001

1.   ORGANIZATION

Nationwide Mutual Funds ("NMF" or the "Trust") is an open-end management investment company. At a regular quarterly meeting of the Board of Trustees on September 27, 2001, the Board considered and approved a name change of the Trust from NMF to Gartmore Mutual Funds which is expected to occur on or about January 25, 2002. NMF was created under the laws of Ohio as an Ohio business trust pursuant to a Declaration of Trust dated as of October 31, 1997, as subsequently amended, and is registered under the Investment Company Act of 1940, as amended ("1940 Act"). The Trust operates thirty-two separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the funds listed below (individually a "Fund", collectively the "Funds").

- Nationwide Mid Cap Market Index Fund (Mid Cap Market Index)

- Nationwide Small Cap Index Fund (Small Cap Index)

- Nationwide International Index Fund (International Index)

- Nationwide Bond Index Fund (Bond Index)

- Nationwide S&P 500 Index Fund (S&P 500 Index)

Prior to October 15, 2001, the Mid Cap Market Index, Small Cap Index, International Index and Bond Index Funds were structured as Feeder Funds (individually a "Feeder Fund", collectively the "Feeder Funds"). Unlike traditional mutual funds, the structure of these Feeder Funds is sometimes called a "master/feeder" structure. Each Feeder Fund seeked to achieve its investment objectives by investing substantially all its assets in a corresponding series of the Quantitative Master Series Trust (individually a "Master Portfolio", collectively the "Master Portfolios") that was advised by Fund Asset Management, L.P. ("FAM"). Each Feeder Fund invested in a Master Portfolio which had the same investment objectives as those of the Feeder Fund. The Feeder Funds invested all of their investable assets in their respective Master Portfolio (as defined below) per the following schedule.

     FEEDER FUNDS            MASTER PORTFOLIOS
     ------------            -----------------
     Mid Cap Market Index    Master Mid Cap Index Series
     Small Cap Index         Master Small Cap Index Series
     International Index     Master International (Capitalization Weighted)
                             Index Series
     Bond Index              Master Aggregate Bond Index Series

Effective October 15, 2001, each of the Feeder Funds converted from being a Feeder Fund in a master/feeder structure to a directly-managed portfolio of securities. The Feeder Funds were transfered shares of the Master portfolio's holdings based on each Feeder Funds' percentage of ownership in the Master on the date of conversion. The transactions were structured for tax purposes to qualify as tax-free reorganizations under the Internal Revenue Code.

2.   SIGNIFICANT  ACCOUNTING  POLICIES:

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(A)  SECURITY  VALUATION

Securities for which market quotations are readily available are valued at current market value as of Valuation Time. Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time). Equity securities are valued at the last quoted sale price, or if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange in which each security trades.

Debt and other fixed income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Funds' Board of Trustees. Short-term debt securities such as commercial paper and U.S. Treasury Bills, having a remaining maturity of 60 days or less at the time of purchase are considered to be "short-term" and are valued at amortized cost which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgement of the Funds' investment adviser or designee, are valued at fair value under procedures approved by the Funds' Board of Trustees.


                                    continued
64   N A T I O N W I D E

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
                                OCTOBER 31, 2001


Prior to October 15, 2001, the Feeder Funds had the following Security Valuation
Policies:

Securities Valuation - Shares of the Master Portfolios in which the Funds invested were valued at their respective net asset values as reported by the Master Portfolios. The securities in the Master Portfolios were generally valued as of the close of business of the regular session of trading on the New York Stock Exchange. The Master Portfolios generally valued securities in their portfolios for which market quotations were readily available, at their market value (generally the last reported sale price) and all other securities and assets at fair value, pursuant to methods established in good faith by the Board of Trustees of the Master Portfolios.

(B)  REPURCHASE  AGREEMENTS

The Funds may acquire repurchase agreements with an entity which is a member of the Federal Reserve System or which is a "primary dealer" (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Funds' custodian, or another qualified sub-custodian or in the Federal Reserve/Treasury book-entry system.

(C)  FOREIGN  CURRENCY  TRANSACTIONS

Fluctuations in the value of investments resulting from changes in foreign exchange rates are included with net realized and unrealized gain or loss from investments.

Net realized gains or losses arise from sales of foreign currencies, security transactions, the difference between the amounts of purchases and sales of securities, and the difference between income receipts and expense payments recorded on the Fund's books in the U.S. dollar equivalent of amounts actually received or paid. Net unrealized gains or losses arise from accounting records denominated in foreign currencies that are translated into U.S. dollars.

(D)  FORWARD  FOREIGN  CURRENCY  CONTRACTS

Certain Funds may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Funds could be exposed to risks if the counter parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(E)  FUTURES

Certain Funds may invest in financial futures contracts ("futures contracts") for the purpose of hedging their existing portfolio securities or securities they intend to purchase against fluctuations in fair value caused by changes in prevailing market interest rates. Futures contracts may also be entered into for non-hedging purposes. Upon entering into a futures contract, these Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as "variation margin", are made each day, depending on the daily fluctuations in the fair value of the underlying security. A gain or loss equal to the daily variation margin is recognized on a daily basis.

A "sale" of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A "purchase" of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

(F)  SECURITY  TRANSACTIONS  AND  INVESTMENT  INCOME

Security transactions are accounted for on the date the security is purchased or sold ("trade date"). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.


                                    continued
                                                        N A T I O N W I D E   65

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
     OCTOBER 31, 2001


Prior to October 15, 2001, the Feeder Funds recorded daily their pro-rata share of their respective Master Portfolio's income, expenses, realized and unrealized gains and losses. In addition, the Feeder Funds accrued their own expenses daily as incurred. Realized gains or losses and changes in unrealized appreciation or depreciation represented the Feeder Fund's share of such elements allocated from the Master Portfolio. The net investment income and realized and unrealized gains and losses were allocated daily to each of the Feeder Funds' respective class of shares based on the total shares outstanding of each class.

(G)  FEDERAL  INCOME  TAXES

Each Fund's policy is to continue to qualify as a regulated investment company under the Internal Revenue Code, and to distribute substantially all taxable income, if any, to its shareholders. Therefore no provision has been made for federal income taxes as it is the intention of the Funds to continue such qualification. To the extent net realized gains are offset through the application of a capital loss carryover, they will not be distributed to shareholders and will be retained by the applicable Fund.

(H)  DISTRIBUTIONS  TO  SHAREHOLDERS

Net investment income, if any, is declared and paid quarterly and is recorded on the ex-dividend date for the Mid Cap Market Index, Small Cap Index, International Index and S&P 500 Index Funds. Net investment income, if any, is declared daily and paid monthly for the Bond Index Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are considered either permanent or temporary in nature. In accordance with AICPA (American Institute of Certified Public Accountants) Statement of Position 93-2, permanent differences (i.e. reclassification of market discounts, gain/loss, paydowns, and distributions) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value of the respective Funds. Dividends and distributions that exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income and net realized gains. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in-capital.

(I)  EXPENSES

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among various or all funds within the Trust in relation to the net assets of each fund or on another reasonable basis. Once expenses are charged to a Fund, they are allocated to the classes based on total settled shares outstanding of each class for the Bond Index Fund and relative net assets of each class for all other Funds. Expenses specific to a class are charged to that class.


                                    continued
66   N A T I O N W I D E

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
                                OCTOBER 31, 2001

(J)  CAPITAL SHARE TRANSACTIONS

TRANSACTIONS IN CAPITAL SHARES OF THE FUNDS WERE AS FOLLOWS:

                                                     MID CAP MARKET INDEX FUND        SMALL CAP INDEX FUND
                                                     YEAR ENDED    PERIOD ENDED     YEAR ENDED    PERIOD ENDED
                                                    OCTOBER 31,     OCTOBER 31,    OCTOBER 31,     OCTOBER 31,
CAPITAL TRANSACTIONS:                                      2001         2000(A)           2001         2000(A)
                                                   -------------  --------------  -------------  --------------
CLASS A SHARES
   Proceeds from shares issued                     $  8,106,287   $   2,626,384   $  5,625,844   $      32,136
   Dividends reinvested                                 197,643          19,826         12,050              72
   Cost of shares redeemed                           (1,166,171)        (41,010)    (1,157,668)            (21)
                                                   -------------  --------------  -------------  --------------
                                                      7,137,759       2,605,200      4,480,226          32,187
                                                   -------------  --------------  -------------  --------------
CLASS B SHARES
   Proceeds from shares issued                          5,353(b)              -              -               -
   Dividends reinvested                                     1(b)              -              -               -
                                                   -------------  --------------  -------------  --------------
                                                          5,354               -              -               -
                                                   -------------  --------------  -------------  --------------
INSTITUTIONAL CLASS SHARES
   Proceeds from shares issued                       24,076,459       7,739,695     12,676,426       2,656,193
   Dividends reinvested                                 484,196          35,502         48,514           4,447
   Cost of shares redeemed                           (4,242,492)       (320,653)    (3,007,320)       (277,361)
                                                   -------------  --------------  -------------  --------------
                                                     20,318,163       7,454,544      9,717,620       2,383,279
                                                   -------------  --------------  -------------  --------------
   Change in net assets from capital transactions  $ 27,461,276   $  10,059,744   $ 14,197,846   $   2,415,466
                                                   =============  ==============  =============  ==============


                                                     YEAR ENDED     PERIOD ENDED     YEAR ENDED   PERIOD ENDED
                                                    OCTOBER 31,      OCTOBER 31,    OCTOBER 31      OCTOBER 31,
SHARE TRANSACTIONS:                                        2001          2000(A)          2001          2000(A)
                                                   -------------  --------------  -------------  --------------
CLASS A SHARES
   Issued                                               754,056         260,519        615,152           3,297
   Reinvested                                            18,406           1,742          1,479               7
   Redeemed                                            (108,902)         (3,289)      (128,295)             (2)
                                                   -------------  --------------  -------------  --------------
                                                        663,560         258,972        488,336           3,302
                                                   -------------  --------------  -------------  --------------
CLASS B SHARES
   Issued                                                 593(b)              -              -               -
                                                   -------------  --------------  -------------  --------------
                                                            593               -              -               -
                                                   -------------  --------------  -------------  --------------
INSTITUTIONAL CLASS SHARES
   Issued                                             2,394,146         698,891      1,447,161         264,932
   Reinvested                                            44,584           3,072          5,616             447
   Redeemed                                            (398,209)        (27,733)      (334,038)        (28,048)
                                                   -------------  --------------  -------------  --------------
                                                      2,040,521         674,230      1,118,739         237,331
                                                   -------------  --------------  -------------  --------------
Total change in shares                                2,704,674         933,202      1,607,075         240,633
                                                   =============  ==============  =============  ==============

(A) FOR THE PERIOD FROM DECEMBER 29, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 2000.
(B) FOR THE PERIOD FROM MAY 25, 2001 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 2001.


                                    continued
                                                        N A T I O N W I D E   67

NOTES TO FINANCIAL STATEMENTS CONTINUED
------------------------------------------------------------------------------------------------------------
                                              OCTOBER 31, 2001

                                                   INTERNATIONAL INDEX FUND           BOND INDEX FUND
                                                  YEAR ENDED    PERIOD ENDED     YEAR ENDED    PERIOD ENDED
                                                 OCTOBER 31,     OCTOBER 31,    OCTOBER 31,     OCTOBER 31,
CAPITAL TRANSACTIONS:                                   2001         2000(A)           2001         2000(A)
                                                -------------  --------------  -------------  --------------
CLASS A SHARES
   Proceeds from shares issued                  $ 14,033,385   $     275,537   $ 11,061,327   $   8,352,143
   Dividends reinvested                                8,445             929        159,494          32,018
   Cost of shares redeemed                        (3,113,946)        (16,835)   (10,142,262)        (19,063)
                                                -------------  --------------  -------------  --------------
                                                  10,927,884         259,631      1,078,559       8,365,098
                                                -------------  --------------  -------------  --------------
CLASS B SHARES
   Proceeds from shares issued                        34,549          61,506       10,000(b)              -
   Dividends reinvested                                  300              68              -               -
   Cost of shares redeemed                           (12,964)         (2,824)             -               -
                                                -------------  --------------  -------------  --------------
                                                      21,885          58,750         10,000               -
                                                -------------  --------------  -------------  --------------
INSTITUTIONAL CLASS SHARES
   Proceeds from shares issued                    40,911,118       5,951,110     44,595,314       5,345,416
   Dividends reinvested                               59,882           6,231        491,848          32,195
   Cost of shares redeemed                        (9,881,846)     (2,891,440)    (4,049,413)     (1,626,043)
                                                -------------  --------------  -------------  --------------
                                                  31,089,154       3,065,901     41,037,749       3,751,568
                                                -------------  --------------  -------------  --------------
Change in net assets from capital transactions  $ 42,038,923   $   3,384,282   $ 42,126,308   $  12,116,666
                                                =============  ==============  =============  ==============

                                                  YEAR ENDED     PERIOD ENDED    YEAR ENDED     PERIOD ENDED
                                                 OCTOBER 31,      OCTOBER 31,   OCTOBER 31,      OCTOBER 31,
SHARE TRANSACTIONS:                                     2001          2000(A)          2001          2000(A)
                                                -------------  --------------  -------------  --------------
CLASS A SHARES
   Issued                                          2,123,369          28,328      1,042,115         826,955
   Reinvested                                          1,224              99         15,237           3,164
   Redeemed                                         (442,812)         (1,822)      (998,690)         (1,887)
                                                -------------  --------------  -------------  --------------
                                                   1,681,781          26,605         58,662         828,232
                                                -------------  --------------  -------------  --------------
CLASS B SHARES
   Issued                                              4,777           6,498          930(b)              -
   Reinvested                                             42               7              -               -
   Redeemed                                           (1,693)           (310)             -               -
                                                -------------  --------------  -------------  --------------
                                                       3,126           6,195            930               -
                                                -------------  --------------  -------------  --------------
INSTITUTIONAL CLASS SHARES
   Issued                                          6,096,008         659,101      4,152,560         530,744
   Reinvested                                          8,514             706         46,745           3,186
   Redeemed                                       (1,343,282)       (329,858)      (383,530)       (160,760)
                                                -------------  --------------  -------------  --------------
                                                   4,761,240         329,949      3,815,775         373,170
                                                -------------  --------------  -------------  --------------
Total change in shares                             6,446,147         362,749      3,875,367       1,201,402
                                                =============  ==============  =============  ==============

(A)  FOR THE PERIOD FROM DECEMBER 29, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 2000.
(B)  FOR THE PERIOD FROM OCTOBER 12, 2001 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 2001.


                                    continued
68   N A T I O N W I D E

NOTES TO FINANCIAL STATEMENTS CONTINUED
-------------------------------------------------------------------------------
                                OCTOBER 31, 2001

                                                      S&P 500 INDEX FUND
                                                  YEAR ENDED        YEAR ENDED
                                                 OCTOBER 31,       OCTOBER 31,
CAPITAL TRANSACTIONS:                                   2001              2000
                                                -------------  ----------------
CLASS A SHARES
  Proceeds from shares issued                   $  2,078,385   $   2,484,094(a)
  Dividends reinvested                                46,364           7,538(a)
  Cost of shares redeemed                           (307,287)      (240,050)(a)
                                                -------------  ----------------
                                                   1,817,462         2,251,582
                                                -------------  ----------------
CLASS B SHARES
  Proceeds from shares issued                      1,506,860       1,042,520(a)
  Dividends reinvested                                18,603           2,083(a)
  Cost of shares redeemed                           (161,740)       (34,866)(a)
                                                -------------  ----------------
                                                   1,363,723         1,009,737
                                                -------------  ----------------
INSTITUTIONAL CLASS SHARES
  Proceeds from shares issued                     96,708,481     111,499,238(a)
  Dividends reinvested                             2,226,883         188,653(a)
  Cost of shares redeemed                        (53,335,286)   (14,156,572)(a)
                                                -------------  ----------------
                                                  45,600,078        97,531,319
                                                -------------  ----------------
SERVICE CLASS SHARES
  Proceeds from shares issued                    115,704,135       123,827,571
  Dividends reinvested                             4,265,411           851,909
  Cost of shares redeemed                         (9,130,773)      (10,059,492)
                                                -------------  ----------------
                                                 110,838,773       114,619,988
                                                -------------  ----------------
INSTITUTIONAL SERVICE CLASS SHARES
  Proceeds from shares issued                     20,332,968        28,816,348
  Dividends reinvested                               736,411           199,081
  Cost of shares redeemed                         (7,345,638)      (15,241,411)
                                                -------------  ----------------
                                                  13,723,741        13,774,018
                                                -------------  ----------------
LOCAL FUND SHARES
  Proceeds from shares issued                      5,922,860         6,601,783
  Dividends reinvested                               203,899           222,349
  Cost of shares redeemed                        (14,743,907)      (29,244,476)
                                                -------------  ----------------
                                                  (8,617,148)      (22,420,344)
                                                -------------  ----------------
Change in net assets from capital transactions  $164,726,629   $   206,766,300
                                                =============  ================

(A) FOR THE PERIOD FROM DECEMBER 29, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 2000.


                                    continued
                                                        N A T I O N W I D E   69

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
                                OCTOBER 31, 2001

                                         S&P 500 INDEX FUND
                                     YEAR ENDED     YEAR ENDED
                                    OCTOBER 31,    OCTOBER 31,
SHARE TRANSACTIONS:                     2001           2000
                                    ------------  --------------
CLASS A SHARES
  Issued                                201,836       196,058(a)
  Reinvested                              4,313           600(a)
  Redeemed                              (29,151)     (18,919)(a)
                                    ------------  --------------
                                        176,998         177,739
                                    ------------  --------------
CLASS B SHARES
  Issued                                141,623        82,220(a)
  Reinvested                              1,614           167(a)
  Redeemed                              (15,927)      (2,961)(a)
                                    ------------  --------------
                                        127,310          79,426
                                    ------------  --------------
INSTITUTIONAL CLASS SHARES
  Issued                              9,375,464     8,479,031(a)
  Reinvested                            208,808        15,140(a)
  Redeemed                           (5,166,895)  (1,111,763)(a)
                                    ------------  --------------
                                      4,417,377       7,382,408
                                    ------------  --------------
SERVICE CLASS SHARES
  Issued                             10,960,560       9,907,505
  Reinvested                            395,172          67,670
  Redeemed                             (898,051)       (811,665)
                                    ------------  --------------
                                     10,457,681       9,163,510
                                    ------------  --------------
INSTITUTIONAL SERVICE CLASS SHARES
  Issued                              1,923,157       2,300,940
  Reinvested                             68,261          15,739
  Redeemed                             (709,785)     (1,216,068)
                                    ------------  --------------
                                      1,281,633       1,100,611
                                    ------------  --------------
LOCAL FUND SHARES
  Issued                                544,096         529,027
  Reinvested                             18,111          17,700
  Redeemed                           (1,397,300)     (2,269,029)
                                    ------------  --------------
                                       (835,093)     (1,722,302)
                                    ------------  --------------
Total change in shares               15,625,906      16,181,392
                                    ============  ==============

(A) FOR THE PERIOD FROM DECEMBER 29, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 2000.


                                    continued
70   N A T I O N W I D E

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
     OCTOBER 31, 2001

3.   TRANSACTIONS  WITH  AFFILIATES

Under the terms of an Investment Advisory Agreement, Villanova Mutual Fund Capital Trust ("VMF") manages the investment of the assets and supervises the daily business affairs of the Funds. VMF also provides investment management evaluation services in initially selecting and monitoring on an ongoing basis the performance of FAM, subadviser to the Funds. FAM manages the Funds' investments and has the responsibility for making all investment decisions for the Funds. Under the terms of the Investment Advisory Agreement, each Fund pays VMF an investment advisory fee based on that Fund's average daily net assets. From such fees, pursuant to the subadvisory agreement, VMF pays fees to FAM. Prior to October 15, 2001, the Feeder Funds did not have an advisory fee because they operated under a master/feeder structure and all investment advisory services were performed and compensated for at the Master Portfolio level.

Additional information regarding investment advisory fees of the Master Portfolios was as follows for the period from November 1, 2000 through October 15, 2001:

                                                                    ADVISORY FEE
                                                                      SCHEDULE
--------------------------------------------------------------------------------
Master Small Cap Index Series*                                          0.08%
--------------------------------------------------------------------------------
Master Mid Cap Market Index Series                                      0.01%
--------------------------------------------------------------------------------
Master International Index Series                                       0.01%
--------------------------------------------------------------------------------
Master Bond Index Series*                                               0.06%
--------------------------------------------------------------------------------

* FAM had entered into contractual agreements that limited management fees to 0.01%.

Additional information regarding investment advisory fees for VMF and the subadvisory fees is as follows for the period from October 15, 2001 through October 31, 2001:

                                                TOTAL     FEES       PAID TO
FUND                              FEE SCHEDULE   FEES   RETAINED   SUBADVISER
--------------------------------------------------------------------------------
Mid Cap Market Index                All Assets   0.22%      0.13%        0.09%
--------------------------------------------------------------------------------
Small Cap Index                     All Assets   0.20%      0.13%        0.07%
--------------------------------------------------------------------------------
International Index                 All Assets   0.27%      0.13%        0.14%
--------------------------------------------------------------------------------
Bond Index                          All Assets   0.22%      0.13%        0.09%
--------------------------------------------------------------------------------
S&P 500 Index               Up to $200 million   0.13%      0.08%        0.05%
                      On the next $800 million   0.13%      0.10%        0.03%
                      On the next $500 million   0.13%      0.11%        0.02%
                      On the next $1.5 billion   0.12%      0.10%        0.02%
                        On $3 billion and more   0.11%      0.09%        0.02%
--------------------------------------------------------------------------------

VMF has entered into Expense Limitation Agreements with the Trust on behalf of the Funds. Pursuant to the Expense Limitation Agreements, VMF has agreed to waive fees or otherwise reimburse expenses (including Master Portfolio expenses) of each Fund in order to limit annual Fund operating expenses at or below stated expense caps through at least February 28, 2002. Prior to October 15, 2001, the Feeder Funds' Expense Limitation Agreement was with Villanova SA Capital Trust ("VSA") and was transferred to VMF effective October 15, 2001. The following table illustrates the stated expense caps for each class of shares for the period ended October 31, 2001:

                                                             EXPENSE CAPS
                      -------------------------------------------------------------------------------------
                                                                              INSTITUTIONAL
                         CLASS A     CLASS B   INSTITUTIONAL        SERVICE         SERVICE         LOCAL
FUND                      SHARES      SHARES    CLASS SHARES   CLASS SHARES    CLASS SHARES   FUND SHARES
-----------------------------------------------------------------------------------------------------------
Mid Cap Market Index          0.81%     1.41%           0.31%           n/a              n/a           n/a
Small Cap Index*              0.79%      n/a            0.29%           n/a              n/a           n/a
International Index*          0.86%     1.46%           0.36%           n/a              n/a           n/a
Bond Index*                   0.81%     1.41%           0.31%           n/a              n/a           n/a
S&P 500 Index                 0.63%     1.23%           0.23%          0.63%           0.48%         0.35%
-----------------------------------------------------------------------------------------------------------

* The Expense Limitation Agreement for these Funds also states that the expense ratio for each class will not exceed 4.00% through February 28, 2011.


                                    continued
                                                        N A T I O N W I D E   71

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
     OCTOBER 31, 2001


VMF may request and receive reimbursement from the Funds of the advisory fees waived and other expenses reimbursed by VMF pursuant to the Expense Limitation Agreements at a later date not to exceed five fiscal years from commencement of operations if the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth above. No reimbursement will be made unless: (i) the Fund's assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Except as provided for in the Expense Limitation Agreements, reimbursement of amounts previously waived or assumed by VMF is not permitted. As of the period ended October 31, 2001, the cumulative potential reimbursements were $227,855, $216,134, $264,184, $205,239 and
$510,409 for the Mid Cap Market Index, Small Cap Index, International Index, Bond Index and S&P 500 Index Funds, respectively.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Advisory Services, Inc. ("NAS"), the Funds' Distributor, is compensated by the Funds for expenses associated with the distribution of Class A and Class B shares with respect to all Funds and for Service Class shares and Local Fund shares for the S&P 500 Index Fund. These fees are based on average daily net assets of the respective class of the Funds at an annual rate not to exceed 0.25% for Class A shares and 1.00% for Class B shares of all Funds and 0.15% and 0.07% for the Service Class and Local Fund shares, respectively, of the S&P 500 Index Fund.

Pursuant to an Underwriting Agreement, NAS serves as principal underwriter of the Funds in the continuous distribution of their shares and receives commissions in the form of a front-end sales charge on the Class A shares. Such fees are deducted from and are not included in proceeds from sales of Class A shares. From such fees, NAS pays sales commissions, salaries, and other expenses in connection with generating new sales of Class A shares of the Funds. NAS also receives fees for services as principal underwriter for Class B shares of the Funds. Such fees are contingent deferred sales charges (CDSCs) ranging from 1% to 5% imposed on redemptions of Class B shares which may cause the current value of a shareholder's account to fall below the total purchase payments. The CDSC, if applicable, will be imposed on redemptions made within 6 years of the purchase. For the year ended October 31, 2001, NAS received commissions of $99,347 from front-end sales charges of Class A shares and from CDSC fees from Class B shares of the Funds, of which $98,011 was reallowed to affiliated broker-dealers of the Funds. The Board of Trustees approved a change in the principal underwriter of the Trust from NAS to Villanova Distribution Services, Inc. (whose name will change to Gartmore Distribution Services, Inc. when it becomes the underwriter). As of October 31, 2001 the change in underwriter has not occurred, but it is anticipated to occur during 2002.

Under the terms of a Fund Administration Agreement, VSA receives fees from the Funds for providing various administrative and accounting services. These fees are calculated daily based on the Funds' average daily net assets and paid monthly. During the period from October 15, 2001 through October 31, 2001, the Funds incurred fund administration fees according to the following schedule:

                               FUND     FUND ADMINISTRATION FEE SCHEDULE
   ---------------------------------------------------------------------------
       (Mid Cap Market Index, Small     Up to $250 million           0.07%
     Cap Index, International Index     On the next $750 million     0.05%
                   and Bond Index)*     On $1 billion and more       0.04%
   ---------------------------------------------------------------------------
                      S&P 500 Index     Up to $1 billion             0.05%
                                        On $1 billion and more       0.04%
   ---------------------------------------------------------------------------

* The Fund Administration fee for these Funds are subject to a minimum of $75,000 per Fund per year.

Prior to October 15, 2001, the Feeder Funds incurred fund administration fees according to the following schedule:

                               FUND     FUND ADMINISTRATION FEE SCHEDULE*
   ---------------------------------------------------------------------------
               Mid Cap Market Index     Up to $250 million           0.29%
                                        On $250 million and more     0.26%
    ---------------------------------------------------------------------------
                   Small Cap Index      Up to $250 million           0.27%
                                        On $250 million and more     0.24%
    ---------------------------------------------------------------------------
               International Index      Up to $250 million           0.34%
                                        On $250 million and more     0.31%
   ---------------------------------------------------------------------------
                         Bond Index     Up to $250 million           0.29%
                                        On $250 million and more     0.26%
   ---------------------------------------------------------------------------

* The Fund Administration fee is subject to a minimum of $75,000 per Fund per year.


                                    continued
72   N A T I O N W I D E

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
     OCTOBER 31, 2001

VSA has entered into an agreement with BISYS Fund Services Ohio, Inc. to provide sub-administration services to the Funds. Prior to October 15, 2001, VSA also had an agreement with FAM to provide sub-administration services to the Feeder Funds.

Nationwide Investors Services, Inc. ("NISI"), a subsidiary of VSA, serves as Transfer and Dividend Disbursing Agent for the Funds. For these services, NISI received fees at $20 per account for Class A and Class B shares and 0.01% of the average daily net assets of all the other classes.

NISI has entered into an agreement with BISYS Fund Services Ohio, Inc., to provide sub-transfer agency services to the Funds.

Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including Nationwide Financial Services (NFS), and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging bank wires, performing shareholder sub-accounting, answering inquiries regarding the Funds, and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of the Class A shares for all Funds and for the Service Class and Institutional Service Class of shares of the S&P 500 Index Fund.

4.  BANK LOANS

NMF currently has an unsecured bank line of credit of $50,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. On occasion during the year, Small Cap Index, International Index, Bond Index and S&P 500 Index temporarily borrowed funds. These interest costs are included in custodian fees in the Statements of Operations. No compensating balances are required under the terms of the line of credit. The Funds had no outstanding borrowings as of October 31, 2001.

5.  INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended October 31, 2001, are summarized as follows:

FUND                                     PURCHASES      SALES
----------------------------------------------------------------
Mid Cap Market Index                    $ 16,136,496  $        -
Small Cap Index                            5,922,397      18,304
International Index                       39,537,512   1,428,731
Bond Index                                38,476,070   2,889,811
S&P 500 Index                            142,196,121   6,300,227

6.  FEDERAL INCOME TAX INFORMATION

As of October 31, 2001, the following Funds had net capital loss carryforwards which will be available through the stated years to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that this carryforward is used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

FUND                                        AMOUNT    EXPIRES
-------------------------------------------------------------
Mid Cap Market Index                      $  243,250     2009
Small Cap Index                               17,303     2008
International Index                            7,023     2008
International Index                          503,770     2009
S&P 500 Index                              5,490,537     2009

During the fiscal year ended October 31, 2001, the Funds paid long-term capital gain distributions as follows:

FUND                                                   AMOUNT
-------------------------------------------------------------
Mid Cap Market Index                                  $22,437
S&P 500 Index                                       4,646,454


                                    continued
                                                        N A T I O N W I D E   73

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
     OCTOBER 31, 2001

7.   SUBSEQUENT  EVENT

At a regular quarterly meeting of the Board of Trustees on November 29, 2001, the Board considered and approved the following transaction:

(a) Approved a change in the Fund Administration Agreement and the Transfer and Dividend Disbursing Agent Agreement so that the services provided under both agreements are covered by a combined fee schedule as follows:

          FEE SCHEDULE BASED ON TRUST LEVEL NET ASSETS
        ------------------------------------------------
                           Up to $1 billion     0.25%
          Between $1 billion and $3 billion     0.18%
          Between $3 billion and $4 billion     0.14%
          Between $4 billion and $5 billion     0.07%
         Between $5 billion and $10 billion     0.04%
        Between $10 billion and $12 billion     0.02%
                    On $12 billion and more     0.01%

     The fees are calculated based on Trust level average daily net assets and are allocated proportionately among all funds within the Trust in relation to the average daily net assets of each fund. The above fee schedule became effective on December 1, 2001.

8.  OTHER FEDERAL INCOME TAX INFORMATION (UNAUDITED)

For corporate shareholders, the following percentage of the total ordinary income distributions paid during the fiscal year ended October 31, 2001 qualify for the corporate dividends received deduction for the following Fund:

                         FUND     PERCENTAGE
        ------------------------------------------------
                S&P 500 Index     100.00%


74   N A T I O N W I D E

SHAREHOLDER MEETINGS
--------------------------------------------------------------------------------
(UNAUDITED)                  OCTOBER 31, 2001

On August 31, 2001 a Special Meeting of the shareholders of the Nationwide Mid Cap Market Index Fund, Nationwide Small Cap Index Fund, Nationwide International Index Fund and Nationwide Bond Index Fund (individually a "Feeder Fund", collectively the "Feeder Funds") was held. The matters considered at the meeting, together with the actual vote tabulations relating to such matters are as follows:

ISSUE 1:

To approve an Investment Advisory Agreement between the Trust, on behalf of each Feeder Fund, and Villanova Mutual Fund Capital Trust ("VMF") which was necessary to allow the Fund to convert from being a Feeder Fund in a master/feeder structure to a directly-managed portfolio of securities.

FUND                         FOR               AGAINST               ABSTAIN
Mid Cap Market Index     902,825                 1,762                 4,305
Small Cap Index          709,599                 9,817                 3,889
International Index      671,868                11,296                     -
Bond Index             1,178,620                 5,837                     -

ISSUE 2:

To approve a Subadvisory Agreement between the Trust, on behalf of each Feeder Fund, VMF and Fund Asset Management, L.P. which was necessary to allow the Fund to convert from being a Feeder Fund in a master/feeder structure to a directly-managed portfolio of securities.

FUND                         FOR               AGAINST               ABSTAIN
-----------------------------------------------------------------------------
Mid Cap Market Index     902,781                 1,762                 4,349
Small Cap Index          709,599                 9,817                 3,889
International Index      671,944                11,220                     -
Bond Index             1,178,620                 5,837                     -
-----------------------------------------------------------------------------

ISSUE 3:

To approve the reclassification of the fundamental investment objective of each Fund as non-fundamental.

FUND                         FOR               AGAINST               ABSTAIN
-----------------------------------------------------------------------------
Mid Cap Market Index     902,460                 1,827                 4,605
Small Cap Index          709,594                 9,822                 3,889
International Index      669,479                11,296                 2,389
Bond Index             1,167,263                17,194                     -
-----------------------------------------------------------------------------

ISSUE 4:

To authorize the Board of Trustees, without shareholder approval, to appoint, replace or terminate subadvisers recommended by VMF, and to amend the terms of any subadvisory agreement for each Fund.

FUND                         FOR               AGAINST               ABSTAIN
-----------------------------------------------------------------------------
Mid Cap Market Index     901,624                 2,963                 4,305
Small Cap Index          707,322                 9,821                 6,162
International Index      671,868                11,296                     -
Bond Index             1,166,876                17,194                   387
-----------------------------------------------------------------------------


                                                        N A T I O N W I D E   75

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------
THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
NATIONWIDE MUTUAL FUNDS:

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Nationwide Mid Cap Market Index Fund, Nationwide Small Cap Index Fund, Nationwide International Index Fund, Nationwide Bond Index Fund, and Nationwide S&P 500 Index Fund (the Funds), each a series of Nationwide Mutual Funds, as of October 31, 2001, and the related statements of operations, statements of changes in net assets and financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2001, by confirmation with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material aspects, the financial position of each of the aforementioned funds, as of October 31, 2001, the results of their operations, the changes in their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
COLUMBUS, OHIO
DECEMBER 14, 2001


76   N A T I O N W I D E